Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document And Entity Information [Abstract]
Entity Registrant Name	HEALTH CARE REIT INC /DE/
Entity Central Index Key	0000766704
Document Type	8-K
Document Period End date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,204,141,431
Entity Common Stock Shares Outstanding		147,381,372

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Real property owned:
Land and land improvements	$ 727,050	$ 521,055
Buildings and improvements	7,627,132	5,185,328
Acquired lease intangibles	258,079	127,390
Real property held for sale, net of accumulated depreciation	23,441	45,686
Construction in progress	356,793	456,832
Gross real property owned	8,992,495	6,336,291
Less accumulated depreciation and amortization	(836,966)	(677,851)
Net real property owned	8,155,529	5,658,440
Real estate loans receivable:
Real estate loans receivable	436,580	427,363
Less allowance for losses on loans receivable	(1,276)	(5,183)
Net real estate loans receivable	435,304	422,180
Net real estate investments	8,590,833	6,080,620
Other assets:
Equity investments	237,107	5,816
Goodwill	51,207	0
Deferred loan expenses	32,960	22,698
Cash and cash equivalents	131,570	35,476
Restricted cash	79,069	23,237
Receivables and other assets	328,988	199,339
Total other assets	860,901	286,566
Total assets	9,451,734	6,367,186
Liabilities:
Borrowings under unsecured line of credit arrangement	300,000	140,000
Senior unsecured notes	3,034,949	1,653,027
Secured debt	1,125,906	620,995
Capital lease obligations	8,881	0
Accrued expenses and other liabilities	244,345	145,713
Total liabilities	4,714,081	2,559,735
Redeemable noncontrolling interests	4,553	0
Equity:
Preferred stock	291,667	288,683
Common stock	147,155	123,385
Capital in excess of par value	4,932,468	3,900,666
Treasury stock	(11,352)	(7,619)
Cumulative net income	1,676,196	1,547,669
Cumulative dividends	(2,427,881)	(2,057,658)
Accumulated other comprehensive income	(11,099)	(2,891)
Other equity	5,697	4,804
Total Health Care REIT, Inc. stockholders' equity	4,602,851	3,797,039
Noncontrolling interests	130,249	10,412
Total equity	4,733,100	3,807,451
Total liabilities and equity	$ 9,451,734	$ 6,367,186

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues:
Rental income	$ 573,532		$ 489,031		$ 445,030
Resident fees and services	51,006
Interest income	40,855		40,885		40,063
Other income	7,245		7,788		10,521
Total revenues	672,638		537,704		495,614
Expenses:
Interest expense	155,359		100,379		123,078
Property operating expenses	83,120		45,896		42,634
Depreciation and amortization	191,950		145,558		132,967
General and administrative	54,626		49,691		47,193
Transaction costs	46,660
Realized loss of derivatives					23,393
Loss (gain) on extinguishment of debt	34,171		25,107		(2,094)
Provision for loan losses	29,684		23,261		94
Total expenses	595,570		389,892		367,265
Income from continuing operations before income taxes and income from unconsolidated joint ventures	77,068		147,812		128,349
Income tax (expense) benefit	(364)		(168)		(1,306)
Income from unconsolidated joint ventures	6,673
Income from continuing operations	83,377		147,644		127,043
Discontinued operations:
Gain (loss) on sales of properties	36,115		43,394		163,933
Impairment of assets	(947)		(25,223)		(32,648)
Income (loss) from discontinued operations, net	10,339		27,112		25,097
Discontinued operations, net	45,507		45,283		156,382
Net income	128,884		192,927		283,425
Less: Preferred stock dividends	21,645		22,079		23,201
Net income (loss) attributable to noncontrolling interests	357		(342)		126
Net income attributable to common stockholders	$ 106,882		$ 171,190		$ 260,098
Average number of common shares outstanding:
Basic	127,656		114,207		93,732
Diluted	128,208		114,612		94,309
Basic:
Income from continuing operations attributable to common stockholders	$ 0.48		$ 1.1		$ 1.11
Discontinued operations, net	$ 0.36		$ 0.4		$ 1.67
Net income attributable to common stockholders	$ 0.84	[1]	$ 1.5	[1]	$ 2.77	[1]
Diluted:
Income from continuing operations attributable to common stockholders	$ 0.48		$ 1.1		$ 1.1
Discontinued operations, net	$ 0.35		$ 0.4		$ 1.66
Net income attributable to common stockholders	$ 0.83	[1]	$ 1.49	[1]	$ 2.76	[1]

[1]	Amounts may not sum due to rounding

Consolidated Statements of Equity (USD $) In Thousands	Preferred Stock	Common Stock	Capital in Excess of Par Value	Treasury Stock	Cumulative Net Income	Cumulative Dividends	Accumulated Other Comprehensive Income	Other Equity	Noncontrolling Interests	Total
Balances at beginning of period at Dec. 31, 2007	$ 330,243	$ 85,412	$ 2,394,099	$ (3,952)	$ 1,071,101	$ (1,446,959)	$ (7,381)	$ 2,701	$ 9,687	$ 2,434,951
Comprehensive income:
Net income					283,299				126	283,425
Other comprehensive income:
Unrealized gain (loss) on equity investments							(846)			(846)
Unrecognized SERP actuarial gain (loss)							(715)			(715)
Cash flow hedge activity							7,829			7,829
Contributions by noncontrolling interests									3,556	3,556
Distributions to noncontrolling interests									(2,766)	(2,766)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures		1,804	76,013	(1,193)				(99)		76,525
Proceeds from issuance of common shares		16,444	695,239							711,683
Conversion of preferred stock	(40,314)	975	39,339
Option compensation expense								1,503		1,503
Cash dividends paid:
Common stock cash dividends						(253,659)				(253,659)
Preferred stock cash dividends						(23,201)				(23,201)
Balances at end of period at Dec. 31, 2008	289,929	104,635	3,204,690	(5,145)	1,354,400	(1,723,819)	(1,113)	4,105	10,603	3,238,285
Comprehensive income:
Net income					193,269				(342)	192,927
Other comprehensive income:
Unrealized gain (loss) on equity investments							487			487
Unrecognized SERP actuarial gain (loss)							277			277
Cash flow hedge activity							(2,542)			(2,542)
Contributions by noncontrolling interests									2,255	2,255
Distributions to noncontrolling interests									(2,104)	(2,104)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures		1,751	66,690	(2,474)				(930)		65,037
Proceeds from issuance of common shares		16,969	628,070							645,039
Conversion of preferred stock	(1,246)	30	1,216
Option compensation expense								1,629		1,629
Cash dividends paid:
Common stock cash dividends						(311,760)				(311,760)
Preferred stock cash dividends						(22,079)				(22,079)
Balances at end of period at Dec. 31, 2009	288,683	123,385	3,900,666	(7,619)	1,547,669	(2,057,658)	(2,891)	4,804	10,412	3,807,451
Comprehensive income:
Net income					128,527				357	128,884
Other comprehensive income:
Unrealized gain (loss) on equity investments							54			54
Unrecognized SERP actuarial gain (loss)							(199)			(199)
Cash flow hedge activity							(8,063)			(8,063)
Contributions by noncontrolling interests			43,640						122,781	166,421
Distributions to noncontrolling interests									(3,301)	(3,301)
Amounts related to issuance of common stock from dividend reinvestment and stock incentive plans, net of forfeitures		2,300	97,696	(3,733)				(741)		95,522
Proceeds from issuance of common shares		21,131	884,255							905,386
Equity component of convertible debt			(9,689)							(9,689)
Equity consideration in business combinations	16,667		2,721							19,388
Redemption of preferred stock	(165)									(165)
Conversion of preferred stock	(13,518)	339	13,179
Option compensation expense								1,634		1,634
Cash dividends paid:
Common stock cash dividends						(348,578)				(348,578)
Preferred stock cash dividends						(21,645)				(21,645)
Balances at end of period at Dec. 31, 2010	$ 291,667	$ 147,155	$ 4,932,468	$ (11,352)	$ 1,676,196	$ (2,427,881)	$ (11,099)	$ 5,697	$ 130,249	$ 4,733,100

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 128,884	$ 192,927	$ 283,425
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation and amortization expenses	202,543	164,923	163,045
Other amortization expenses	17,169	15,412	14,837
Provision for loan losses	29,684	23,261	94
Impairment of assets	947	25,223	32,648
Stock-based compensation expense	11,823	9,633	8,530
Loss (gain) on extinguishment of debt	34,171	25,107	(2,094)
Income from unconsolidated joint ventures	(6,673)
Rental income less than (in excess of) cash received	(6,594)	11,259	7,793
Amortization related to above (below) market leases, net	(2,856)	(1,713)	(1,039)
Loss (gain) on sales of properties	(36,115)	(43,394)	(163,933)
Other income less than (in excess of) cash received		(5,000)
Deferred gain on sales of properties			3,708
Increase (decrease) in accrued expenses and other liabilities	12,293	(311)	17,363
Decrease (increase) in receivables and other assets	(20,535)	(36,068)	(3,694)
Net cash provided from (used in) operating activities	364,741	381,259	360,683
Investing activities
Investment in real property, net of cash acquired	(2,074,176)	(598,959)	(1,072,376)
Capitalized interest	(20,792)	(41,170)	(25,029)
Investment in real estate loans receivable	(97,265)	(74,417)	(83,109)
Other investments, net of payments	(133,894)	(22,133)	(21,725)
Principal collected on real estate loans receivable	43,495	111,779	18,169
Contributions to unconsolidated joint ventures	(196,413)
Distributions by unconsolidated joint ventures	103
Decrease (increase) in restricted cash	(52,124)	130,833	(138,502)
Proceeds from sales of real property	219,027	224,007	287,047
Net cash provided from (used in) investing activities	(2,312,039)	(270,060)	(1,035,525)
Financing activities
Net increase (decrease) under unsecured lines of credit arrangements	160,000	(430,000)	263,000
Proceeds from issuance of senior unsecured convertible notes	1,821,683
Payments to extinguish senior unsecured notes	(495,542)	(201,048)	(42,330)
Net proceeds from the issuance of secured debt	154,306	276,277
Payments on secured debt	(217,711)	(107,736)	(58,594)
Net proceeds from the issuance of common stock	995,438	704,533	782,285
Decrease (increase) in deferred loan expenses	(3,869)	(7,431)	(348)
Contributions by noncontrolling interests	2,611	2,255	3,556
Distributions to noncontrolling interests	(3,301)	(2,104)	(2,766)
Cash distributions to stockholders	(370,223)	(333,839)	(276,860)
Net cash provided from (used in) financing activities	2,043,392	(99,093)	667,943
Increase (decrease) in cash and cash equivalents	96,094	12,106	(6,899)
Cash and cash equivalents at beginning of period	35,476	23,370	30,269
Cash and cash equivalents at end of period	131,570	35,476	23,370
Supplemental cash flow information:
Interest paid	156,207	143,697	156,914
Income taxes paid	$ 319	$ 854	$ 1,789

Business	12 Months Ended
Dec. 31, 2010
Business [Abstract]
Business
1. Business
     Health Care REIT, Inc., an S&P 500 company with headquarters in Toledo, Ohio, is an equity real estate investment trust (“REIT”) that invests in senior housing and health care real estate. Our full service platform also offers property management and development services to our customers. As of December 31, 2010, our diversified portfolio consisted of 683 properties in 41 states. Founded in 1970, we were the first real estate investment trust to invest exclusively in health care facilities. More information is available on our website at www.hcreit.com.

Accounting Policies and Related Matters	12 Months Ended
Dec. 31, 2010
Accounting Policies and Related Matters [Abstract]
Accounting Policies and Related Matters
2. Accounting Policies and Related Matters
Principles of Consolidation
     The consolidated financial statements include the accounts of our wholly-owned subsidiaries and joint ventures that we control, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.
     At inception of joint venture transactions, we identify entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determine which business enterprise is the primary beneficiary of its operations. A variable interest entity is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support. We consolidate investments in VIEs when we are determined to be the primary beneficiary. ASC 810, Consolidations, requires enterprises to perform a qualitative approach to determining whether or not a VIE will need to be consolidated on a continuous basis. This evaluation is based on an enterprise’s ability to direct and influence the activities of a variable interest entity that most significantly impact that entity’s economic performance.
     For investments in joint ventures, we evaluate the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners’ rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. We similarly evaluate the rights of managing members of limited liability companies.
Use of Estimates
     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Revenue Recognition
     Revenue is recorded in accordance with U.S. GAAP, which requires that revenue be recognized after four basic criteria are met. These four criteria include persuasive evidence of an arrangement, the rendering of service, fixed and determinable income and reasonably assured collectability. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risk. Substantially all of our operating leases contain either fixed or contingent escalating rent structures. Leases with fixed annual rental escalators are generally recognized on a straight-line basis over the initial lease period, subject to a collectability assessment. Rental income related to leases with contingent rental escalators is generally recorded based on the contractual cash rental payments due for the period. We recognize resident fees and services, other than move in fees, monthly as services are provided. Move in fees, which are a component of resident fees and services, are recognized on a straight-line basis over the term of the applicable lease agreement. Lease agreements with residents generally have a term of one year and are cancelable by the resident with 30 days’ notice.
Cash and Cash Equivalents
     Cash and cash equivalents consist of all highly liquid investments with an original maturity of three months or less.
Restricted Cash
     Restricted cash primarily consists of amounts held by lenders to provide future payments for real estate taxes, insurance, tenant and capital improvements and amounts held in escrow relating to acquisitions we are entitled to receive over a period of time as outlined in the escrow agreement.
Deferred Loan Expenses
     Deferred loan expenses are costs incurred by us in connection with the issuance, assumption and amendments of debt arrangements. We amortize these costs over the term of the debt using the straight-line method, which approximates the effective interest method.
Equity Investments
     Equity investments at December 31, 2010 and 2009 include an investment in a public company that has a readily determinable fair market value. We classify this equity investment as available-for-sale and, accordingly, record this investment at its fair market value with unrealized gains and losses included in accumulated other comprehensive income, a separate component of stockholders’ equity. Equity investments at December 31, 2010 and 2009 also include an investment in a private company. We do not have the ability to exercise influence over the company, so the investment is accounted for under the cost method. Under the cost method of accounting, investments in private companies are carried at cost and are adjusted only for other-than-temporary declines in fair value, return of capital and additional investments. These equity investments represented a minimal ownership interest in these companies. Additionally, equity investments include investments in unconsolidated joint ventures.
Investments in Unconsolidated Joint Ventures
     Investments in less than majority owned entities where our interests represent a general partnership interest but substantive participating rights or substantive kick-out rights have been granted to the limited partners, or where our interests do not represent the general partnership interest and we do not control the major operating and financial policies of the entity, are reported under the equity method of accounting. Under the equity method of accounting, our share of the investee’s earnings or losses is included in our consolidated results of operations. To the extent that the Company’s cost basis is different from the basis reflected at the joint venture level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in the Company’s share of equity in earnings of the joint venture. The initial carrying value of investments in unconsolidated joint ventures is based on the amount paid to purchase the joint venture interest or the estimated fair value of the assets prior to the sale of interests in the joint venture. We evaluate our equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When we determine a decline in the estimated fair value of such an investment below its carrying value is other-than-temporary, an impairment is recorded.
Redeemable Noncontrolling Interests
     Certain noncontrolling interests are redeemable at fair value at December 31, 2010. Accordingly, we record the carrying amount of the noncontrolling interests at the greater of (i) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss and its share of other comprehensive income or loss and dividends or (ii) the redemption value. In accordance with ASC 810, the redeemable noncontrolling interests were classified outside of permanent equity, as a mezzanine item, in the balance sheet.
Real Property Owned
     Real property developed by us is recorded at cost, including the capitalization of construction period interest. The cost of real property acquired is allocated to net tangible and identifiable intangible assets based on their respective fair values. These properties are depreciated on a straight-line basis over their estimated useful lives which range from 15 to 40 years for buildings and five to 15 years for improvements. Tangible assets primarily consist of land, buildings and improvements. We consider costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in our statement of cash flows.
     The remaining purchase price is allocated among identifiable intangible assets primarily consisting of the above or below market component of in-place leases and the value of in-place leases. The value allocable to the above or below market component of the acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term, and (ii) management’s estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in acquired lease intangibles and below market leases are included in other liabilities in the balance sheet and are amortized to rental income over the remaining terms of the respective leases.
     The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship values based on management’s evaluation of the specific characteristics of each tenant’s lease and the Company’s overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of the Company’s existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals, among other factors. The estimated aggregate amortization expense for acquired lease intangibles is expected to be recognized over a weighted average period of 18.2 years and is as follows for the periods indicated (in thousands):

2011	$48,613
2012	30,828
2013	14,194

2014	9,831
2015	8,618
Thereafter	96,851

Totals	$208,935

     The net book value of long-lived assets is reviewed quarterly on a property by property basis to determine if facts and circumstances suggest that the assets may be impaired or that the depreciable life may need to be changed. We consider external factors relating to each asset and the existence of a master lease which may link the cash flows of an individual asset to a larger portfolio of assets leased to the same tenant. If these factors and the projected undiscounted cash flows of the asset over the remaining depreciation period indicate that the asset will not be recoverable, the carrying value is reduced to the estimated fair market value. In addition, we are exposed to the risks inherent in concentrating investments in real estate, and in particular, the senior housing and health care industries. A downturn in the real estate industry could adversely affect the value of our properties and our ability to sell properties for a price or on terms acceptable to us.
Capitalization of Construction Period Interest
     We capitalize interest costs associated with funds used to finance the construction of properties owned directly by us. The amount capitalized is based upon the balance outstanding during the construction period using the rate of interest which approximates our cost of financing. We capitalized interest costs of  $20,792,000,  $41,170,000, and  $25,029,000 during 2010, 2009 and 2008, respectively, related to construction of real property owned by us. Our interest expense reflected in the consolidated statements of income has been reduced by the amounts capitalized.
Gain on Sale of Assets
     We recognize sales of assets only upon the closing of the transaction with the purchaser. Payments received from purchasers prior to closing are recorded as deposits and classified as other assets on our Consolidated Balance Sheets. Gains on assets sold are recognized using the full accrual method upon closing when (i) the collectability of the sales price is reasonably assured, (ii) we are not obligated to perform significant activities after the sale to earn the profit, (iii) we have received adequate initial investment from the buyer and (iv) other profit recognition criteria have been satisfied. Gains may be deferred in whole or in part until the sales satisfy the requirements of gain recognition on sales of real estate.
Real Estate Loans Receivable
     Real estate loans receivable consist of mortgage loans and other real estate loans. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risks. The loans are primarily collateralized by a first, second or third mortgage lien, a leasehold mortgage on, or an assignment of the partnership interest in, the related properties, corporate guaranties and/or personal guaranties.
Allowance for Losses on Loans Receivable
     The allowance for losses on loans receivable is maintained at a level believed adequate to absorb potential losses in our loans receivable. The determination of the allowance is based on a quarterly evaluation of these loans, including general economic conditions and estimated collectability of loan payments. We evaluate the collectability of our loans receivable based on a combination of factors, including, but not limited to, delinquency status, historical loan charge-offs, financial strength of the borrower and guarantors and value of the underlying collateral. If such factors indicate that there is greater risk of loan charge-offs, additional allowances or placement on non-accrual status may be required. A loan is impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due as scheduled according to the contractual terms of the original loan agreement. Consistent with this definition, all loans on non-accrual are deemed impaired. At December 31, 2010, we had loans with outstanding balances of  $9,691,000 on non-accrual status ( $67,126,000 at December 31, 2009). To the extent circumstances improve and the risk of collectability is diminished, we will return these loans to full accrual status. While a loan is on non-accrual status, any cash receipts are applied against the outstanding principal balance.
Goodwill
     We account for goodwill in accordance with U.S. GAAP. Goodwill is tested annually for impairment and is tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount, including goodwill, exceeds the reporting unit’s fair value and the implied fair value of goodwill is less than the carrying amount of that goodwill.
Fair Value of Derivative Instruments
     The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values for our derivatives are estimated by utilizing pricing models that consider forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future. See Note 11 for additional information.
Federal Income Tax
     No provision has been made for federal income taxes since we have elected to be treated as a real estate investment trust under the applicable provisions of the Internal Revenue Code, and we believe that we have met the requirements for qualification as such for each taxable year. Our taxable REIT subsidiaries are subject to federal, state and local income taxes. See Note 18 for additional information.
Earnings Per Share
     Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding for the period adjusted for non-vested shares of restricted stock. The computation of diluted earnings per share is similar to basic earnings per share, except that the number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.
New Accounting Standards
     In June 2009, the Financial Accounting Standards Board (“FASB”) amended the consolidation guidance for variable interest entities. The new guidance, to be applied on a continuous basis, requires enterprises to perform a qualitative approach to determining whether or not a variable interest entity will need to be consolidated. This evaluation is based on an enterprise’s ability to direct and influence the activities of a variable interest entity that most significantly impact its economic performance. This amendment became effective as of January 1, 2010. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.
     In July 2010, the FASB issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (“ASU 2010-20”). This update expands the required disclosures regarding the credit quality of our financing receivables, how risk is analyzed and assessed in arriving at the allowance for credit losses, and the changes (and reasons for the changes) in the allowance for credit losses. Both new and existing disclosures must be disaggregated by portfolio segment and class. The disaggregation of information is based on the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. This update is effective for interim periods and fiscal years ending after December 15, 2010. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.
Reclassifications
     Certain amounts in prior years have been reclassified to conform to current year presentation.

Real Property Acquisitions and Development	12 Months Ended
Dec. 31, 2010
Real Property Acquisitions and Development [Abstract]
Real Property Acquisitions and Development
3. Real Property Acquisitions and Development
Senior Housing Operating Partnerships
Merrill Gardens Partnership
     During the three months ended September 30, 2010, we completed the formation of our partnership with Merrill Gardens LLC to own and operate a portfolio of 38 combination senior housing and care communities located primarily in West Coast markets. We own an 80% partnership interest and Merrill Gardens owns the remaining 20% interest and continues to manage the communities. The partnership owns and operates 13 communities previously owned by us and 25 additional communities previously owned by Merrill Gardens. The transaction took advantage of the structure authorized by the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”). (See Note 18 for additional discussion of RIDEA.) The results of operations for this partnership have been included in our consolidated results of operations beginning as of September 1, 2010 and are a component of our senior housing operating segment. Consolidation is based on a combination of ownership interest and control of operational decision-making authority.
     In conjunction with the formation of the partnership, we contributed  $254,885,000 of cash and the 13 properties previously owned by us, and the partnership assumed the secured debt relating to these properties. Merrill Gardens contributed the remaining 25 properties to the partnership and the secured debt relating to these properties in exchange for their 20% interest in the partnership. The 13 properties are recorded at their historical carrying values and the noncontrolling interest was established based on such values. The difference between the fair value of the consideration received relating to these properties and the historical allocation of the 20% noncontrolling interest was recorded in capital in excess of par value. The total purchase price for the 25 communities acquired have been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company’s accounting policies. Such allocations have not been finalized as we await final asset valuations and, as such, the allocation of the purchase consideration included in the accompanying Consolidated Balance Sheet at December 31, 2010 is preliminary and subject to adjustment. The 20% noncontrolling interest relating to the acquired 25 properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 1.9 years. The following table presents the preliminary allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$64,050
Buildings and improvements	476,817
Acquired lease intangibles	45,036
Cash and cash equivalents	4,777
Restricted cash	3,707
Receivables and other assets	13,459

Total assets acquired	607,846
Secured debt	234,431
Accrued expenses and other liabilities	3,316

Total liabilities assumed	237,747
Capital in excess of par	41,423
Noncontrolling interests	79,775

Net assets acquired	$248,901

Senior Star Partnership
     During the three months ended December 31, 2010, we completed the formation of our partnership with Senior Star Living to own and operate a portfolio of nine combination senior housing and care communities located primarily in six states. We own a 90% partnership interest and Senior Star owns the remaining 10% interest and continues to manage the communities. The partnership owns and operates two communities previously owned by us and seven additional communities previously owned by Senior Star. The transaction took advantage of the structure authorized by RIDEA. (See Note 18 for additional discussion of RIDEA.) The results of operations for this partnership have been included in our consolidated results of operations beginning as of December 30, 2010 and are a component of our senior housing operating segment. Consolidation is based on a combination of ownership interest and control of operational decision-making authority.
     In conjunction with the formation of the partnership, we contributed  $152,270,000 of cash and the two properties previously owned by us. Senior Star contributed the remaining seven properties to the partnership and the secured debt relating to these properties in exchange for their 10% interest in the partnership. The two properties are recorded at their historical carrying values and the noncontrolling interest was established based on such values. The difference between the fair value of the consideration received relating to these properties and the historical allocation of the 10% noncontrolling interest was recorded in capital in excess of par value. The total purchase price for the seven communities acquired has been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company’s accounting policies. Such allocations have not been finalized as we await final asset valuations and, as such, the allocation of the purchase consideration included in the accompanying Consolidated Balance Sheet at December 31, 2010 is preliminary and subject to adjustment. The 10% noncontrolling interest relating to the acquired seven properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 2.08 years. The following table presents the preliminary allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$11,570
Buildings and improvements	210,094
Acquired lease intangibles	18,721
Cash and cash equivalents	3,756
Restricted cash	391
Receivables and other assets	940

Total assets acquired	245,472
Secured debt	70,736
Accrued expenses and other liabilities	3,533

Total liabilities assumed	74,269
Capital in excess of par	2,218
Noncontrolling interests	27,902

Net assets acquired	$141,083

     The following unaudited pro forma consolidated results of operations have been prepared as if the senior housing operating partnerships had occurred as of January 1, 2009 based on the preliminary purchase price allocations discussed above. The pro forma results reflect the significant impact of the aforementioned RIDEA transactions on the Company’s consolidated revenues. Amounts are in thousands, except per share data:

	Year Ended December 31,
	2010	2009
Revenues	$786,600	$690,329
Income from continuing operations attributable to common stockholders	$55,056	$97,736
Income from continuing operations attributable to common stockholders per share:
Basic	$0.43	$0.86
Diluted	$0.43	$0.85
Strategic Medical Office Partnership
     On December 31, 2010, we formed a strategic partnership with a national medical office building company (“MOBJV”) whereby the partnership invested in 17 medical office properties. We own a controlling interest in 11 properties and consolidate them. Consolidation is based on a combination of ownership interest and control of operational decision-making authority. We do not own a controlling interest in six properties and account for them under the equity method. Our investment in the strategic partnership provides us access to health systems and includes development and property management resources. The results of operations for this partnership have been included in our consolidated results of operations beginning as of December 31, 2010 and are a component of our medical facilities segment.
     In conjunction with the formation of the partnership, we contributed  $225,173,000 of cash, convertible preferred stock valued at  $16,667,000, options valued at  $2,721,000 and a note payable of  $8,333,000 with an interest rate of 6%. MOBJV contributed the properties to the partnership and the secured debt relating to these properties in exchange for their ownership interest in the partnership. The partnership contains certain contingent consideration arrangements ranging from  $0 to  $35,008,000. Amounts to be paid are contingent upon certain occupancy and development project performance thresholds. Of this amount, we recognized  $19,453,000 as an estimate of additional purchase consideration based on the probability amounts will be paid by the expiration date of the commitments. Of the remaining  $15,555,000 that was not recognized,  $12,500,000 would be required to be settled in the Company’s common stock if certain performance thresholds, which we did not deem probable, are met. The total purchase price for the assets acquired by the partnership has been allocated to the tangible and identifiable intangible assets and liabilities based upon their respective fair values in accordance with the Company’s accounting policies. Goodwill represents the future development pipeline expected to be generated by the principles. Cash flows from this future pipeline are expected to come from development activities and the ability to perform the management functions at the assets after the properties are developed. Such allocations have not been finalized as we await final asset valuations and, as such, the allocation of the purchase consideration included in the accompanying Consolidated Balance Sheet at December 31, 2010 is preliminary and subject to adjustment. The noncontrolling interest relating to the properties is also reflected at estimated fair value. The weighted average useful life of the acquired intangibles was 26.2 years. The following table presents the preliminary allocation of the purchase price to assets and liabilities assumed, based on their estimated fair values (in thousands):

Land and land improvements	$10,240
Buildings and improvements	171,014
Acquired lease intangibles	41,519
Investment in unconcolidated joint venture	21,321
Goodwill	51,207
Other acquired intangibles	43,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390

Total assets acquired	348,110
Secured debt	61,664
Below market lease intangibles	4,189
Accrued expenses and other liabilities	26,848

Total liabilities assumed	92,701
Redeemable noncontrolling interests	4,553
Preferred stock	16,667
Capital in excess of par	2,721
Noncontrolling interests	6,295

Net assets acquired	$225,173

Real Property Investment Activity
     The following is a summary of our real property investment activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property acquisitions:
Senior housing operating	$816,000		$816,000			$—			$—
Senior housing triple-net(2)	1,011,229		1,011,229			—	$113,790		113,790
Skilled nursing facilities	17,300		17,300	$11,650		11,650	11,360		11,360
Hospitals			—		$20,500	20,500		$196,303	196,303
Medical office buildings		$626,414	626,414		35,523	35,523		121,809	121,809
Land parcels		4,300	4,300			—	10,000		10,000

Total acquisitions	1,844,529	630,714	2,475,243	11,650	56,023	67,673	135,150	318,112	453,262
Less: Assumed debt	(389,253)	(170,255)	(559,508)			—			—
Assumed other items, net	(171,389)	(36,925)	(208,314)			—		(1,899)	(1,899)

Cash disbursed for acquisitions	1,283,887	423,534	1,707,421	11,650	56,023	67,673	135,150	316,213	451,363
Construction in progress additions:
Senior housing triple-net	85,993		85,993	310,310		310,310	419,622		419,622
Skilled nursing facilities	—		—	23,262		23,262	29,429		29,429
Hospitals		123,033	123,033		113,907	113,907		77,642	77,642
Medical office buildings		129,561	129,561		107,853	107,853		93,907	93,907

Total construction in progress additions	85,993	252,594	338,587	333,572	221,760	555,332	449,051	171,549	620,600
Less: Capitalized interest	(6,396)	(13,924)	(20,320)	(28,474)	(12,495)	(40,969)	(20,312)	(4,717)	(25,029)
Capitalized other	—	—	—			—	(119)		(119)
Accruals(3)	—	(11,435)	(11,435)		(21,466)	(21,466)			—

Cash disbursed for construction in progress	79,597	227,235	306,832	305,098	187,799	492,897	428,620	166,832	595,452
Capital improvements to existing properties	23,568	36,355	59,923	18,326	20,063	38,389	13,329	12,232	25,561

Total cash invested in real property	$1,387,052	$687,124	$2,074,176	$335,074	$263,885	$598,959	$577,099	$495,277	$1,072,376

(1)	Includes amounts relating to both the senior housing triple-net and senior housing operating segments (all activity for the years ended December 31, 2009 and 2008 related to the senior housing triple-net segment).

(2)	Includes $612,598,000 acquisition of a portfolio of 19 senior housing facilities that closed in December 2010. The allocation of the purchase consideration is preliminary and subject to change.

(3)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.
     The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented:

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Development projects:
Senior housing facilities	$273,034		$273,034	$505,137		$505,137	$190,044		$190,044
Skilled nursing facilities	—		—	45,367		45,367	16,918		16,918
Hospitals		$96,829	96,829			—		$35,151	35,151
Medical office buildings		65,547	65,547		$183,127	183,127		11,823	11,823

Total development projects	273,034	162,376	435,410	550,504	183,127	733,631	206,962	46,974	253,936
Expansion projects	3,216	—	3,216	4,288	—	4,288	40,954	—	40,954

Total construction in progress conversions	$276,250	$162,376	$438,626	$554,792	$183,127	$737,919	$247,916	$46,974	$294,890

(1)	Represents activity for the senior housing triple-net segment.
     Transaction costs for the year ended December 31, 2010 primarily represent costs incurred with the senior housing operating partnerships (including due diligence costs, fees for legal and valuation services, and termination of pre-existing relationships computed based on the fair value of the assets acquired), lease termination fees and costs incurred in connection with the new property acquisitions.
     We purchased  $23,097,000 of real property that had previously been financed by the Company with loans in 2008. This non-cash activity is appropriately not reflected in the accompanying statements of cash flows.
     At December 31, 2010, future minimum lease payments receivable under operating leases (excluding properties in our senior housing operating partnerships) are as follows (in thousands):

2011	$610,295
2012	604,731
2013	591,676
2014	538,787
2015	526,783
Thereafter	3,403,370

Totals	$6,275,642

Real Estate Intangibles	12 Months Ended
Dec. 31, 2010
Real Estate Intangibles [Abstract]
Real Estate Intangibles
4. Real Estate Intangibles
     The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2010	December 31, 2009
Assets:
In place lease intangibles	$182,030	$74,198
Above market tenant leases	24,089	10,232
Below market ground leases	46,992	39,806
Lease commissions	4,968	3,154

Gross historical cost	258,079	127,390
Accumulated amortization	(49,145)	(29,698)

Net book value	$208,934	$97,692

Weighted-average amortization period in years	18.2	30.0

Liabilities:
Below market tenant leases	$57,261	$22,961
Above market ground leases	5,020	4,084

Gross historical cost	62,281	27,045
Accumulated amortization	(15,992)	(10,478)

Net book value	$46,289	$16,567

Weighted-average amortization period in years	14.0	12.1

Dispositions, Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2010
Disclosure Dispositions, Assets Held for Sale and Discontinued Operations [Abstract]
Dispositions, Assets Held for Sale and Discontinued Operations
5. Dispositions, Assets Held for Sale and Discontinued Operations
     During the three months ended March 31, 2011, we sold 14 senior housing triple-net facilities for net gains of  $26,156,000. At March 31, 2011, we had one medical facility and 18 senior housing triple-net facilities that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. During the three months ended March 31, 2011, we recorded an impairment charge of  $202,000 related to two of the held for sale senior housing triple-net facilities to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. During the year ended December 31, 2008, we sold 38 properties for net gains of  $163,933,000. At December 31, 2008, we had 15 medical facilities that were held for sale and we recorded an impairment charge of  $32,648,000 to reduce the carrying values of certain properties to their estimated fair values less costs to sell. During the year ended December 31, 2009, we sold 36 properties for net gains of  $43,394,000. At December 31, 2009, we had two senior housing triple-net facilities and eight medical facilities held for sale and recorded an impairment charge of  $25,223,000 to reduce the medical office buildings to their estimated fair values less costs to sell. In determining the fair value of the held for sale properties, we used a combination of third party appraisals based on market comparable transactions, other market listings and asset quality as well as management calculations based on projected operating income and published capitalization rates. During the year ended December 31, 2010, we sold 38 properties, including seven of the held for sale medical facilities, for net gains of  $36,115,000. At December 31, 2010, we had one medical facility and 16 senior housing triple-net facilities that satisfied the requirements for held for sale treatment and such properties were properly recorded at the lesser of their estimated fair values less costs to sell or carrying values. During the year ended December 31, 2010, we recorded an impairment charge of  $947,000 related to two of the held for sale medical facilities to adjust the carrying values to estimated fair values less costs to sell based on current sales price expectations. The following is a summary of our real property disposition activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property dispositions:
Senior housing facilities	$3,438	$	$3,438	$55,320	$	$55,320	$163,622	$	$163,622
Skilled nursing facilities	166,852		166,852	45,835		45,835	6,290		6,290
Hospitals		—	—		40,841	40,841		8,735	8,735
Medical office buildings		14,092	14,092		44,717	44,717		6,781	6,781
Land parcels		—	—			—	73		73

Total dispositions	170,290	14,092	184,382	101,155	85,558	186,713	169,985	15,516	185,501
Add: Gain (loss) on sales of real property	36,274	(159)	36,115	32,084	11,310	43,394	151,457	12,476	163,933
LandAmerica settlement	—	—	—			—	2,500		2,500
Extinguishment of other assets (liabilities)	—	—	—			—		(116)	(116)
Seller financing on sales of real property	—	(1,470)	(1,470)		(6,100)	(6,100)	(59,649)	(5,122)	(64,771)

Proceeds from real property sales	$206,564	$12,463	$219,027	$133,239	$90,768	$224,007	$264,293	$22,754	$287,047

(1)	Represents activity for the senior housing triple-net segment.
     During the year ended December 31, 2008, we completed the sale of 29 properties to Emeritus Corporation for  $299,413,000, consisting of  $249,413,000 in cash proceeds and  $50,000,000 of seller financing, and we recognized a gain on sale of  $145,646,000. Total funds of  $299,413,000 were held in escrow for use in an Internal Revenue Code Section 1031 exchange, of which  $162,558,000 was utilized during the year ended December 31, 2008. We had retained LandAmerica 1031 Exchange Services, Inc. (“LES”) to act as a qualified intermediary. On November 26, 2008, LES and its parent, LandAmerica Financial Group, filed for bankruptcy protection. At that time, we had approximately  $136,855,000 in two segregated escrow accounts (the “Exchange Funds”) held by Centennial Bank, an affiliate of LES. Although the terms of our agreements with LES required that the Exchange Funds be returned to us, the return of the Exchange Funds was stayed by the bankruptcy proceedings. On February 23, 2009, the United States Bankruptcy Court for the Eastern District of Virginia, Richmond Division, entered an order approving the stipulation and settlement agreement among LES, the unsecured creditors committees and us. Pursuant to the terms of that settlement agreement, the Exchange Funds plus  $918,000 of interest were returned to us on February 23, 2009, and we made a settlement payment of  $2,000,000 to the LES bankruptcy estate. In connection with these proceedings, we incurred approximately  $500,000 in expenses. The settlement payment and expenses were recorded as reductions of gains on sales in 2008.
     We have reclassified the income and expenses attributable to all properties sold prior to or held for sale at March 31, 2011 to discontinued operations. Expenses include an allocation of interest expense based on property carrying values and our weighted average cost of debt. The following illustrates the reclassification impact as a result of classifying properties as discontinued operations for the periods presented (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues:
Rental income	$29,878	$50,880	$77,151
Other income	—	8,059	—
Expenses:
Interest expense	5,601	9,393	17,981
Property operating expenses	3,345	3,069	3,995
Provision for depreciation	10,593	19,365	30,078

Income (loss) from discontinued operations, net	$10,339	$27,112	$25,097

Real Estate Loans Receivable	12 Months Ended
Dec. 31, 2010
Real Estate Loans Receivable [Abstract]
Real Estate Loans Receivable
6. Real Estate Loans Receivable
     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2010	2009
Mortgage loans	$109,283	$74,517
Other real estate loans	327,297	352,846

Totals	$436,580	$427,363

     The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$9,742	$41,644	$51,386	$20,036	$—	$20,036	$121,493	$—	$121,493
Draws on existing loans	46,113	1,236	47,349	52,910	1,471	54,381	21,265	—	21,265

Sub-total	55,855	42,880	98,735	72,946	1,471	74,417	142,758	—	142,758
Less: Seller financing on property sales	—	(1,470)	(1,470)	—	—	—	(59,649)	—	(59,649)

Net cash advances on real estate loans	55,855	41,410	97,265	72,946	1,471	74,417	83,109	—	83,109
Receipts on real estate loans receivable:
Loan payoffs	5,619	6,233	11,852	61,659	32,197	93,856	8,815	—	8,815
Principal payments on loans	24,203	7,440	31,643	15,890	2,033	17,923	9,354	—	9,354

Total receipts on real estate loans	29,822	13,673	43,495	77,549	34,230	111,779	18,169	—	18,169

Net advances (receipts) on real estate loans	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)	$64,940	$—	$64,940

(1)	Represents activity for the senior housing triple-net segment.
     The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance at beginning of year	$5,183	$7,500	$7,406
Provision for loan losses	29,684	23,261	94
Charge-offs	(33,591)	(25,578)	—

Balance at end of year	$1,276	$5,183	$7,500

     As a result of our quarterly evaluations, we recorded  $29,684,000 of provision for loan losses during the year ended December 31, 2010. This amount includes the write-off of loans totaling  $33,591,000 primarily related to certain early stage senior housing and CCRC development projects. These related to three separate borrowers where new factors arose that, under the circumstances, resulted in the determination to record the write-offs. This was offset by a net reduction of the allowance balance by  $3,907,000, resulting in an allowance for loan losses of  $1,276,000 relating to real estate loans with outstanding balances of  $9,691,000, all of which were on non-accrual status at December 31, 2010.
     During the quarter ended September 30, 2010, we received title to a parcel of land and an equity interest in satisfaction of certain loans outstanding with a combined balance of  $38,848,000. For balance sheet purposes, the land parcel is recorded as land and the equity interest is accounted for as an equity method investment (in our senior housing triple-net segment), the amounts of which were recorded at their estimated fair values at the transaction dates. The equity interest is in an entity deemed to be a VIE, however, we have determined that we are not the primary beneficiary as we do not have the ability to direct and influence the activities that most significantly impact the entity’s economic performance. Our exposure to loss is limited to the recorded equity investment balance of  $29,578,000.
     The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance of impaired loans at end of year	$9,691	$67,126	$72,770
Allowance for loan losses	1,276	5,183	7,500

Balance of impaired loans not reserved	$8,415	$61,943	$65,270

Average impaired loans for the year	$38,409	$69,948	$36,785
Interest recognized on impaired loans(1)	103	530	3,288

(1)	Represents interest recognized prior to placement on non-accrual status.

Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2010
Investments in Unconsolidated Joint Ventures [Abstract]
Investments in Unconsolidated Joint Ventures
7. Investments in Unconsolidated Joint Ventures
     During the six months ended June 30, 2010, we entered into a joint venture investment with Forest City Enterprises (NYSE:FCE.A and FCE.B). We acquired a 49% interest in a seven-building life science campus located in University Park in Cambridge, MA, which is immediately adjacent to the campus of the Massachusetts Institute of Technology. Six buildings closed on February 22, 2010 and the seventh closed on June 30, 2010. The portfolio is 100% leased.
     In connection with these transactions, we invested  $174,692,000 of cash which is recorded as an equity investment on the balance sheet. Our share of the non-recourse secured debt assumed by the joint venture was approximately  $156,729,000 with weighted-average interest rates of 7.1%. The results of operations for these properties have been included in our consolidated results of operations from the date of acquisition by the joint venture and are reflected in our income statement as income from unconsolidated joint ventures. The aggregate remaining unamortized basis difference of our investment in this joint venture of  $15,141,000 at December 31, 2010 is primarily attributable to real estate and related intangible assets and will be amortized over the life of the related properties and included in the reported amount of income from unconsolidated joint ventures.
     In addition, on December 31, 2010, we entered into a strategic joint venture relationship with a national medical office building company. See Note 3 for additional information.

Customer Concentration	12 Months Ended
Dec. 31, 2010
Customer Concentration [Abstract]
Customer Concentration
8. Customer Concentration
     The following table summarizes certain information about our customer concentration as of December 31, 2010 (dollars in thousands):

	Number of	Total	Percent of
	Properties	Investment(2)	Investment(3)
Concentration by investment:(1)
Merrill Gardens LLC	38	$732,211	9%
Brandywine Senior Living, LLC	19	612,598	7%
Senior Living Communities, LLC	12	595,223	7%
Senior Star Living	10	464,062	5%
Brookdale Senior Living, Inc.	86	334,946	4%
Remaining portfolio	518	5,853,069	68%

Totals	683	$8,592,109	100%

(1)	All of our top five customers are in our senior housing triple-net segment, except Merrill Gardens and Senior Star which are in our senior housing operating segment.

(2)	Excludes our share of unconsolidated joint venture investments. Please see Note 7 for additional information.

(3)	Investments with our top five customers comprised 24% of total investments at December 31, 2009.

Borrowings Under Line of Credit Arrangement and Related Items	12 Months Ended
Dec. 31, 2010
Borrowings Under Line of Credit Arrangement and Related Items [Abstract]
Borrowings Under Line of Credit Arrangement and Related Items
9. Borrowings Under Line of Credit Arrangement and Related Items
     At December 31, 2010, we had an unsecured line of credit arrangement with a consortium of sixteen banks in the amount of  $1,150,000,000, which is scheduled to expire on August 6, 2012. Borrowings under the agreement are subject to interest payable in periods no longer than three months at either the agent bank’s prime rate of interest or the applicable margin over LIBOR interest rate, at our option (0.87% at December 31, 2010). The applicable margin is based on certain of our debt ratings and was 0.6% at December 31, 2010. In addition, we pay a facility fee annually to each bank based on the bank’s commitment amount. The facility fee depends on certain of our debt ratings and was 0.15% at December 31, 2010. We also pay an annual agent’s fee of  $50,000. Principal is due upon expiration of the agreement.
     The following information relates to aggregate borrowings under the unsecured line of credit arrangement for the periods presented (dollars in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance outstanding at quarter end	$300,000	$140,000	$570,000
Maximum amount outstanding at any month end	$560,000	$559,000	$744,000
Average amount outstanding (total of daily principal balances divided by days in period)	$268,762	$241,463	$500,561
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.48%	1.92%	3.77%

Senior Unsecured Notes and Secured Debt	12 Months Ended
Dec. 31, 2010
Senior Unsecured Notes and Secured Debt [Abstract]
Senior Unsecured Notes and Secured Debt
10. Senior Unsecured Notes and Secured Debt
     We have  $3,034,949,000 of senior unsecured notes with annual stated interest rates ranging from 3.00% to 8.00%. The carrying amounts of the senior unsecured notes represent the par value of  $3,064,930,000 adjusted for any unamortized premiums or discounts and other basis adjustments related to hedging the debt with derivative instruments. See Note 11 for further discussion regarding derivative instruments.
     During the three months ended December 31, 2006, we issued  $345,000,000 of 4.75% senior unsecured convertible notes due December 2026, generating net proceeds of  $337,517,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of common stock at an initial conversion rate of 20.8833 shares per  $1,000 principal amount of notes, which represents an initial conversion price of approximately  $47.89 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note’s conversion value in excess of such principal amount. In addition, on each of December 1, 2011, December 1, 2016 and December 1, 2021, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. During the three months ended March 31, 2009, we extinguished  $5,000,000 of these notes and recognized a gain of  $446,000. During the six months ended June 30, 2010, we extinguished  $214,412,000 of these notes, recognized a loss of  $8,837,000 and paid  $18,552,000 to reacquire the equity component of convertible debt. As of December 31, 2010, we had  $125,588,000 of these notes outstanding.
     In July 2007, we issued  $400,000,000 of 4.75% senior unsecured convertible notes due July 2027, generating net proceeds of  $388,943,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of our common stock at an initial conversion rate of 20.0000 shares per  $1,000 principal amount of notes, which represents an initial conversion price of approximately  $50.00 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note’s conversion value in excess of such principal amount. In addition, on each of July 15, 2012, July 15, 2017 and July 15, 2022, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. During the three months ended March 31, 2009, we extinguished  $5,000,000 of these notes and recognized a gain of  $594,000. During the six months ended June 30, 2010, we extinguished  $226,914,000 of these notes, recognized a loss of  $16,235,000 and paid  $21,062,000 to reacquire the equity component of convertible debt. As of December 31, 2010, we had  $168,086,000 of these notes outstanding.
     During the twelve months ended December 31, 2010, we issued  $494,403,000 of 3.00% senior unsecured convertible notes due December 2029, generating net proceeds of  $486,084,000. The notes are convertible, in certain circumstances, into cash and, if applicable, shares of common stock at an initial conversion rate of 19.5064 shares per  $1,000 principal amount of notes, which represents an initial conversion price of approximately  $51.27 per share. In general, upon conversion, the holder of each note would receive, in respect of the conversion value of such note, cash up to the principal amount of such note and common stock for the note’s conversion value in excess of such principal amount. In addition, on each of December 1, 2014, December 1, 2019 and December 1, 2024, holders may require us to purchase all or a portion of their notes at a purchase price in cash equal to 100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest. In connection with this issuance, we recognized  $29,925,000 of equity component of convertible debt.
     During the year ended December 31, 2009, we extinguished  $183,147,000 of senior unsecured notes with a weighted-average interest rate of 7.82% and recognized losses of  $19,269,000. During the three months ended June 30, 2010, we issued  $450,000,000 of 6.125% senior unsecured notes due 2020 with net proceeds of  $446,328,000. During the three months ended September 30, 2010, we issued  $450,000,000 of 4.70% senior unsecured notes due 2017 with net proceeds of  $445,768,000. During the three months ended December 31, 2010, we issued  $450,000,000 of 4.95% senior unsecured notes due 2021 with net proceeds of  $443,502,000.
     We have secured debt totaling  $1,125,906,000, collateralized by owned properties, with annual interest rates ranging from 3.01% to 8.74%. The carrying amounts of the secured debt represent the par value of  $1,133,715,000 adjusted for any unamortized fair value adjustments. The carrying values of the properties securing the debt totaled  $2,054,820,000 at December 31, 2010. During the year ended December 31, 2010, we issued  $157,156,000 of first mortgage loans principal with a rate of 5.45% secured by 15 properties. During the year ended December 31, 2010, we assumed  $564,657,000 of first mortgage loans principal with an average rate of 6.06% secured by 60 properties. During the year ended December 31, 2010, we extinguished  $194,493,000 of first mortgage loans principal with an average rate of 6.07% and recognized a loss of  $9,099,000. During the year ended December 31, 2009, we extinguished 20 secured debt loans totaling  $81,715,000 with a weighted-average interest rate of 7.21% and recognized extinguishment losses of  $5,838,000. During the year ended December 31, 2008, we extinguished eight secured debt loans totaling  $50,475,000 with a weighted-average interest rate of 6.67% and recognized extinguishment gains of  $2,094,000.
     We adopted FASB Accounting Standards Codification (“ASC”) topic for Accounting for Convertible Debt Instruments That May Be Settled in Cash upon Conversion (Including Partial Cash Settlement) (“Convertible Debt Guidance”), effective January 1, 2009. It provides guidance on accounting for convertible debt that may be settled in cash upon conversion. It requires bifurcation of the convertible debt instrument into a debt component and an equity component. The value of the debt component is based upon the estimated fair value of a similar debt instrument without the conversion feature. The difference between the contractual principal on the debt and the value allocated to the debt is recorded as an equity component and represents the conversion feature of the instrument. The excess of the contractual principal amount of the debt over its estimated fair value is amortized to interest expense using the effective interest method over the period used to estimate the fair value.
     Our debt agreements contain various covenants, restrictions and events of default. Certain agreements require us to maintain certain financial ratios and minimum net worth and impose certain limits on our ability to incur indebtedness, create liens and make investments or acquisitions. As of December 31, 2010, we were in compliance with all of the covenants under our debt agreements.
     At December 31, 2010, the annual principal payments due on these debt obligations are as follows (in thousands):

	Senior	Secured
	Unsecured Notes(1)	Debt (1)	Totals
2011	$—	$24,048	$24,048
2012	76,853	91,979	168,832
2013	300,000	85,508	385,508
2014	—	188,009	188,009
2015	250,000	150,311	400,311
Thereafter	2,438,077	593,860	3,031,937

Totals	$3,064,930	$1,133,715	$4,198,645

(1)	Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.

Derivative Instruments	12 Months Ended
Dec. 31, 2010
Derivative Instruments [Abstract]
Derivative Instruments
11. Derivative Instruments
     We are exposed to various market risks, including the potential loss arising from adverse changes in interest rates. We may elect to use financial derivative instruments to hedge interest rate exposure. These decisions are principally based on our policy to manage the general trend in interest rates at the applicable dates and our perception of the future volatility of interest rates. Derivatives are recorded at fair value on the balance sheet as assets or liabilities. The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values of our derivatives are estimated by pricing models that consider the forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future.
     The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2010	December 31, 2009
Cash flow hedge interest rate swaps	Other liabilities	$$482	$$2,381
Cash Flow Hedges
     For instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”), and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in earnings. Approximately  $1,643,000 of losses, which are included in accumulated other comprehensive income (“AOCI”), are expected to be reclassified into earnings in the next 12 months.
     The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2010	December 31, 2009	December 31, 2008
Gain (loss) on interest rate swap recognized in OCI (effective portion)	n/a	$(10,307)	$(3,513)	$7,669
Gain (loss) reclassified from AOCI into income (effective portion)	Interest expense	(2,244)	(971)	(160)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Realized loss	—	—	(23,393)
     On August 7, 2009, we entered into an interest rate swap (the “August 2009 Swap”) for a total notional amount of  $52,198,000 to hedge seven years of interest payments associated with long-term LIBOR based borrowings. This swap was terminated on September 30, 2010 for a cash payment of  $6,645,000 which has been deferred and included as a component of accumulated other comprehensive income. The effective portion is being amortized over the remaining term of the original swap as an adjustment to the yield on our LIBOR-based debt. The August 2009 Swap had an effective date of August 12, 2009 and a maturity date of September 1, 2016. The August 2009 Swap had the economic effect of fixing  $52,198,000 at 3.93% plus a credit spread for seven years. The August 2009 Swap had been designated as a cash flow hedge and we expected it to be highly effective at offsetting changes in cash flows of interest payments on  $52,198,000 of long-term debt due to changes in the LIBOR swap rate.
     On September 28, 2009, we entered into an interest rate swap (the “September 2009 Swap”) for a total notional amount of  $48,155,000 to hedge seven years of interest payments associated with long-term LIBOR based borrowings. This swap was terminated on September 30, 2010 for a cash payment of  $4,365,000 which has been deferred and included as a component of accumulated other comprehensive income. The effective portion is being amortized over the remaining term of the original swap as an adjustment to the yield on our LIBOR-based debt. The September 2009 Swap had an effective date of September 30, 2009 and a maturity date of October 1, 2016. The September 2009 Swap had the economic effect of fixing  $48,155,000 at 3.2675% plus a credit spread for seven years. The September 2009 Swap had been designated as a cash flow hedge and we expected it to be highly effective at offsetting changes in cash flows of interest payments on  $48,155,000 of long-term debt due to changes in the LIBOR swap rate.
     On December 31, 2010, we assumed an interest rate swap (the “December 2010 Swap”) for a total notional amount of  $12,650,000 to hedge interest payments associated with long-term LIBOR based borrowings. The December 2010 Swap has an effective date of December 31, 2010 and a maturity date of December 31, 2013. The December 2010 Swap has the economic effect of fixing  $12,650,000 at 5.50% plus a credit spread through the swap’s maturity. In January 2011, the December 2010 Swap was designated as a cash flow hedge and we expect it to be highly effective at offsetting changes in cash flows of interest payments on  $12,650,000 of long-term debt due to changes in the LIBOR swap rate.
     During the year ended December 31, 2008, we recognized a realized loss on derivatives of  $23,393,000 related to forward-starting interest rate swaps that were in place to hedge future debt issuances when the timing of those issuances was revised.
Fair Value Hedges
     For derivative instruments that are designated as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged risk are recognized in current earnings. There were no outstanding fair value hedges at December 31, 2010 or December 31, 2009.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Disclosure Commitments and Contingencies [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies
     We have two outstanding letters of credit issued for the benefit of certain insurance companies that provide workers’ compensation insurance to one of our tenants. Our obligation to provide the letters of credit terminates in 2013. At December 31, 2010, our obligation under the letters of credit was  $4,200,000.
     We have an outstanding letter of credit issued for the benefit of certain insurance companies that provide liability and property insurance to one of our tenants. Our obligation to provide the letter of credit terminates in 2013. At December 31, 2010, our obligation under the letter of credit was  $1,000,000.
     We have an outstanding letter of credit issued for the benefit of a city in Wisconsin that secures the completion and installation of certain public improvements by one of our tenants in connection with the development of a property. Our obligation to provide the letter of credit terminates in October 2013. At December 31, 2010, we had an obligation to provide a letter of credit in the amount of  $215,000.
     We have an outstanding letter of credit issued for the benefit of a village in Illinois that secures the completion, installation and maintenance of certain public improvements by one of our partnerships in connection with the development of a property. Our obligation to provide the letter of credit terminates in August 2011. At December 31, 2010, our obligation under the letter of credit was  $67,932.
     At December 31, 2010, we had outstanding construction in process of  $356,793,000 for leased properties and were committed to providing additional funds of approximately  $268,055,000 to complete construction. At December 31, 2010, we had contingent purchase obligations totaling  $33,613,000. These contingent purchase obligations relate to unfunded capital improvement obligations. Rents due from the tenant are increased to reflect the additional investment in the property.
     We evaluate our leases for operating versus capital lease treatment in accordance with ASC Topic 840 “Leases.” A lease is classified as a capital lease if it provides for transfer of ownership of the leased asset at the end of the lease term, contains a bargain purchase option, has a lease term greater than 75% of the economic life of the leased asset, or if the net present value of the future minimum lease payments are in excess of 90% of the fair value of the leased asset. One lease related to a senior housing facility contains a bargain purchase option and has been classified as a capital lease. At December 31, 2010, we had operating lease obligations of  $230,189,000 relating to certain ground leases and company office space. We incurred rental expense relating to company office space of  $1,280,000,  $1,138,000 and  $1,452,000 for the years ended December 31, 2010, 2009 and 2008, respectively. Regarding the ground leases, we have sublease agreements with certain of our operators that require the operators to reimburse us for our monthly operating lease obligations. At December 31, 2010, aggregate future minimum rentals to be received under these noncancelable subleases totaled  $32,329,000.
     At December 31, 2010, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2011	$5,380	$604
2012	5,454	622
2013	5,158	640
2014	5,181	660
2015	5,189	8,425
Thereafter	203,827	—

Totals	$230,189	$10,951

(1)	Related assets of $17,815,000 recorded in real property.

Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity
13. Stockholders’ Equity
     The following is a summary of our stockholder’s equity capital accounts as of the dates indicated:

	December 31, 2010	December 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	11,349,854	11,474,093
Outstanding shares	11,349,854	11,474,093

Common Stock, $1.00 par value:
Authorized shares	225,000,000	225,000,000
Issued shares	147,381,191	123,583,242
Outstanding shares	147,097,381	123,385,317
     Preferred Stock. During the year ended December 31, 2008, certain holders of our Series G Cumulative Convertible Preferred Stock converted 1,362,887 shares into 975,397 shares of our common stock, leaving 441,313 of such shares outstanding at December 31, 2008. During the year ended December 31, 2009, certain holders of our Series G Cumulative Convertible Preferred Stock converted 41,600 shares into 29,771 shares of our common stock, leaving 399,713 of such shares outstanding at December 31, 2009. During the nine months ended September 30, 2010, certain holders of our Series G Cumulative Convertible Preferred Stock converted 394,200 shares into 282,078 shares of our common stock, leaving 5,513 of such shares outstanding which were redeemed by us on September 30, 2010. During the three months ended September 30, 2010, the holder of our Series E Cumulative Convertible and Redeemable Preferred Stock converted 74,380 shares into 56,935 shares of our common stock, leaving no such shares outstanding at December 31, 2010.
     In July 2003, we closed a public offering of 4,000,000 shares of 7.875% Series D Cumulative Redeemable Preferred Stock. These shares have a liquidation value of  $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of  $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after July 9, 2008.
     In September 2004, we closed a public offering of 7,000,000 shares of 7.625% Series F Cumulative Redeemable Preferred Stock. These shares have a liquidation value of  $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of  $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after September 14, 2009.
     During the three months ended December 31, 2010, we issued 349,854 shares of 6.00% Series H Cumulative Convertible and Redeemable Preferred Stock in connection with a business combination. These shares have a liquidation value of  $25.00 per share. Dividends are payable quarterly in arrears. The preferred stock, which has no stated maturity, may be redeemed by us at a redemption price of  $25.00 per share, plus accrued and unpaid dividends on such shares to the redemption date, on or after December 31, 2015. See Note 3 for additional information.
     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds
March 2008 public issuance	3,000,000	$41.44	$124,320	$118,555
July 2008 public issuance	4,600,000	44.50	204,700	193,157
September 2008 public issuance	8,050,000	48.00	386,400	369,699
2008 Dividend reinvestment plan issuances	1,546,074	43.37	67,055	67,055
2008 Equity shelf program issuances	794,221	39.28	31,196	30,272
2008 Option exercises	118,895	29.83	3,547	3,547

2008 Totals	18,109,190		$817,218	$782,285

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676

2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022

2010 Totals	23,217,500		$1,033,452	$995,438

     Dividends. The following is a summary of our dividend payments (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Per Share	Amount	Per Share	Amount	Per Share	Amount
Common Stock	$2.74000	$348,578	$2.72000	$311,760	$2.70000	$253,659
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	1.12500	94	1.50000	112	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	1.40640	332	1.87500	748	1.87500	1,870

Totals		$370,223		$333,839		$276,860

Comprehensive Income
     The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2010	December 31, 2009
Unrecognized gains (losses) on cash flow hedges	$(9,969)	$(1,907)
Unrecognized gains (losses) on equity investments	(497)	(550)
Unrecognized actuarial gains (losses)	(633)	(434)

Totals	$(11,099)	$(2,891)

     The following is a summary of comprehensive income/(loss) for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009	2008
Unrecognized gains (losses) on cash flow hedges	$(8,063)	$(2,542)	$7,829
Unrecognized gains (losses) on equity investments	54	487	(846)
Unrecognized actuarial gains (losses)	(199)	277	(715)

Total other comprehensive income (loss)	(8,208)	(1,778)	6,268
Net income attributable to controlling interests	128,527	193,269	283,299

Comprehensive income attributable to controlling interests	120,319	191,491	289,567
Net and comprehensive income (loss) attributable to noncontrolling interests	357	(342)	126

Total comprehensive income	$120,676	$191,149	$289,693

Other Equity
     Other equity consists of accumulated option compensation expense which represents the amount of amortized compensation costs related to stock options awarded to employees and directors. Expense, which is recognized as the options vest based on the market value at the date of the award, totaled  $1,634,000,  $1,629,000 and  $1,503,000 for the year ended December 31, 2010, 2009 and 2008, respectively.

Stock Incentive Plans	12 Months Ended
Dec. 31, 2010
Stock Incentive Plans [Abstract]
Stock Incentive Plans
14. Stock Incentive Plans
     Our Amended and Restated 2005 Long-Term Incentive Plan authorizes up to 6,200,000 shares of common stock to be issued at the discretion of the Compensation Committee of the Board of Directors. The 2005 Plan replaced the 1995 Stock Incentive Plan and the Stock Plan for Non-Employee Directors. The options granted to officers and key employees under the 1995 Plan continue to vest through 2010 and expire ten years from the date of grant. Our non-employee directors, officers and key employees are eligible to participate in the 2005 Plan. The 2005 Plan allows for the issuance of, among other things, stock options, restricted stock, deferred stock units and dividend equivalent rights. Vesting periods for options, deferred stock units and restricted shares generally range from three years for non-employee directors to five years for officers and key employees. Options expire ten years from the date of grant.
Valuation Assumptions
     The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Dividend yield(1)	6.28%	7.35%	6.47%
Expected volatility	34.08%	29.40%	20.50%
Risk-free interest rate	3.23%	2.33%	3.42%
Expected life (in years)	7.0	7.0	6.5
Weighted-average fair value(1)	$7.82	$4.38	$6.25

(1)	Certain options granted to employees in 2008 include dividend equivalent rights. The fair value of options with DERs also includes the net present value of projected future dividend payments over the expected life of the option discounted at the dividend yield rate.
     The dividend yield represented the dividend yield of our common stock on the dates of grant. Our computation of expected volatility was based on historical volatility. The risk-free interest rates used were the 7-year U.S. Treasury Notes yield on the date of grant. The expected life was based on historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations regarding future employee behavior.
Option Award Activity
     The following table summarizes information about stock option activity for the twelve months ended December 31, 2010:

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
Options at beginning of year	1,062	$$37.71	817	$38.29	637	$35.54
Options granted	280	43.29	366	37.00	307	40.83
Options exercised	(129)	33.58	(96)	38.22	(119)	29.83
Options terminated	(6)	37.82	(25)	44.50	(8)	42.00

Options at end of period	1,207	$$39.45	1,062	$$37.71	817	$$38.29

Options exercisable at end of period	440	$37.76	388	$35.85	281	$33.94
Weighted average fair value of options granted during the period		$$7.82		$$4.38		$$6.25
     The following table summarizes information about stock options outstanding at December 31, 2010:

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20- $30	31	$25.67	2.7	31	$25.67	2.7
$30- $40	575	36.70	7.5	264	36.38	5.9
$40+	601	42.80	8.8	145	42.90	7.6

Totals	1,207	$$39.45	8.0	440	$$37.76	6.2

Aggregate intrinsic value	$9,892,000			$4,344,000
     The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the quoted price of our common stock for the options that were in-the-money at December 31, 2010. During the years ended December 31, 2010, 2009 and 2008, the aggregate intrinsic value of options exercised under our stock incentive plans was  $1,798,000,  $737,000 and  $2,042,000, respectively (determined as of the date of option exercise). Cash received from option exercises under our stock incentive plans was  $4,022,000,  $3,676,000 and  $3,547,000 for the years ended December 31, 2010, 2009 and 2008, respectively.
     As of December 31, 2010, there was approximately  $2,935,000 of total unrecognized compensation cost related to unvested stock options granted under our stock incentive plans. That cost is expected to be recognized over a weighted average period of four years. As of December 31, 2010, there was approximately  $8,010,000 of total unrecognized compensation cost related to unvested restricted stock granted under our stock incentive plans. That cost is expected to be recognized over a weighted average period of three years.
     The following table summarizes information about non-vested stock incentive awards as of December 31, 2010 and changes for the twelve months ended December 31, 2010:

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000’s)	Fair Value	(000’s)	Fair Value
Non-vested at December 31, 2009	675	$5.44	405	$40.26
Vested	(181)	5.91	(232)	42.02
Granted	280	7.82	249	43.28
Terminated	(6)	7.06	(2)	38.07

Non-vested at December 31, 2010	768	$6.19	420	$41.09

     We adopted the fair value-based method of accounting for share-based payments effective January 1, 2003 using the prospective method. Currently, we use the Black-Scholes-Merton option pricing model to estimate the value of stock option grants and expect to continue to use this acceptable option valuation model. We recognize compensation cost for share-based grants on a straight-line basis through the date the awards become fully vested or to the retirement eligible date, if sooner. Compensation cost totaled  $11,823,000,  $9,633,000 and  $8,530,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
15. Earnings Per Share
     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2010	2009	2008
Numerator for basic and diluted earnings per share — net income attributable to common stockholders	$106,882	$171,190	$260,098

Denominator for basic earnings per share — weighted average shares	127,656	114,207	93,732
Effect of dilutive securities:
Employee stock options	125	—	82
Non-vested restricted shares	420	405	443
Convertible senior unsecured notes	7	—	52

Dilutive potential common shares	552	405	577

Denominator for diluted earnings per share — adjusted weighted average shares	128,208	114,612	94,309

Basic earnings per share	$0.84	$1.50	$2.77

Diluted earnings per share	$0.83	$1.49	$2.76

     The diluted earnings per share calculations exclude the dilutive effect of 280,000, 351,000 and 0 stock options for the years ended December 31, 2010, 2009 and 2008, respectively, because the exercise prices were more than the average market price. The outstanding convertible senior unsecured notes were not included in the 2009 calculations as the effect of the conversions into common stock was anti-dilutive for that period. The Series H Cumulative Convertible and Redeemable Preferred Stock issued in 2010 were excluded from the calculation for 2010 as the effect of the conversions was anti-dilutive.

Disclosure about Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2010
Disclosure About Fair Value of Financial Instruments [Abstract]
Disclosure about Fair Value of Financial Instruments
16. Disclosure about Fair Value of Financial Instruments
     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.
Mortgage Loans and Other Real Estate Loans Receivable — The fair value of mortgage loans and other real estate loans receivable is generally estimated by discounting the estimated future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.
Cash and Cash Equivalents — The carrying amount approximates fair value.
Available-for-sale Equity Investments — Available-for-sale equity investments are recorded at their fair value based on publicly available trading prices.
Borrowings Under Unsecured Lines of Credit Arrangements — The carrying amount of the unsecured line of credit arrangement approximates fair value because the borrowings are interest rate adjustable.
Senior Unsecured Notes — The fair value of the senior unsecured notes payable was estimated based on publicly available trading prices.
Secured Debt — The fair value of fixed rate secured debt is estimated by discounting the estimated future cash flows using the current rates at which similar loans would be made with similar credit ratings and for the same remaining maturities. The carrying amount of variable rate secured debt approximates fair value because the borrowings are interest rate adjustable.
Interest Rate Swap Agreements — Interest rate swap agreements are recorded as assets or liabilities on the balance sheet at fair market value. Fair market value is estimated by utilizing pricing models that consider forward yield curves and discount rates.
     The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$109,283	$111,255	$74,517	$74,765
Other real estate loans receivable	327,297	333,003	352,846	354,429
Available-for-sale equity investments	1,103	1,103	5,816	5,816
Cash and cash equivalents	131,570	131,570	35,476	35,476

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$300,000	$300,000	$140,000	$140,000
Senior unsecured notes	3,034,949	3,267,638	1,653,027	1,762,129
Secured debt	1,125,906	1,178,081	620,995	623,266
Interest rate swap agreements	482	482	2,381	2,381
     U.S. GAAP provides authoritative guidance for measuring and disclosing fair value measurements of assets and liabilities. The guidance for financial assets and liabilities was previously adopted as the standard for those assets and liabilities as of January 1, 2008. Additional guidance for non-financial assets and liabilities is effective for fiscal years beginning after November 15, 2008, and was adopted as the standard for those assets and liabilities as of January 1, 2009. The impact of adoption was not significant. The guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value:
Level 1 — Quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Interest rate swap agreements are valued using models that assume a hypothetical transaction to sell the asset or transfer the liability in the principal market for the asset or liability based on market data derived from interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment timing, loss severities, credit risks and default rates.
Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
          Items Measured at Fair Value on a Recurring Basis
     The market approach is utilized to measure fair value for our financial assets and liabilities reported at fair value on a recurring basis. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

	Fair Value Measurements as of December 31, 2010
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$1,103	$1,103	$—	$—
Assets held for sale(2)	23,441	—	23,441	—
Interest rate swap agreements(3)	(482)	—	(482)	—

Totals	$24,062	$1,103	$22,959	$—

(1)	Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.

(2)	Please see Note 5 for additional information.

(3)	Please see Note 11 for additional information.
     Items Measured at Fair Value on a Nonrecurring Basis
     In addition to items that are measured at fair value on a recurring basis, we also have assets and liabilities in our balance sheet that are measured at fair value on a nonrecurring basis. As these assets and liabilities are not measured at fair value on a recurring basis, they are not included in the tables above. Assets and liabilities that are measured at fair value on a nonrecurring basis include assets acquired and liabilities assumed in business combinations (see Note 3) and asset impairments (see Note 5 for impairments of real property and Note 6 for impairments of loans receivable). We have determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and our assumptions about the use of the assets and settlement of liabilities, as observable inputs are not available. As such, we have determined that each of these fair value measurements generally reside within Level 3 of the fair value hierarchy. We estimate the fair value of real estate using unobservable data such as net operating income and estimated capitalization and discount rates. We also consider local and national industry market data including comparable sales, and commonly engage an external real estate appraiser to assist us in our estimation of fair value.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting
17. Segment Reporting
     We invest in senior housing and health care real estate. We evaluate our business and make resource allocations on our three business segments: senior housing triple-net, senior housing operating and medical facilities. Our primary senior housing triple-net properties include skilled nursing facilities, assisted living facilities, independent living/continuing care retirement communities and combinations thereof. Under the senior housing triple-net segment, we invest in senior housing and health care real estate through acquisition and financing of primarily single tenant properties. Properties acquired are primarily leased under triple-net leases and we are not involved in the management of the property. Our senior housing operating properties include assisted living facilities and independent living/continuing care retirement communities that our owned and/or operated through RIDEA partnership structures. Our primary medical facility properties include medical office buildings, hospitals and life science buildings. Our medical office buildings are typically leased to multiple tenants and generally require a certain level of property management. Our hospital investments are structured similar to our senior housing triple-net investments. Our life science investments represent investments in an unconsolidated joint venture (see Note 7 for additional information). The accounting policies of the segments are the same as those described in the summary of significant accounting policies (in Note 2 to our audited consolidated financial statements). There are no intersegment sales or transfers. We evaluate performance based upon net operating income of the combined properties in each segment. Non-segment revenue consists mainly of interest income on non-real estate investments and other income. Non-segment assets consist of corporate assets including cash, deferred loan expenses and corporate offices and equipment among others. Non-property specific revenues and expenses are not allocated to individual segments in determining net operating income.
     During the three months ended March 31, 2011, we changed the name of our senior housing and care segment to senior housing triple-net. Additionally, we added a new senior housing operating segment. The following amounts previously reported in senior housing and care for the year ended December 31, 2010 have been reclassified to senior housing operating in the current year: (i) resident fees and services income of  $51,006,000; (ii) property operating expenses of  $32,621,000; (iii) net operating income of  $18,385,000; (iv) real estate depreciation and amortization of  $15,405,000; (v) interest expense of  $6,321,000; and (vi) total assets of  $1,080,416,000. There were no senior housing operating segment investments prior to September 1, 2010.
     Summary information for the reportable segments during the years ended December 31, 2010, 2009 and 2008 is as follows (in thousands and includes amounts from discontinued operations):

						Property	Net	Real Estate
	Rental	Resident Fees	Interest	Other	Total	Operating	Operating	Depreciation/	Interest	Total
	Income	and Services	Income	Income	Revenues	Expenses	Income(1)	Amortization	Expense	Assets
Year Ended December 31, 2010
Senior housing and care(2)	$382,904	$51,006	$36,176	$3,386	$473,472	$32,621	$440,851	$126,717	$22,905	$5,837,312
Medical facilities(3)	220,506	—	4,679	985	226,170	53,844	172,326	75,826	24,926	3,389,441
Non-segment/Corporate	—	—	—	2,874	2,874	—	2,874	—	113,129	224,981

	$603,410	$51,006	$40,855	$7,245	$702,516	$86,465	$616,051	$202,543	$160,960	$9,451,734

Year Ended December 31, 2009
Senior housing and care(2)	$358,109	$—	$35,945	$5,309	$399,363	$—	$399,363	$101,300	$12,622	$4,135,065
Medical facilities	181,802	—	4,940	9,368	196,110	48,965	147,145	63,623	20,584	2,140,044
Non-segment/Corporate	—	—	—	1,170	1,170	—	1,170	—	76,566	92,077

	$539,911	$—	$40,885	$15,847	$596,643	$48,965	$547,678	$164,923	$109,772	$6,367,186

Year Ended December 31, 2008
Senior housing and care(2)	$345,053	$—	$35,143	$5,994	$386,190	$—	$386,190	$98,675	$7,176
Medical facilities	177,128	—	4,920	2,835	184,883	46,629	138,254	64,370	21,828
Non-segment/Corporate	—	—	—	1,692	1,692	—	1,692	—	112,055

	$522,181	$—	$40,063	$10,521	$572,765	$46,629	$526,136	$163,045	$141,059

(1)	Net operating income (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.

(2)	Includes senior housing triple-net and senior housing operating results.

(3)	Excludes income and expense amounts related to our life science buildings held in an unconsolidated joint venture. Please see Note 7 for additional information.

Income Taxes and Distributions	12 Months Ended
Dec. 31, 2010
Income Taxes and Distributions [Abstract]
Income Taxes and Distributions
18. Income Taxes and Distributions
     To qualify as a real estate investment trust for federal income tax purposes, at least 90% of taxable income (excluding 100% of net capital gains) must be distributed to stockholders. Real estate investment trusts that do not distribute a certain amount of current year taxable income in the current year are also subject to a 4% federal excise tax. The main differences between undistributed net income for federal income tax purposes and financial statement purposes are the recognition of straight-line rent for reporting purposes, differing useful lives and depreciation and amortization methods for real property and the provision for loan losses for reporting purposes versus bad debt expense for tax purposes.
     Cash distributions paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31,
	2010	2009	2008
Per Share:
Ordinary income	$0.7774	$1.9865	$1.6196
Return of capital	1.7408	0.4864	0.8904
Long-term capital gains	0.0190	—	—
1250 gains	0.2028	0.2471	0.1900

Totals	$2.7400	$2.7200	$2.7000

     At December 31, 2010, we had U.S. federal tax losses from our taxable REIT subsidiaries (“TRS”) of  $19,812,000, as well as apportioned state tax losses of  $17,137,000 available for carryforward. Valuation allowances have been established for these assets based upon our assessment, as it is more likely than not that such assets may not be realized. The U.S. federal and state tax loss carryforwards expire from 2011 through 2030.
     Tax expense reflected in the financial statements represents state and local income taxes.
     As a result of certain acquisitions, we are subject to corporate level taxes for related asset dispositions for the period December 30, 2010 through December 30, 2020 (“built-in gains tax”). The amount of income potentially subject to this special corporate level tax is generally equal to (a) the excess of the fair value of the asset as of December 31, 2010 over its adjusted tax basis as of December 31, 2010, or (b) the actual amount of gain, whichever of (a) and (b) is lower. Some but not all gains recognized during this period of time could be offset by available net operating losses and capital loss carryforwards. We have not recorded a deferred tax liability as a result of the potential built-in gains tax based on our intentions with respect to such properties and available tax planning strategies.
     Under the provisions of the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”), for taxable years beginning after July 30, 2008, the REIT may lease “qualified health care properties” on an arm’s-length basis to a taxable REIT subsidiary if the property is operated on behalf of such subsidiary by a person who qualifies as an “eligible independent contractor.” Generally, the rent received from the TRS will meet the related party rent exception and will be treated as “rents from real property.”
A “qualified health care property” includes real property and any personal property that is, or is necessary or incidental to the use of, a hospital, nursing facility, assisted living facility, congregate care facility, qualified continuing care facility, or other licensed facility which extends medical or nursing or ancillary services to patients.
     We entered into two joint ventures in 2010 that were structured under RIDEA. Resident level rents and related operating expenses for these facilities are reported in the consolidated financial statements and are subject to federal taxes as the operations of such facilities are included in a TRS. Certain net operating loss carryforwards could be utilized to offset taxable income in future years.

Retirement Arrangements	12 Months Ended
Dec. 31, 2010
Retirement Arrangements [Abstract]
Retirement Arrangements
19. Retirement Arrangements
     Under the retirement plan and trust (the “401(k) Plan”), eligible employees may make contributions, and we may make matching contributions and a profit sharing contribution. Our contributions to the 401(k) Plan totaled  $1,341,000,  $1,201,000 and  $1,013,000 in 2010, 2009 and 2008, respectively.
     We have a Supplemental Executive Retirement Plan (“SERP”), a non-qualified defined benefit pension plan, which provides one executive officer with supplemental deferred retirement benefits. The SERP provides an opportunity for participants to receive retirement benefits that cannot be paid under our tax-qualified plans because of the restrictions imposed by ERISA and the Internal Revenue Code of 1986, as amended. Benefits are based on compensation and length of service and the SERP is unfunded. We expect to contribute  $1,500,000 to the SERP during the 2011 fiscal year. Benefit payments are expected to total  $2,367,000 during the next five fiscal years and  $2,410,000 thereafter. We use a December 31 measurement date for the SERP. The accrued liability on our balance sheet for the SERP was  $4,066,000 at December 31, 2010 ( $3,287,000 at December 31, 2009).
     The following tables provide a reconciliation of the changes in the SERP’s benefit obligations and a statement of the funded status for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009
Reconciliation of benefit obligation:
Obligation at January 1	$3,287	$3,109
Service cost	413	389
Interest cost	115	164
Actuarial (gain) loss	251	434
Benefit Payments	—	(29)
Curtailments	—	(780)

Obligation at December 31	$4,066	$3,287

	December 31,
	2010	2009
Funded status:
Funded status at December 31	$4,066	$(3,287)
Unrecognized (gain) loss	—	—

Prepaid (accrued) benefit cost	$4,066	$(3,287)

     The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009
Service cost	$413	$389
Interest cost	115	164
Curtailment income	—	(87)
Net actuarial (gain) loss	52	16

Net periodic benefit cost	$580	$482

     The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2010	2009
Projected benefit obligation	$4,066	$3,287
Accumulated benefit obligation	2,938	2,956
Fair value of assets	n/a	n/a
     The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2010	2009	2010	2009
Discount rate	3.50%	3.50%	3.50%	6.25%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)
20. Quarterly Results of Operations (Unaudited)
     The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2010 and 2009 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter
Revenues — as reported	$152,759	$163,131	$176,146	$202,456
Discontinued operations	(7,382)	(7,381)	(5,157)	(1,933)

Revenues — as adjusted(1)	$145,377	$155,750	$170,989	$200,523

Net income (loss) attributable to common stockholders	$25,812	$45,646	$(4,563)	$39,988

Net income (loss) attributable to common stockholders per share:
Basic	$0.21	$0.37	$(0.04)	$0.29
Diluted	0.21	0.37	(0.04)	0.29

	Year Ended December 31, 2009
	1st Quarter	2nd Quarter	3rd Quarter(3)	4th Quarter
Revenues — as reported	$144,328	$141,686	$145,098	$147,261
Discontinued operations	(12,837)	(10,009)	(9,994)	(7,829)

Revenues — as adjusted(1)	$131,491	$131,677	$135,104	$139,432

Net income attributable to common stockholders	$61,119	$59,240	$19,130	$31,700

Net income attributable to common stockholders per share:
Basic	$0.56	$0.53	$0.17	$0.26
Diluted	0.56	0.53	0.17	0.26

(1)	We have reclassified the income attributable to the properties sold subsequent to January 1, 2002 and attributable to the properties held for sale at Macrh 31, 2011 to discontinued operations. See Note 5.

(2)	The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ( $28,918,000) and transaction costs ( $18,835,000). Additionally, net income differs from amounts previously reported as it includes adjustments for additional expenses attributable to business combination purchase price adjustments that have been retroactively reflected ( $5,687,000).

(3)	The decreases in net income and amounts per share are primarily attributable to losses on extinguishment of debt ( $26,374,000).

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent Events
     Line of credit extension On January 24, 2011, we provided notice to KeyBank National Association, as administrative agent, of our desire to extend the  $1.15 billion unsecured line of credit arrangement with a consortium of sixteen banks. Under the terms of the loan agreement, we have the right to extend the revolving line of credit for one year if we are in compliance with all covenants and pay an extension fee of  $1,725,000. As a result of the extension, the line of credit will now expire on August 6, 2012. Please see Note 9 for additional information regarding the line of credit.
     Benchmark Senior Living On February 15, 2011, we signed definitive agreements to form an  $890 million partnership with Benchmark Senior Living, which will include 34 senior housing communities. Benchmark is a senior housing operator in New England and will become the largest operator in our portfolio by investment balance. This investment is structured as a RIDEA partnership owned 95% by us and 5% by Benchmark. Benchmark will continue to provide management services to the communities under an incentive-based management contract.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate and Accummulated Depreciation [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2010
(Dollars in thousands)

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
				Cost Capitalized
			Buildings &	Subsequent to		Buildings &	Accumulated	Year	Year
Description	Encumbrances	Land	Improvements	Acquisition	Land	Improvements	Depreciation	Acquired	Built
Senior housing and care facilities(1):
Aboite Twp, IN	$—	$1,770	$19,930	$—	$1,770	$19,930	$132	2010	2008
Agawam, MA	—	880	16,112	2,135	880	18,247	4,167	2002	1993
Akron, OH	—	290	8,219	492	290	8,711	1,297	2005	1961
Akron, OH	—	630	7,535	185	630	7,720	977	2006	1915
Albertville, AL	2,110	170	6,203	—	170	6,203	207	2010	1999
Albuquerque, NM	5,901	1,270	20,837	—	1,270	20,837	—	2010	1984
Alexandria, VA	—	1,330	7,820	—	1,330	7,820	459	2008	1955
Alliance, OH	4,621	270	7,723	107	270	7,830	1,083	2006	1982
Amarillo, TX	—	540	7,260	—	540	7,260	1,170	2005	1986
Amelia Island, FL	—	3,290	24,310	19,007	3,290	43,317	4,235	2005	1998
Ames, IA	—	330	8,871	—	330	8,871	161	2010	1999
Anderson, SC	—	710	6,290	—	710	6,290	1,402	2003	1986
Apple Valley, CA	8,390	480	16,639	—	480	16,639	449	2010	1999
Arcadia, LA	—	240	5,460	—	240	5,460	882	2006	2006
Asheboro, NC	—	290	5,032	166	290	5,198	1,047	2003	1998
Asheville, NC	—	204	3,489	—	204	3,489	1,208	1999	1999
Asheville, NC	—	280	1,955	352	280	2,307	524	2003	1992
Atlanta, GA	7,997	2,058	14,914	548	2,058	15,462	7,889	1997	1999
Atlanta, GA	—	460	5,540	190	460	5,730	975	2005	1972
Auburndale, FL	—	750	5,950	166	750	6,116	991	2005	1983
Aurora, CO	—	2,600	5,906	7,915	2,600	13,821	1,767	2006	2006
Aurora, CO	—	2,440	28,172	—	2,440	28,172	2,101	2006	2008
Austin, TX	19,819	880	9,520	396	880	9,916	3,249	1999	1998
Austin, TX	10,185	730	18,970	—	730	18,970	1,912	2007	2006
Avon, IN	—	1,830	14,470	—	1,830	14,470	274	2010	2004
Azusa, CA	—	570	3,141	5,936	570	9,077	1,050	1998	1988
Baltic, OH	3,787	50	8,709	189	50	8,898	1,205	2006	1983
Bartlesville, OK	—	100	1,380	—	100	1,380	570	1996	1995
Baytown, TX	9,553	450	6,150	—	450	6,150	1,516	2002	2000
Baytown, TX	—	540	11,110	—	540	11,110	355	2009	2008
Beachwood, OH	—	1,260	23,478	—	1,260	23,478	5,876	2001	1990
Beattyville, KY	—	100	6,900	—	100	6,900	1,068	2005	1972
Bellevue, WI	—	1,740	18,260	571	1,740	18,831	2,206	2006	2004
Bellingham, WA	10,429	1,500	19,861	—	1,500	19,861	497	2010	1996
Bethel Park, PA	—	1,700	16,007	—	1,700	16,007	775	2007	2009
Boise, ID	—	810	5,401	—	810	5,401	2,229	1998	1966
Boonville, IN	—	190	5,510	—	190	5,510	1,344	2002	2000
Boynton Beach, FL	—	980	8,112	—	980	8,112	1,502	2004	1999
Bradenton, FL	—	252	3,298	—	252	3,298	1,378	1996	1995
Braintree, MA	—	170	7,157	1,290	170	8,447	5,916	1997	1968
Brandon, MS	—	1,220	10,241	—	1,220	10,241	47	2010	1999
Bremerton, WA	—	390	2,210	144	390	2,354	241	2006	1999
Bremerton, WA	—	830	10,420	—	830	10,420	—	2010	1984
Brick, NJ	—	1,170	17,372	—	1,170	17,372	—	2010	1998
Brick, NJ(2)	—	690	17,125	—	690	17,125	—	2010	1999
Bridgewater, NJ	—	1,850	3,050	—	1,850	3,050	751	2004	1970
Bridgewater, NJ	—	1,730	48,201	—	1,730	48,201	—	2010	1999
Brighton, MA	—	240	3,859	2,126	240	5,985	959	2005	1982
Broadview Heights, OH	—	920	12,400	2,237	920	14,637	3,135	2001	1984
Bunnell, FL	—	260	7,118	—	260	7,118	1,396	2004	1985
Burlington, NC	—	280	4,297	707	280	5,004	995	2003	2000
Burlington, NC	—	460	5,467	—	460	5,467	1,120	2003	1997
Butler, AL	—	90	3,510	—	90	3,510	750	2004	1960
Butte, MT	—	550	3,957	43	550	4,000	1,112	1998	1999
Byrdstown, TN	—	—	2,414	—	—	2,414	1,086	2004	1982
Canton, MA	—	820	8,201	263	820	8,464	2,221	2002	1993
Canton, OH	—	300	2,098	—	300	2,098	720	1998	1998
Cape Coral, FL	—	530	3,281	—	530	3,281	805	2002	2000
Carmel, IN	—	2,370	57,175	263	2,370	57,438	3,794	2006	2007
Cary, NC	—	1,500	4,350	986	1,500	5,336	1,669	1998	1996
Chapel Hill, NC	—	354	2,646	783	354	3,429	794	2002	1997
Chelmsford, MA	—	1,040	10,951	—	1,040	10,951	2,130	2003	1997
Chickasha, OK	—	85	1,395	—	85	1,395	570	1996	1996
Cincinnati, OH	—	2,060	109,388	—	2,060	109,388	1,404	2007	2010
Citrus Heights, CA	15,578	2,300	31,876	—	2,300	31,876	722	2010	1997
Claremore, OK	—	155	1,428	—	155	1,428	563	1996	1996
Clarksville, TN	—	330	2,292	—	330	2,292	778	1998	1998
Clearwater, FL	—	160	7,218	—	160	7,218	1,281	2004	1961
Clearwater, FL	—	1,260	2,740	200	1,260	2,940	593	2005	1983
Cleburne, TX	—	520	5,369	—	520	5,369	509	2006	2007
Cleveland, TN	—	350	5,000	122	350	5,122	1,379	2001	1987
Coeur d’Alene, ID	—	600	7,878	—	600	7,878	2,865	1998	1996
Colorado Springs, CO	—	310	6,290	—	310	6,290	1,077	2005	1985
Colts Neck, NJ	—	780	14,733	—	780	14,733	—	2010	2002
Columbia, TN	—	341	2,295	—	341	2,295	789	1999	1999
Columbia, TN	—	590	3,787	—	590	3,787	1,019	2003	1974
Columbia, SC	—	2,120	4,860	5,709	2,120	10,569	1,644	2003	2000
Columbus, IN	—	610	3,190	—	610	3,190	59	2010	1998
Columbus, IN	—	530	5,170	1,540	530	6,710	1,492	2002	2001
Columbus, OH	—	1,070	11,726	1,204	1,070	12,930	1,801	2005	1968
Columbus, OH	4,254	1,010	4,931	91	1,010	5,022	763	2006	1983
Columbus, OH	—	1,860	16,624	1,077	1,860	17,701	2,389	2006	1978
Concord, NC	—	550	3,921	55	550	3,976	903	2003	1997
Conroe, TX	—	980	7,771	—	980	7,771	134	2009	2010
Corpus Christi, TX	—	307	443	—	307	443	203	2005	1985
Corpus Christi, TX	—	400	1,916	—	400	1,916	431	2005	1985
Crystal Lake, IL	—	840	7,290	—	840	7,290	456	2007	2008
Dade City, FL	—	250	7,150	—	250	7,150	1,315	2004	1975
Danville, VA	—	410	3,954	722	410	4,676	970	2003	1998
Davenport, IA	—	1,403	35,893	1,781	1,403	37,674	1,055	2006	2009
Daytona Beach, FL	—	470	5,930	—	470	5,930	1,187	2004	1986
Daytona Beach, FL	—	490	5,710	—	490	5,710	1,185	2004	1961
DeBary, FL	—	440	7,460	—	440	7,460	1,365	2004	1965
Dedham, MA	—	1,360	9,830	—	1,360	9,830	2,588	2002	1996
DeForest, WI	—	250	5,350	354	250	5,704	540	2007	2006
Defuniak Springs, FL	—	1,350	10,250	—	1,350	10,250	1,277	2006	1980
DeLand, FL	—	220	7,080	—	220	7,080	1,307	2004	1967
Denton, MD	—	390	4,010	206	390	4,216	1,046	2003	1982
Denver, CO	—	2,530	9,514	—	2,530	9,514	1,404	2005	1986
Denver, CO	—	3,650	14,906	1,585	3,650	16,491	1,704	2006	1987
Denver, CO	—	2,076	13,594	—	2,076	13,594	422	2007	2009
Douglasville, GA	—	1,350	7,471	—	1,350	7,471	1,778	2003	1975
Douglasville, GA	—	90	217	—	90	217	53	2003	1985
Drescher, PA	—	2,060	40,236	—	2,060	40,236	—	2010	2001
Dublin, OH	19,513	1,680	43,423	—	1,680	43,423	—	2010	1990
Durham, NC	—	1,476	10,659	2,196	1,476	12,855	6,977	1997	1999
East Norriston, PA	—	1,200	28,129	—	1,200	28,129	—	2010	1988
Easton, PA	—	285	6,315	—	285	6,315	3,301	1993	1959
Eden, NC	—	390	4,877	—	390	4,877	1,018	2003	1998
El Paso, TX	—	539	8,961	232	539	9,193	1,455	2005	1970
El Paso, TX	—	642	3,958	1,100	642	5,058	831	2005	1969
Elizabeth City, NC	—	200	2,760	2,011	200	4,771	1,359	1998	1999
Elizabethton, TN	—	310	4,604	336	310	4,940	1,370	2001	1980
Encinitas, CA	—	1,460	7,721	—	1,460	7,721	2,346	2000	2000
Englishtown, NJ	—	690	12,520	—	690	12,520	—	2010	1997
Erin, TN	—	440	8,060	134	440	8,194	2,114	2001	1981
Eugene, OR	—	300	5,316	—	300	5,316	2,089	1998	1972
Everett, WA	—	1,400	5,476	—	1,400	5,476	1,768	1999	1999
Fairfield, CA	—	1,460	14,040	—	1,460	14,040	3,510	2002	1998
Fairhaven, MA	—	770	6,230	—	770	6,230	1,117	2004	1999
Fall River, MA	—	620	5,829	4,856	620	10,685	3,445	1996	1973
Fayetteville, NY	—	410	3,962	500	410	4,462	1,071	2001	1997
Findlay, OH	—	200	1,800	—	200	1,800	677	1997	1997
Fishers, IN	—	1,500	14,500	—	1,500	14,500	274	2010	2000
Florence, NJ	—	300	2,978	—	300	2,978	727	2002	1999
Florence, AL	7,420	353	13,049	—	353	13,049	353	2010	1999
Forest City, NC	—	320	4,497	—	320	4,497	947	2003	1999
Fork Union, VA	—	310	2,490	60	310	2,550	163	2008	1990
Fort Pierce, FL	—	440	3,560	117	440	3,677	590	2005	1973
Fredericksburg, VA	—	1,000	20,000	303	1,000	20,303	3,040	2005	1999
Fremont, CA	20,302	3,400	25,300	1,427	3,400	26,727	3,370	2005	1987
Gardnerville, NV	13,121	1,143	10,831	629	1,143	11,460	6,259	1998	1999
Gastonia, NC	—	470	6,129	—	470	6,129	1,247	2003	1998
Gastonia, NC	—	310	3,096	22	310	3,118	679	2003	1994
Gastonia, NC	—	400	5,029	120	400	5,149	1,052	2003	1996
Georgetown, TX	—	200	2,100	—	200	2,100	776	1997	1997
Gig Harbor, WA	6,165	1,560	15,947	—	1,560	15,947	409	2010	1994
Gilroy, CA	—	760	13,880	23,860	760	37,740	3,089	2006	2007
Goochland, VA	—	350	3,697	—	350	3,697	236	2008	1991
Goshen, IN	—	210	6,120	—	210	6,120	864	2005	2006
Graceville, FL	—	150	13,000	—	150	13,000	1,575	2006	1980
Grand Ledge, MI	8,549	1,150	16,286	—	1,150	16,286	—	2010	1999
Grand Prairie, TX	—	574	3,426	—	574	3,426	668	2005	1982
Granger, IN	—	1,670	21,280	—	1,670	21,280	141	2010	2009
Granite City, IL	—	610	7,143	842	610	7,985	4,804	1998	1973
Granite City, IL	—	400	4,303	707	400	5,010	2,949	1999	1964
Greeneville, TN	—	400	8,290	—	400	8,290	1,626	2004	1979
Greenfield, WI	—	600	6,626	328	600	6,954	620	2006	2006
Greensboro, NC	—	330	2,970	554	330	3,524	749	2003	1996
Greensboro, NC	—	560	5,507	1,013	560	6,520	1,374	2003	1997
Greenville, SC	—	310	4,750	—	310	4,750	873	2004	1997
Greenville, SC	—	5,400	100,523	634	5,400	101,157	2,681	2006	2009
Greenville, NC	—	290	4,393	168	290	4,561	920	2003	1998
Greenwood, IN	—	1,550	22,770	—	1,550	22,770	150	2010	2007
Hamden, CT	—	1,470	4,530	—	1,470	4,530	1,320	2002	1998
Hamilton, NJ	—	440	4,469	—	440	4,469	1,088	2001	1998
Hanover, IN	—	210	4,430	—	210	4,430	847	2004	2000
Hardin, IL	—	50	5,350	135	50	5,485	2,968	2002	1996
Harleysville, PA	—	960	11,355	—	960	11,355	482	2008	2009
Harriman, TN	—	590	8,060	158	590	8,218	2,258	2001	1972
Hattiesburg, MS	13,100	450	15,518	—	450	15,518	—	2010	2009
Haverford, PA	—	1,880	33,993	—	1,880	33,993	—	2010	2000
Hemet, CA	—	870	3,405	—	870	3,405	326	2007	1996
Hemet, CA	13,550	1,890	28,606	—	1,890	28,606	703	2010	1988
Hemet, CA	—	430	9,630	—	430	9,630	258	2010	1988
Henderson, NV	—	380	9,220	65	380	9,285	2,933	1998	1998
Henderson, NV	—	380	4,360	41	380	4,401	1,205	1999	2000
Herculaneum, MO	—	127	10,373	393	127	10,766	5,723	2002	1984
Hickory, NC	—	290	987	232	290	1,219	347	2003	1994
High Point, NC	—	560	4,443	793	560	5,236	1,091	2003	2000
High Point, NC	—	370	2,185	410	370	2,595	579	2003	1999
High Point, NC	—	330	3,395	28	330	3,423	720	2003	1994
High Point, NC	—	430	4,143	—	430	4,143	863	2003	1998
Highlands Ranch, CO	—	940	3,721	—	940	3,721	921	2002	1999
Hilliard, FL	—	150	6,990	—	150	6,990	2,499	1999	1990
Homestead, FL	—	2,750	11,750	—	2,750	11,750	1,456	2006	1994
Hopedale, MA	—	130	8,170	—	130	8,170	1,285	2005	1999
Houston, TX	—	4,790	7,100	—	4,790	7,100	2,114	2003	1974
Houston, TX	10,183	860	18,715	—	860	18,715	1,636	2007	2006
Houston, TX	—	5,090	9,471	—	5,090	9,471	435	2007	2009
Houston, TX	10,549	630	5,970	750	630	6,720	1,597	2002	1995
Howell, NJ	10,741	1,050	21,703	—	1,050	21,703	—	2010	2007
Huron, OH	—	160	6,088	1,452	160	7,540	963	2005	1983
Hutchinson, KS	—	600	10,590	—	600	10,590	1,753	2004	1997
Indianapolis, IN	—	495	6,287	22,565	495	28,852	3,309	2006	1981
Indianapolis, IN	—	255	2,473	12,123	255	14,596	1,461	2006	1981
Irving, TX	—	1,030	6,823	267	1,030	7,090	436	2007	2008
Jamestown, TN	—	—	6,707	—	—	6,707	3,018	2004	1966
Jefferson, OH	—	80	9,120	—	80	9,120	1,321	2006	1984
Jefferson City, MO	—	370	6,730	301	370	7,031	3,727	2002	1982
Jonesboro, GA	—	460	1,304	—	460	1,304	281	2003	1992
Jonesboro, GA	—	840	1,921	—	840	1,921	558	2003	1992
Kalida, OH	—	480	8,173	—	480	8,173	796	2006	2007
Kalispell, MT	—	360	3,282	—	360	3,282	1,096	1998	1998
Kansas City, MO	6,097	1,820	34,898	—	1,820	34,898	—	2010	1980
Kansas City, MO	7,455	1,930	39,997	—	1,930	39,997	—	2010	1986
Kenner, LA	—	1,100	10,036	125	1,100	10,161	5,565	1998	2000
Kennett Square, PA	—	1,050	22,946	—	1,050	22,946	—	2010	2008
Kennewick, WA	9,320	1,820	27,991	—	1,820	27,991	660	2010	1994
Kenosha, WI	—	1,500	9,139	—	1,500	9,139	475	2007	2009
Kent, WA	—	940	20,318	10,381	940	30,699	2,031	2007	2000
Kirkland, WA	—	1,880	4,315	—	1,880	4,315	893	2003	1996
Kissimmee, FL	—	230	3,854	—	230	3,854	710	2004	1972
LaBelle, FL	—	60	4,946	—	60	4,946	989	2004	1986
Lake Havasu City, AZ	—	450	4,223	—	450	4,223	1,343	1998	1999
Lake Havasu City, AZ	—	110	2,244	136	110	2,380	798	1998	1994
Lake Placid, FL	—	150	12,850	—	150	12,850	2,415	2004	1984
Lancaster, CA	10,763	700	15,295	—	700	15,295	405	2010	1999
Lawrenceville, VA	—	170	4,780	—	170	4,780	294	2008	1989
Lecanto, FL	—	200	6,900	—	200	6,900	1,217	2004	1986
Lee, MA	—	290	18,135	926	290	19,061	4,534	2002	1998
Lenoir, NC	—	190	3,748	641	190	4,389	910	2003	1998
Lexington, NC	—	200	3,900	1,015	200	4,915	1,111	2002	1997
Lincoln, NE	5,435	390	13,807	—	390	13,807	233	2010	2000
Linwood, NJ	—	800	21,984	—	800	21,984	—	2010	1997
Litchfield, CT	—	1,240	17,908	—	1,240	17,908	—	2010	1998
Little Neck, NY	—	3,350	38,461	—	3,350	38,461	—	2010	2000
Littleton, MA	—	1,240	2,910	—	1,240	2,910	863	1996	1975
Loma Linda, CA	—	2,214	9,586	—	2,214	9,586	836	2008	1976
Longview, TX	—	293	1,707	—	293	1,707	386	2005	1971
Longview, TX	—	610	5,520	—	610	5,520	534	2006	2007
Longwood, FL	—	480	7,520	—	480	7,520	1,408	2004	1980
Los Angeles, CA	—	—	11,430	—	—	11,430	246	2008	2008
Louisville, KY	—	490	10,010	—	490	10,010	1,943	2005	1978
Louisville, KY	—	430	7,135	163	430	7,298	1,990	2002	1974
Louisville, KY	—	350	4,675	109	350	4,784	1,334	2002	1975
Lufkin, TX	—	343	1,184	—	343	1,184	389	2005	1919
Manassas, VA	—	750	7,446	—	750	7,446	1,473	2003	1996
Manchester, NH	—	340	4,360	159	340	4,519	681	2005	1984
Mansfield, TX	—	660	5,251	—	660	5,251	513	2006	2007
Manteca, CA	6,445	1,300	12,125	1,309	1,300	13,434	1,677	2005	1985
Margate, FL	—	500	7,303	2,459	500	9,762	6,606	1998	1972
Marianna, FL	—	340	8,910	—	340	8,910	1,076	2006	1997
Martinsville, VA	—	349	—	—	349	—	—	2003
Marysville, CA	—	450	4,172	44	450	4,216	1,176	1998	1999
Marysville, WA	4,775	620	4,780	229	620	5,009	926	2003	1998
Matthews, NC	—	560	4,738	—	560	4,738	1,021	2003	1998
McConnelsville, OH	—	190	7,060	—	190	7,060	40	2010	1946
McHenry, IL	—	1,632	—	—	1,632	—	—	2006
McHenry, IL	—	3,550	15,300	6,718	3,550	22,018	1,962	2006	2004
McKinney, TX	—	1,570	7,389	—	1,570	7,389	162	2009	2010
Melbourne, FL	—	7,070	48,257	970	7,070	49,227	1,934	2007	2009
Melville, NY	—	4,280	73,283	—	4,280	73,283	—	2010	2001
Memphis, TN	—	970	4,246	—	970	4,246	1,084	2003	1981
Memphis, TN	—	480	5,656	—	480	5,656	1,336	2003	1982
Memphis, TN	—	940	5,963	—	940	5,963	1,337	2004	1951
Memphis, TN	—	390	9,660	—	390	9,660	—	2010	1981
Menomonee Falls, WI	—	1,020	6,984	—	1,020	6,984	607	2006	2007
Merrillville, IN	—	643	7,084	3,526	643	10,610	5,090	1997	1999
Mesa, AZ	6,365	950	9,087	232	950	9,319	2,630	1999	2000
Middleburg Heights, OH	—	960	7,780	—	960	7,780	1,314	2004	1998
Middleton, WI	—	420	4,006	600	420	4,606	989	2001	1991
Midland, MI	—	200	11,025	—	200	11,025	—	2010	1994
Midwest City, OK	—	470	5,673	—	470	5,673	3,036	1998	1958
Midwest City, OK	—	484	5,516	—	484	5,516	937	2005	1987
Mill Creek, WA	30,914	10,150	60,274	—	10,150	60,274	1,339	2010	1998
Missoula, MT	—	550	7,490	—	550	7,490	1,084	2005	1998
Monroe, NC	—	470	3,681	648	470	4,329	921	2003	2001
Monroe, NC	—	310	4,799	857	310	5,656	1,133	2003	2000
Monroe, NC	—	450	4,021	114	450	4,135	875	2003	1997
Monroe, WA	14,585	2,560	34,460	—	2,560	34,460	776	2010	1994
Monteagle, TN	—	310	3,318	—	310	3,318	830	2003	1980
Monterey, TN	—	—	4,195	—	—	4,195	1,888	2004	1977
Monticello, FL	—	140	4,471	—	140	4,471	920	2004	1986
Moorestown, NJ	—	2,060	51,628	—	2,060	51,628	—	2010	2000
Morehead City, NC	—	200	3,104	1,648	200	4,752	1,345	1999	1999
Morgantown, KY	—	380	3,705	—	380	3,705	876	2003	1965
Moss Point, MS	—	120	7,280	—	120	7,280	1,392	2004	1933
Mount Airy, NC	—	270	6,430	118	270	6,548	851	2005	1998
Mountain City, TN	—	220	5,896	660	220	6,556	2,958	2001	1976
Mt. Vernon, WA	—	400	2,200	156	400	2,356	249	2006	2001
Myrtle Beach, SC	—	6,890	41,526	283	6,890	41,809	1,681	2007	2009
Nacogdoches, TX	—	390	5,754	—	390	5,754	546	2006	2007
Naples, FL	—	1,716	17,306	923	1,716	18,229	12,497	1997	1999
Naples, FL	—	550	5,450	—	550	5,450	1,024	2004	1968
Nashville, TN	—	4,910	29,590	—	4,910	29,590	1,983	2008	2007
Natchitoches, LA	—	190	4,096	—	190	4,096	717	2005	1975
Needham, MA	—	1,610	13,715	366	1,610	14,081	3,707	2002	1994
Neenah, WI	—	630	15,120	—	630	15,120	234	2010	1991
New Haven, IN	—	176	3,524	—	176	3,524	787	2004	1981
New Haven, CT	—	160	4,778	1,682	160	6,460	1,877	2006	1958
New York, NY	—	1,440	21,460	975	1,440	22,435	2,273	2006	1959
Newark, DE	—	560	21,220	—	560	21,220	3,452	2004	1998
Newburyport, MA	—	960	8,290	—	960	8,290	1,988	2002	1999
Norman, OK	—	55	1,484	—	55	1,484	688	1995	1995
North Augusta, SC	—	332	2,558	—	332	2,558	866	1999	1998
North Miami, FL	—	430	3,918	—	430	3,918	985	2004	1968
North Miami, FL	—	440	4,830	—	440	4,830	992	2004	1963
North Miami Beach, FL	—	300	5,709	2,006	300	7,715	5,145	1998	1987
Norwalk, CT	—	410	2,118	2,973	410	5,091	1,581	2004	1971
Ocala, FL	—	1,340	10,564	—	1,340	10,564	374	2008	2009
Ogden, UT	—	360	6,700	—	360	6,700	1,144	2004	1998
Oklahoma City, OK	—	510	10,694	—	510	10,694	1,463	1998	1979
Oklahoma City, OK	—	590	7,513	—	590	7,513	518	2007	2008
Oklahoma City, OK	—	760	7,017	—	760	7,017	358	2007	2009
Olympia, WA	7,387	550	16,689	—	550	16,689	434	2010	1995
Omaha, NE	—	370	10,230	—	370	10,230	183	2010	1998
Omaha, NE	4,681	380	8,864	—	380	8,864	157	2010	1999
Oneonta, NY	—	80	5,020	—	80	5,020	424	2007	1996
Ormond Beach, FL	—	—	2,739	73	—	2,812	1,213	2002	1983
Oshkosh, WI	—	900	3,800	3,687	900	7,487	872	2006	2005
Oshkosh, WI	—	400	23,237	—	400	23,237	1,212	2007	2008
Oswego, IL	—	900	8,047	—	900	8,047	505	2006	2008
Overland Park, KS	—	1,120	8,360	—	1,120	8,360	1,259	2005	1970
Overland Park, KS	—	3,730	27,076	340	3,730	27,416	768	2008	2009
Overland Park, KS	—	4,500	29,105	—	4,500	29,105	—	2010	1988
Owasso, OK	—	215	1,380	—	215	1,380	544	1996	1996
Owensboro, KY	—	240	6,760	—	240	6,760	1,134	1993	1966
Owensboro, KY	—	225	13,275	—	225	13,275	2,135	2005	1964
Owenton, KY	—	100	2,400	—	100	2,400	474	2005	1979
Oxford, MI	12,094	1,430	15,791	—	1,430	15,791	—	2010	2001
Palestine, TX	—	180	4,320	1,300	180	5,620	579	2006	2005
Palm Coast, FL	—	870	10,957	—	870	10,957	259	2008	2010
Panama City, FL	—	300	9,200	—	300	9,200	1,734	2004	1992
Paris, TX	—	490	5,452	—	490	5,452	1,513	2005	2006
Pasadena, TX	10,207	720	24,080	—	720	24,080	2,390	2007	2005
Paso Robles, CA	—	1,770	8,630	—	1,770	8,630	2,143	2002	1998
Pawleys Island, SC	—	2,020	32,590	5,249	2,020	37,839	4,609	2005	1997
Pigeon Forge, TN	—	320	4,180	117	320	4,297	1,236	2001	1986
Pikesville, MD	—	450	10,750	—	450	10,750	1,124	2007	1983
Pinehurst, NC	—	290	2,690	484	290	3,174	699	2003	1998
Piqua, OH	—	204	1,885	—	204	1,885	665	1997	1997
Pittsburgh, PA	—	1,750	8,572	115	1,750	8,687	1,408	2005	1998
Plano, TX	—	1,305	9,095	952	1,305	10,047	1,515	2005	1977
Plattsmouth, NE	—	250	5,650	—	250	5,650	107	2010	1999
Plymouth, MI	12,876	1,490	19,990	—	1,490	19,990	—	2010	1972
Port St. Joe, FL	—	370	2,055	—	370	2,055	666	2004	1982
Port St. Lucie, FL	—	8,700	47,230	—	8,700	47,230	932	2008	2010
Post Falls, ID	—	2,700	14,217	2,181	2,700	16,398	920	2007	2008
Prospect, CT	—	820	1,441	2,503	820	3,944	1,356	2004	1970
Pueblo, CO	—	370	6,051	—	370	6,051	2,460	1998	1989
Puyallup, WA	11,830	1,150	20,776	—	1,150	20,776	522	2010	1985
Quincy, FL	—	200	5,333	—	200	5,333	1,105	2004	1983
Quincy, MA	—	2,690	15,410	—	2,690	15,410	2,436	2004	1999
Quitman, MS	—	60	10,340	—	60	10,340	1,861	2004	1976
Raleigh, NC	—	10,000	—	—	10,000	—	—	2008
Raytown, MO	—	510	5,490	—	510	5,490	573	2006	2000
Rehoboth Beach, DE	—	960	24,248	—	960	24,248	—	2010	1999
Reidsville, NC	—	170	3,830	857	170	4,687	1,073	2002	1998
Reno, NV	—	1,060	11,440	—	1,060	11,440	1,931	2004	1998
Richmond, VA	—	1,211	2,889	—	1,211	2,889	897	2003	1995
Richmond, VA	—	760	12,640	—	760	12,640	1,349	2007	1969
Ridgeland, MS	—	520	7,675	—	520	7,675	1,521	2003	1997
Ridgely, TN	—	300	5,700	97	300	5,797	1,534	2001	1990
Ringgold, LA	—	30	4,174	—	30	4,174	705	2005	1984
Rockledge, FL	—	360	4,117	—	360	4,117	1,390	2001	1970
Rockwood, TN	—	500	7,116	741	500	7,857	2,082	2001	1979
Rocky Hill, CT	—	1,460	7,040	—	1,460	7,040	1,857	2002	1998
Rocky Hill, CT	—	1,090	6,710	1,500	1,090	8,210	1,403	2003	1996
Rogersville, TN	—	350	3,278	—	350	3,278	822	2003	1980
Rohnert Park, CA	14,280	6,500	18,700	1,125	6,500	19,825	2,530	2005	1985
Romeoville, IL	—	854	12,646	58,220	6,100	65,620	1,536	2006	2010
Romeoville, IL	—	1,895	—	—	1,895	—	—	2006
Roswell, GA	8,211	1,107	9,627	358	1,107	9,985	5,611	1997	1999
Royal Palm Beach, FL	—	980	8,320	—	980	8,320	1,604	2004	1984
Ruston, LA	—	130	9,403	—	130	9,403	1,407	2005	1965
Sacramento, CA	9,834	940	14,781	—	940	14,781	404	2010	1978
Saint Simons Island, GA	—	6,440	50,060	963	6,440	51,023	3,212	2008	2007
Salem, OR	—	449	5,172	—	449	5,172	1,727	1999	1998
Salisbury, NC	—	370	5,697	168	370	5,865	1,187	2003	1997
San Angelo, TX	—	260	8,800	—	260	8,800	1,456	2004	1997
San Antonio, TX	11,026	560	7,315	—	560	7,315	1,817	2002	2000
San Antonio, TX	10,163	640	13,360	—	640	13,360	1,386	2007	2004
San Juan Capistrano, CA	—	1,390	6,942	—	1,390	6,942	1,839	2000	2001
San Ramon, CA	9,851	2,430	17,488	—	2,430	17,488	467	2010	1989
Sarasota, FL	—	475	3,175	—	475	3,175	1,326	1996	1995
Sarasota, FL	—	560	8,474	—	560	8,474	2,703	1999	2000
Sarasota, FL	—	600	3,400	—	600	3,400	713	2004	1982
Scituate, MA	—	1,740	10,640	—	1,740	10,640	1,484	2005	1976
Scottsdale, AZ	—	2,500	3,890	710	2,500	4,600	291	2008	1999
Seattle, WA	7,921	5,190	9,350	—	5,190	9,350	389	2010	1962
Seattle, WA	8,040	3,420	15,555	—	3,420	15,555	444	2010	2000
Seattle, WA	9,548	2,630	10,257	—	2,630	10,257	328	2010	2003
Seattle, WA	29,655	10,670	37,291	—	10,670	37,291	919	2010	2005
Selbyville, DE	—	750	25,912	—	750	25,912	—	2010	2008
Seven Fields, PA	—	484	4,663	59	484	4,722	1,585	1999	1999
Seville, OH	—	230	1,770	—	230	1,770	387	2005	1981
Shawnee, OK	—	80	1,400	—	80	1,400	574	1996	1995
Sheboygan, WI	—	80	5,320	3,774	80	9,094	663	2006	2006
Shelby, MS	—	60	5,340	—	60	5,340	991	2004	1979
Shelbyville, KY	—	630	3,870	—	630	3,870	630	2005	1965
Sherman, TX	—	700	5,221	—	700	5,221	565	2005	2006
Shrewsbury, NJ	—	2,120	38,116	—	2,120	38,116	—	2010	2000
Silvis, IL	—	880	16,420	—	880	16,420	147	2010	2005
Smithfield, NC	—	290	5,680	—	290	5,680	1,169	2003	1998
Sonoma, CA	15,400	1,100	18,400	869	1,100	19,269	2,467	2005	1988
South Boston, MA	—	385	2,002	5,218	385	7,220	2,460	1995	1961
South Pittsburg, TN	—	430	5,628	—	430	5,628	1,193	2004	1979
Sparks, NV	—	3,700	46,526	—	3,700	46,526	1,789	2007	2009
Spartanburg, SC	—	3,350	15,750	9,028	3,350	24,778	2,498	2005	1997
Spring City, TN	—	420	6,085	2,579	420	8,664	2,179	2001	1987
St. Charles, IL	—	990	15,265	—	990	15,265	647	2006	2009
St. Louis, MO	—	750	6,030	—	750	6,030	1,436	1995	1994
St. Louis, MO	—	1,890	14,430	—	1,890	14,430	—	2010	1963
Stanwood, WA	10,501	2,260	28,474	—	2,260	28,474	689	2010	1998
Starke, FL	—	120	10,180	—	120	10,180	1,903	2004	1990
Statesville, NC	—	150	1,447	266	150	1,713	376	2003	1990
Statesville, NC	—	310	6,183	8	310	6,191	1,228	2003	1996
Statesville, NC	—	140	3,627	—	140	3,627	746	2003	1999
Staunton, VA	—	310	11,090	—	310	11,090	1,196	2007	1959
Stillwater, OK	—	80	1,400	—	80	1,400	577	1995	1995
Stockton, CA	6,773	2,280	5,983	—	2,280	5,983	254	2010	1988
Stuart, FL	—	390	8,110	—	390	8,110	1,503	2004	1985
Swanton, OH	—	330	6,370	—	330	6,370	1,132	2004	1950
Tampa, FL	—	830	6,370	—	830	6,370	1,470	2004	1968
Texarkana, TX	—	192	1,403	—	192	1,403	552	1996	1996
Toledo, OH	16,896	2,040	47,129	—	2,040	47,129	—	2010	1985
Toms River, NJ	—	1,610	34,627	—	1,610	34,627	—	2010	2005
Torrington, CT	—	360	1,261	1,274	360	2,535	767	2004	1966
Troy, OH	—	200	2,000	4,254	200	6,254	832	1997	1997
Troy, OH	—	470	16,730	—	470	16,730	2,862	2004	1971
Tucson, AZ	—	930	13,399	—	930	13,399	1,923	2005	1985
Tulsa, OK	—	1,390	7,110	—	1,390	7,110	127	2010	1998
Tulsa, OK	6,579	1,330	21,285	—	1,330	21,285	—	2010	1986
Tulsa, OK	8,598	1,500	20,861	—	1,500	20,861	—	2010	1984
Twin Falls, ID	—	550	14,740	—	550	14,740	3,557	2002	1991
Tyler, TX	—	650	5,268	—	650	5,268	511	2006	2007
Uhrichsville, OH	—	24	6,716	—	24	6,716	925	2006	1977
Vacaville, CA	14,683	900	17,100	1,127	900	18,227	2,312	2005	1986
Vallejo, CA	22,409	4,000	18,000	1,341	4,000	19,341	2,428	2005	1989
Vallejo, CA	—	2,330	15,407	—	2,330	15,407	444	2010	1990
Valparaiso, IN	—	112	2,558	—	112	2,558	688	2001	1998
Valparaiso, IN	—	108	2,962	—	108	2,962	780	2001	1999
Vancouver, WA	10,000	1,820	19,042	—	1,820	19,042	484	2010	2006
Venice, FL	—	500	6,000	—	500	6,000	1,108	2004	1987
Venice, FL	—	1,150	10,674	—	1,150	10,674	302	2008	2009
Vero Beach, FL	—	263	3,187	—	263	3,187	830	2001	1999
Vero Beach, FL	—	297	3,263	—	297	3,263	858	2001	1996
Vero Beach, FL	—	2,930	40,070	3,202	2,930	43,272	3,677	2007	2003
W. Hartford, CT	—	2,650	5,980	—	2,650	5,980	1,146	2004	1905
Wake Forest, NC	—	200	3,003	1,742	200	4,745	1,417	1998	1999
Wareham, MA	—	875	10,313	1,701	875	12,014	2,917	2002	1989
Warren, OH	—	240	3,810	—	240	3,810	660	2005	1973
Waterbury, CT	—	370	2,166	1,859	370	4,025	1,085	2006	1972
Waterford, CT	—	1,360	12,540	—	1,360	12,540	3,043	2002	2000
Waukesha, WI	—	1,100	14,910	—	1,100	14,910	402	2008	2009
Waxahachie, TX	—	650	5,763	—	650	5,763	410	2007	2008
Weatherford, TX	—	660	5,261	—	660	5,261	514	2006	2007
Webster, TX	9,713	360	5,940	—	360	5,940	1,470	2002	2000
West Haven, CT	—	580	1,620	1,529	580	3,149	1,019	2004	1971
West Worthington, OH	—	510	5,090	—	510	5,090	733	2006	1980
Westerville, OH	—	740	8,287	2,736	740	11,023	5,344	1998	2001
Westlake, OH	—	1,330	17,926	—	1,330	17,926	4,559	2001	1985
Westlake, OH	—	571	5,411	—	571	5,411	2,121	1998	1957
Westmoreland, TN	—	330	1,822	2,634	330	4,456	1,218	2001	1994
White Hall, IL	—	50	5,550	670	50	6,220	3,316	2002	1971
White Lake, MI	11,145	2,920	20,179	—	2,920	20,179	—	2010	2000
Whitemarsh, PA	—	2,310	6,190	1,702	2,310	7,892	1,236	2005	1967
Whittier, CA	12,295	4,470	22,151	—	4,470	22,151	596	2010	1988
Wichita, KS	—	1,400	11,000	—	1,400	11,000	1,289	2006	1997
Williamsburg, VA	—	1,360	7,440	—	1,360	7,440	805	2007	1970
Williamstown, KY	—	70	6,430	—	70	6,430	1,044	2005	1987
Wilmington, NC	—	210	2,991	—	210	2,991	990	1999	1999
Winchester, VA	—	640	1,510	—	640	1,510	112	2008	1964
Winston-Salem, NC	—	360	2,514	459	360	2,973	630	2003	1996
Winston-Salem, NC	—	5,700	13,550	13,154	5,700	26,704	2,730	2005	1997
Woodbridge, VA	—	680	4,423	330	680	4,753	1,155	2002	1977
Worcester, MA	—	3,500	54,099	—	3,500	54,099	1,448	2007	2009
Worcester, MA	—	2,300	9,060	—	2,300	9,060	576	2008	1993
Zionsville, IN	—	1,610	22,400	—	1,610	22,400	148	2010	2009

Total senior housing and care facilities	660,567	479,062	4,993,512	330,111	484,308	5,318,377	599,276

Medical facilities:
Akron, OH	—	300	20,200	—	300	20,200	528	2009	2008
Amarillo, TX	—	72	11,928	1,400	72	13,328	1,793	2005	1986
Arcadia, CA	10,154	5,408	23,219	1,082	5,618	24,091	3,567	2006	1984
Atlanta, GA	—	4,931	18,720	1,481	5,293	19,839	3,691	2006	1992
Austell, GA	—	2,223	7,982	59	2,223	8,041	2,048	2006	1999
Bartlett, TN	8,498	187	15,015	657	187	15,672	2,205	2007	2004
Boynton Beach, FL	4,225	214	6,574	206	214	6,780	978	2007	2004
Boynton Beach, FL	4,603	2,048	7,692	188	2,048	7,880	1,620	2006	1995
Boynton Beach, FL	4,129	2,048	7,403	645	2,048	8,048	1,169	2006	1997
Boynton Beach, FL	6,164	109	11,235	458	117	11,685	1,624	2007	1996
Boardman, OH	—	1,200	12,800	—	1,200	12,800	862	2008	2008
Boardman, OH	—	80	13,619	—	80	13,619	—	2010	2007
Bellaire, TX	—	4,551	45,900	205	4,551	46,105	5,270	2006	2005
Bellaire, TX	—	2,972	33,445	1,238	2,972	34,683	4,462	2006	2005
Birmingham, AL	—	651	39,552	1,157	651	40,709	6,014	2006	1971
Bowling Green, KY	—	3,800	26,700	45	3,800	26,745	1,726	2008	1992
Bellingham, MA	—	9,270	—	—	9,270	—	—	2010
Bellevue, NE	—	4,500	99,186	—	4,500	99,186	1,465	2008	2010
Bellevue, NE	—	—	15,833	—	—	15,833	239	2010	2010
Boca Raton, FL	13,809	109	34,002	934	124	34,921	5,075	2006	1995
Bridgeton, MO	11,972	450	21,221	—	450	21,221	—	2010	2006
Cedar Grove, WI	—	113	618	—	113	618	19	2010	1986
Clarkson Valley, MO	—	—	—	35,592	—	35,592	568	2009	2010
Claremore, OK	8,357	132	12,829	270	132	13,099	1,811	2007	2005
Corpus Christi, TX	—	77	3,923	—	77	3,923	653	2005	1968
Coral Springs, FL	—	1,598	10,627	541	1,635	11,131	1,967	2006	1993
Covington, KY	—	1,290	8,093	1,150	1,290	9,243	261	2008	2009
Dallas, TX	15,533	137	28,690	257	137	28,947	4,174	2006	1995
Denton, TX	12,327	—	19,407	395	—	19,802	2,180	2007	2005
Delray Beach, FL	—	1,882	34,767	3,333	1,941	38,041	6,299	2006	1985
Durham, NC	—	6,814	10,825	1,838	7,007	12,470	3,451	2006	1980
Durham, NC	—	—	—	157	13	144	52	2006	1980
Edina, MN	6,033	310	15,132	—	310	15,132	—	2010	2003
El Paso, TX	—	112	15,888	44	112	15,932	2,259	2005	1994
El Paso, TX	10,405	677	17,075	516	677	17,591	2,794	2006	1997
El Paso, TX	—	2,400	32,800	424	2,400	33,224	2,886	2008	2003
El Paso, TX	—	600	6,700	—	600	6,700	511	2008	2003
Fayetteville, GA	3,327	959	7,540	388	959	7,928	1,282	2006	1999
Fresno, CA	—	2,500	35,800	73	2,500	35,873	2,314	2008	1991
Franklin, TN	—	2,338	12,138	267	2,338	12,405	1,933	2007	1988
Franklin, WI	8,122	6,872	7,550	—	6,872	7,550	242	2010	1984
Frisco, TX	9,253	—	18,635	48	—	18,683	2,458	2007	2004
Frisco, TX	—	—	15,309	1,023	—	16,332	2,185	2007	2004
Fort Wayne, IN	—	170	8,232	—	170	8,232	722	2006	2006
Green Bay, WI	10,223	—	14,891	—	—	14,891	422	2010	2002
Green Bay, WI	—	—	31,794	—	—	31,794	1,010	2010	2002
Glendale, CA	8,311	37	18,398	—	37	18,398	2,421	2007	2002
Gallatin, TN	—	20	19,480	—	20	19,480	—	2010	1997
Greeley, CO	—	877	6,707	—	877	6,707	1,031	2007	1997
Germantown, TN	—	3,049	12,456	561	3,049	13,017	1,808	2006	2002
Greeneville, TN	—	970	10,032	—	970	10,032	—	2010	2005
Jupiter, FL	7,255	2,252	11,415	69	2,252	11,484	1,952	2006	2001
Jupiter, FL	4,518	—	5,858	2,868	2,825	5,901	943	2007	2004
Killeen, TX	—	760	22,977	—	760	22,977	—	2010	2010
Kenosha, WI	10,528	—	18,058	—	—	18,058	501	2010	1993
Lafayette, LA	—	1,928	10,483	26	1,928	10,509	1,629	2006	1993
Lenexa, KS	12,440	540	16,013	—	540	16,013	—	2010	2008
Los Gatos, CA	—	488	22,386	466	488	22,852	3,644	2006	1993
Lakeway, TX	—	2,801	—	—	2,801	—	—	2007
Lincoln, NE	11,550	1,420	29,692	—	1,420	29,692	—	2010	2003
Loxahatchee, FL	—	1,340	6,509	10	1,340	6,519	1,004	2006	1993
Loxahatchee, FL	2,708	1,553	4,694	466	1,562	5,151	700	2006	1994
Loxahatchee, FL	—	1,637	5,048	762	1,646	5,801	752	2006	1997
Los Alamitos, CA	8,442	—	18,635	158	39	18,754	2,506	2007	2003
Lake St Louis, MO	—	240	11,937	—	240	11,937	—	2010	2008
Las Vegas, NV	—	6,127	—	—	6,127	—	—	2007
Las Vegas, NV	—	6,734	54,886	89	6,734	54,975	7,170	2006	1991
Las Vegas , NV	6,058	74	15,287	250	74	15,537	2,756	2006	2000
Las Vegas, NV	—	2,319	4,612	688	2,319	5,300	785	2006	1991
Las Vegas, NV	3,095	—	6,921	499	433	6,987	998	2007	1997
Lakewood, CA	—	146	14,885	483	146	15,368	2,145	2006	1993
Lawrenceville, GA	—	2,279	10,732	49	2,298	10,762	1,706	2006	2001
Lawrenceville, GA	—	1,054	4,974	25	1,070	4,983	822	2006	2002
Marinette, WI	8,391	—	13,538	—	—	13,538	452	2010	2002
Malabar, FL	—	5,000	12,000	—	5,000	12,000	—	2010	2008
Middletown, NY	—	1,756	20,364	465	1,756	20,829	4,247	2006	1998
Midwest City, OK	—	146	3,854	—	146	3,854	625	2005	1996
Melbourne, FL	—	600	9,400	—	600	9,400	—	2010	1986
Melbourne, FL	—	1,400	24,400	—	1,400	24,400	—	2010	2003
Melbourne, FL	—	7,000	69,000	—	7,000	69,000	—	2010	2009
Merced, CA	—	—	13,772	—	—	13,772	417	2009	2010
Mesa, AZ	—	1,558	9,561	225	1,558	9,786	1,469	2008	1989
Meridian, ID	—	3,600	20,802	251	3,600	21,053	1,941	2006	2008
Marlton, NJ	—	—	38,300	36	—	38,336	2,475	2008	1994
Merrillville, IN	—	700	11,699	154	700	11,853	835	2007	2008
Merrillville, IN	—	—	22,134	—	—	22,134	1,623	2008	2006
Morrow, GA	—	818	8,064	151	834	8,199	1,213	2007	1990
Mount Juliet, TN	5,288	1,566	11,697	—	1,566	11,697	1,703	2007	2005
Muskego, WI	1,758	964	2,159	—	964	2,159	60	2010	1993
Milwaukee, WI	25,963	—	44,535	—	—	44,535	1,208	2010	1983
Milwaukee, WI	7,289	1,425	11,520	—	1,425	11,520	451	2010	1962
Milwaukee, WI	5,067	540	8,457	—	540	8,457	254	2010	1930
Milwaukee, WI	1,749	922	2,185	—	922	2,185	107	2010	1958
Niagara Falls, NY	—	1,335	17,702	731	1,524	18,244	2,833	2007	1990
Nashville , TN	—	1,806	7,165	748	1,806	7,913	1,487	2006	1986
Nashville, TN	—	4,300	—	—	4,300	—	—	2010
New Berlin, WI	6,774	3,739	8,290	—	3,739	8,290	249	2010	1993
Okatie, SC	7,983	171	17,791	53	194	17,821	1,913	2007	1998
Orange Village, OH	—	610	7,419	28	610	7,447	1,385	2007	1985
Oshkosh, WI	10,381	—	15,881	—	—	15,881	433	2010	2000
Oshkosh, WI	—	—	18,339	—	—	18,339	505	2010	2000
Palm Springs , CA	—	365	12,396	909	365	13,305	1,989	2006	1998
Phoenix, AZ	29,194	1,149	48,018	5,921	1,149	53,939	6,803	2006	1998
Pineville, NC	—	961	6,974	901	1,069	7,767	1,077	2006	1988
Plantation, FL	9,824	8,563	10,666	1,519	8,575	12,173	2,503	2006	1997
Plantation, FL	9,147	8,848	9,262	—	8,896	9,214	3,563	2006	1996
Plano, TX	—	195	14,805	500	195	15,305	2,133	2005	1995
Plano, TX	—	5,423	20,752	—	5,423	20,752	3,107	2008	2007
Plymouth, WI	1,757	1,250	1,870	—	1,250	1,870	63	2010	1991
Palmer, AK	19,746	—	29,705	630	217	30,118	3,723	2007	2006
Palm Springs, FL	2,774	739	4,066	—	739	4,066	690	2006	1993
Palm Springs, FL	—	1,182	7,765	103	1,182	7,868	1,502	2006	1997
Pearland, TX	—	781	5,517	3	781	5,520	969	2006	2000
Pearland, TX	1,279	948	4,556	74	948	4,630	705	2006	2002
Reno, NV	—	1,117	21,972	260	1,117	22,232	3,404	2010	1991
Sacramento, CA	—	866	12,756	423	866	13,179	1,748	2006	1990
San Bernardino, CA	—	3,700	14,300	326	3,700	14,626	876	2008	1993
San Diego, CA	—	—	22,003	74	—	22,077	1,333	2008	1992
Seattle, WA	—	4,410	39,015	—	4,410	39,015	—	2010	2010
Shakopee, MN	7,266	420	11,360	—	420	11,360	—	2010	1996
Shakopee, MN	12,337	640	18,094	—	640	18,094	—	2010	2007
Sheboygan, WI	1,818	1,012	2,216	—	1,012	2,216	75	2010	1958
Somerville, NJ	—	3,400	22,244	2	3,400	22,246	1,345	2008	2007
San Antonio, TX	—	2,050	16,251	771	2,050	17,022	3,690	2006	1999
San Antonio, TX	—	—	17,303	—	—	17,303	2,387	2007	2007
Stafford, VA	—	—	11,260	—	—	11,260	502	2008	2009
St. Louis, MO	7,602	—	17,247	447	336	17,358	2,662	2007	2001
Suffolk, VA	—	1,530	10,979	—	1,530	10,979	327	2010	2007
Summit, WI	—	2,899	87,666	—	2,899	87,666	4,600	2008	2009
Sewell, NJ	—	—	53,360	3,979	—	57,339	3,100	2007	2009
Oro Valley, AZ	10,363	89	18,339	325	89	18,664	2,424	2007	2004
Tucson, AZ	—	1,302	4,925	146	1,302	5,071	827	2008	1995
Tempe, AZ	5,522	—	9,112	1,864	1,486	9,490	1,486	2007	1996
Tallahassee, FL	—	—	16,404	—	—	16,404	—	2010	2011
Tomball, TX	—	1,404	5,071	560	1,404	5,631	1,242	2006	1982
Trussville, AL	—	1,336	2,177	119	1,336	2,296	828	2006	1990
Tulsa, OK	—	3,003	6,025	20	3,003	6,045	1,307	2006	1992
Viera, FL	—	1,600	10,600	—	1,600	10,600	—	2010	1998
Van Nuys, CA	—	—	36,187	—	—	36,187	1,094	2009	1991
Voorhees, NJ	—	6,404	24,251	1,203	6,404	25,454	3,181	2006	1997
Pewaukee, WI	—	4,700	20,669	—	4,700	20,669	2,308	2007	2007
Webster, TX	—	2,418	12,028	32	2,418	12,060	2,043	2006	1991
Wellington, FL	7,066	107	16,933	129	107	17,062	2,259	2006	2000
Wellington , FL	6,338	—	13,697	351	381	13,667	1,702	2007	2003
Warrington, PA	—	85	23,231	1,653	3,104	21,865	3,360	2008	2001
West Palm Beach, FL	7,061	628	14,740	100	628	14,840	2,217	2006	1993
West Palm Beach, FL	6,518	610	14,618	80	610	14,698	2,691	2006	1991
West Allis, WI	2,486	1,106	3,309	—	1,106	3,309	135	2010	1961
West Seneca, NY	12,698	917	22,435	879	1,296	22,935	3,140	2007	1990
Yorkville, IL	—	1,419	2,816	73	1,419	2,889	623	2006	1980
Total medical facilities	463,478	232,281	2,486,537	90,758	242,742	2,566,834	237,690

Construction in progress	—	—	356,793	—	—	356,793	—

Total continuing operations properties	1,124,045	711,343	7,836,842	420,869	727,050	8,242,004	836,966

Assets held for sale:
Cedar Hill, TX	—	171	894	—	171	894	—	1997	1996
Chicago, IL	—	3,650	1,900	—	3,650	1,900	—	2002	1979
Duncan, OK	—	103	802	—	103	802	—	1995	1996
Desoto, TX	—	205	844	—	205	844	—	1996	1996
Edmond, OK	—	175	940	—	175	940	—	1995	1996
Enid, OK	—	90	817	—	90	817	—	1995	1995
Midwest City, OK	—	95	813	—	95	813	—	1996	1995
Oklahoma City, OK	—	87	919	—	87	919	—	1996	1996
Oklahoma City, OK	—	130	802	—	130	802	—	1995	1996
Palestine, TX	—	173	853	—	173	853	—	1996	1996
Ponca City, OK	—	114	906	—	114	906	—	1995	1995
Waxahachie, TX	—	154	865	—	154	865	—	1996	1996
Houston, TX	—	360	1,999	—	360	1,999	—	2002	1999
Houston, TX	—	360	2,006	—	360	2,006	—	2002	1999
Oklahoma City, OK	—	220	1,994	—	220	1,994	—	1999	1999

Total assets held for sale	—	6,087	17,354	—	6,087	17,354	—

Total investments in real property owned	$1,124,045	$717,430	$7,854,196	$420,869	$733,137	$8,259,358	$836,966

(1)	Includes senior housing triple-net and senior housing operating properties.

(2)	Represents real property asset associated with a capital lease.

	Year Ended December 31,
	2010	2009	2008
	(in thousands)
Reconciliation of real property:
Investment in real estate:
Balance at beginning of year	$6,336,291	$5,979,575	$5,117,005
Additions:
Acquisitions	1,707,421	67,673	451,363
Improvements	398,510	590,394	646,161
Conversions from loans receivable	10,070	—	23,097
Assumed other items, net	208,314	—	1,899
Assumed debt	559,508	—	—
Purchase price adjustments	—	665	—
Reclassification of lease commissions	—	—	2,359

Total additions	2,883,823	658,732	1,124,879
Deductions:
Cost of real estate sold	(216,300)	(260,956)	(219,079)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,372)	(15,837)	(10,582)
Impairment of assets	(947)	(25,223)	(32,648)

Total deductions	(227,619)	(302,016)	(262,309)

Balance at end of year(3)	$8,992,495	$6,336,291	$5,979,575

Accumulated depreciation:
Balance at beginning of year	$677,851	$600,781	$478,373
Additions:
Depreciation and amortization expenses	202,543	164,923	163,045
Amortization of above market leases	2,524	2,061	3,477
Reclassification of lease commissions	—	—	423

Total additions	205,067	166,984	166,945
Deductions:
Sale of properties	(31,919)	(74,244)	(33,578)
Reclassification of accumulated depreciation and amortization for assets held for sale	(14,033)	(15,670)	(10,959)

Total deductions	(45,952)	(89,914)	(44,537)

Balance at end of year	$836,966	$677,851	$600,781

(3)	The aggregate cost for tax purposes for real property equals $8,802,656,000, $6,378,056,000 and $5,977,346,000 at December 31, 2010, 2009 and 2008, respectively.

Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2010
Mortgage Loans on Real Estate [Abstract]
MORTGAGE LOANS ON REAL ESTATE
Health Care REIT, Inc.
Schedule IV — Mortgage Loans on Real Estate
December 31, 2010

				(in thousands)
							Principal Amount of
						Carrying	Loans Subject to
		Final Maturity	Periodic Payment		Face Amount	Amount of	Delinquent
Description	Interest Rate	Date	Terms	Prior Liens	of Mortgages	Mortgages	Principal or Interest
First mortgage relating to one senior housing facility in New York	7.60%	06/30/13	Monthly Payments $234,829	$—	$40,000	$37,799	$—
First mortgage relating to one hospital in California	8.11%	12/01/17	Monthly Payments $99,373	—	17,500	15,218	—
First mortgage relating to one hospital in California	9.50%	06/01/20	Monthly Payments $146,191	—	17,500	13,747	—
First mortgage relating to one senior housing facility in North Carolina	7.35%	04/30/15	Monthly Payments $40,234	—	7,000	6,525	—
First mortgage relating to one medical office building in Georgia	6.50%	10/01/14	Monthly Payments $33,042	—	6,100	6,100	—
First mortgage relating to one hospital in California	9.63%	01/14/14	Monthly Payments $140,072	—	18,800	4,888	—
First mortgage relating to one senior housing facility in Arizona	3.55%	01/01/13	Monthly Payments $12,511	—	4,151	4,151	4,151
Second mortgage relating to one hospital in California	9.13%	10/31/13	Monthly Payments $137,558	13,747	13,000	4,107	—
Second mortgage relating to one senior housing facility in Wisconsin	15.21%	01/15/15	Monthly Payments $42,625	7,792	3,300	3,300	—
Seven first mortgages relating to four senior housing facilities and three medical office buildings	From 3.00% to 10.90%	From 09/01/11 to 06/30/20	Monthly Payments from $739 to 52,811	—	13,605	11,598	—
Second mortgage relating to one hospital in Massachusetts	12.17%	06/30/10	Monthly Payments $16,900	4,100	2,000	1,850	1,850

Totals				$25,639	$142,956	$109,283	$6,001

	Year Ended December 31,
	2010	2009	2008
	(in thousands)
Reconciliation of mortgage loans:
Balance at beginning of year	$74,517	$137,292	$143,091
Additions:
New mortgage loans	73,439	9,456	22,142

Total additions	73,439	9,456	22,142
Deductions:
Collections of principal(1)	(10,540)	(54,696)	(4,844)
Conversions to real property	(10,070)	—	(23,097)
Charge-offs	(18,063)	(17,535)	—

Total deductions	(38,673)	(72,231)	(27,941)

Balance at end of year	$109,283	$74,517	$137,292

(1)	Includes collection of negative principal amortization.

Accounting Policies and Related Matters (Policies)	12 Months Ended
Dec. 31, 2010
Accounting Policies and Related Matters (Policies) [Abstract]
Principles of Consolidation
Principles of Consolidation
     The consolidated financial statements include the accounts of our wholly-owned subsidiaries and joint ventures that we control, through voting rights or other means. All material intercompany transactions and balances have been eliminated in consolidation.
     At inception of joint venture transactions, we identify entities for which control is achieved through means other than voting rights (“variable interest entities” or “VIEs”) and determine which business enterprise is the primary beneficiary of its operations. A variable interest entity is broadly defined as an entity where either (i) the equity investors as a group, if any, do not have a controlling financial interest, or (ii) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support. We consolidate investments in VIEs when we are determined to be the primary beneficiary. ASC 810, Consolidations, requires enterprises to perform a qualitative approach to determining whether or not a VIE will need to be consolidated on a continuous basis. This evaluation is based on an enterprise’s ability to direct and influence the activities of a variable interest entity that most significantly impact that entity’s economic performance.
     For investments in joint ventures, we evaluate the type of rights held by the limited partner(s), which may preclude consolidation in circumstances in which the sole general partner would otherwise consolidate the limited partnership. The assessment of limited partners’ rights and their impact on the presumption of control over a limited partnership by the sole general partner should be made when an investor becomes the sole general partner and should be reassessed if (i) there is a change to the terms or in the exercisability of the rights of the limited partners, (ii) the sole general partner increases or decreases its ownership in the limited partnership, or (iii) there is an increase or decrease in the number of outstanding limited partnership interests. We similarly evaluate the rights of managing members of limited liability companies.

Use of Estimates
Use of Estimates
     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition
     Revenue is recorded in accordance with U.S. GAAP, which requires that revenue be recognized after four basic criteria are met. These four criteria include persuasive evidence of an arrangement, the rendering of service, fixed and determinable income and reasonably assured collectability. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risk. Substantially all of our operating leases contain either fixed or contingent escalating rent structures. Leases with fixed annual rental escalators are generally recognized on a straight-line basis over the initial lease period, subject to a collectability assessment. Rental income related to leases with contingent rental escalators is generally recorded based on the contractual cash rental payments due for the period. We recognize resident fees and services, other than move in fees, monthly as services are provided. Move in fees, which are a component of resident fees and services, are recognized on a straight-line basis over the term of the applicable lease agreement. Lease agreements with residents generally have a term of one year and are cancelable by the resident with 30 days’ notice.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of all highly liquid investments with an original maturity of three months or less.
Restricted Cash
Restricted Cash
     Restricted cash primarily consists of amounts held by lenders to provide future payments for real estate taxes, insurance, tenant and capital improvements and amounts held in escrow relating to acquisitions we are entitled to receive over a period of time as outlined in the escrow agreement.

Deferred Loan Expenses
Deferred Loan Expenses
     Deferred loan expenses are costs incurred by us in connection with the issuance, assumption and amendments of debt arrangements. We amortize these costs over the term of the debt using the straight-line method, which approximates the effective interest method.

Equity Investments
Equity Investments
     Equity investments at December 31, 2010 and 2009 include an investment in a public company that has a readily determinable fair market value. We classify this equity investment as available-for-sale and, accordingly, record this investment at its fair market value with unrealized gains and losses included in accumulated other comprehensive income, a separate component of stockholders’ equity. Equity investments at December 31, 2010 and 2009 also include an investment in a private company. We do not have the ability to exercise influence over the company, so the investment is accounted for under the cost method. Under the cost method of accounting, investments in private companies are carried at cost and are adjusted only for other-than-temporary declines in fair value, return of capital and additional investments. These equity investments represented a minimal ownership interest in these companies. Additionally, equity investments include investments in unconsolidated joint ventures.

Investments in Unconsolidated Joint Ventures
Investments in Unconsolidated Joint Ventures
     Investments in less than majority owned entities where our interests represent a general partnership interest but substantive participating rights or substantive kick-out rights have been granted to the limited partners, or where our interests do not represent the general partnership interest and we do not control the major operating and financial policies of the entity, are reported under the equity method of accounting. Under the equity method of accounting, our share of the investee’s earnings or losses is included in our consolidated results of operations. To the extent that the Company’s cost basis is different from the basis reflected at the joint venture level, the basis difference is generally amortized over the lives of the related assets and liabilities, and such amortization is included in the Company’s share of equity in earnings of the joint venture. The initial carrying value of investments in unconsolidated joint ventures is based on the amount paid to purchase the joint venture interest or the estimated fair value of the assets prior to the sale of interests in the joint venture. We evaluate our equity method investments for impairment based upon a comparison of the estimated fair value of the equity method investment to its carrying value. When we determine a decline in the estimated fair value of such an investment below its carrying value is other-than-temporary, an impairment is recorded.

Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interests
     Certain noncontrolling interests are redeemable at fair value at December 31, 2010. Accordingly, we record the carrying amount of the noncontrolling interests at the greater of (i) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss and its share of other comprehensive income or loss and dividends or (ii) the redemption value. In accordance with ASC 810, the redeemable noncontrolling interests were classified outside of permanent equity, as a mezzanine item, in the balance sheet.

Real Property Owned
Real Property Owned
     Real property developed by us is recorded at cost, including the capitalization of construction period interest. The cost of real property acquired is allocated to net tangible and identifiable intangible assets based on their respective fair values. These properties are depreciated on a straight-line basis over their estimated useful lives which range from 15 to 40 years for buildings and five to 15 years for improvements. Tangible assets primarily consist of land, buildings and improvements. We consider costs incurred in conjunction with re-leasing properties, including tenant improvements and lease commissions, to represent the acquisition of productive assets and, accordingly, such costs are reflected as investment activities in our statement of cash flows.
     The remaining purchase price is allocated among identifiable intangible assets primarily consisting of the above or below market component of in-place leases and the value of in-place leases. The value allocable to the above or below market component of the acquired in-place lease is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between (i) the contractual amounts to be paid pursuant to the lease over its remaining term, and (ii) management’s estimate of the amounts that would be paid using fair market rates over the remaining term of the lease. The amounts allocated to above market leases are included in acquired lease intangibles and below market leases are included in other liabilities in the balance sheet and are amortized to rental income over the remaining terms of the respective leases.
     The total amount of other intangible assets acquired is further allocated to in-place lease values and customer relationship values based on management’s evaluation of the specific characteristics of each tenant’s lease and the Company’s overall relationship with that respective tenant. Characteristics considered by management in allocating these values include the nature and extent of the Company’s existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals, among other factors. The estimated aggregate amortization expense for acquired lease intangibles is expected to be recognized over a weighted average period of 18.2 years and is as follows for the periods indicated (in thousands):

2011	$48,613
2012	30,828
2013	14,194

2014	9,831
2015	8,618
Thereafter	96,851

Totals	$208,935

     The net book value of long-lived assets is reviewed quarterly on a property by property basis to determine if facts and circumstances suggest that the assets may be impaired or that the depreciable life may need to be changed. We consider external factors relating to each asset and the existence of a master lease which may link the cash flows of an individual asset to a larger portfolio of assets leased to the same tenant. If these factors and the projected undiscounted cash flows of the asset over the remaining depreciation period indicate that the asset will not be recoverable, the carrying value is reduced to the estimated fair market value. In addition, we are exposed to the risks inherent in concentrating investments in real estate, and in particular, the senior housing and health care industries. A downturn in the real estate industry could adversely affect the value of our properties and our ability to sell properties for a price or on terms acceptable to us.

Capitalization of Construction Period Interest
Capitalization of Construction Period Interest
     We capitalize interest costs associated with funds used to finance the construction of properties owned directly by us. The amount capitalized is based upon the balance outstanding during the construction period using the rate of interest which approximates our cost of financing. We capitalized interest costs of  $20,792,000,  $41,170,000, and  $25,029,000 during 2010, 2009 and 2008, respectively, related to construction of real property owned by us. Our interest expense reflected in the consolidated statements of income has been reduced by the amounts capitalized.

Gain on Sale of Assets
Gain on Sale of Assets
     We recognize sales of assets only upon the closing of the transaction with the purchaser. Payments received from purchasers prior to closing are recorded as deposits and classified as other assets on our Consolidated Balance Sheets. Gains on assets sold are recognized using the full accrual method upon closing when (i) the collectability of the sales price is reasonably assured, (ii) we are not obligated to perform significant activities after the sale to earn the profit, (iii) we have received adequate initial investment from the buyer and (iv) other profit recognition criteria have been satisfied. Gains may be deferred in whole or in part until the sales satisfy the requirements of gain recognition on sales of real estate.

Real Estate Loans Receivable
Real Estate Loans Receivable
     Real estate loans receivable consist of mortgage loans and other real estate loans. Interest income on loans is recognized as earned based upon the principal amount outstanding subject to an evaluation of collectability risks. The loans are primarily collateralized by a first, second or third mortgage lien, a leasehold mortgage on, or an assignment of the partnership interest in, the related properties, corporate guaranties and/or personal guaranties.

Allowance for Losses on Loans Receivable
Allowance for Losses on Loans Receivable
     The allowance for losses on loans receivable is maintained at a level believed adequate to absorb potential losses in our loans receivable. The determination of the allowance is based on a quarterly evaluation of these loans, including general economic conditions and estimated collectability of loan payments. We evaluate the collectability of our loans receivable based on a combination of factors, including, but not limited to, delinquency status, historical loan charge-offs, financial strength of the borrower and guarantors and value of the underlying collateral. If such factors indicate that there is greater risk of loan charge-offs, additional allowances or placement on non-accrual status may be required. A loan is impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due as scheduled according to the contractual terms of the original loan agreement. Consistent with this definition, all loans on non-accrual are deemed impaired. At December 31, 2010, we had loans with outstanding balances of  $9,691,000 on non-accrual status ( $67,126,000 at December 31, 2009). To the extent circumstances improve and the risk of collectability is diminished, we will return these loans to full accrual status. While a loan is on non-accrual status, any cash receipts are applied against the outstanding principal balance.

Goodwill
Goodwill
     We account for goodwill in accordance with U.S. GAAP. Goodwill is tested annually for impairment and is tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. An impairment loss is recognized to the extent that the carrying amount, including goodwill, exceeds the reporting unit’s fair value and the implied fair value of goodwill is less than the carrying amount of that goodwill.

Fair Value of Derivative Instruments
Fair Value of Derivative Instruments
     The valuation of derivative instruments requires us to make estimates and judgments that affect the fair value of the instruments. Fair values for our derivatives are estimated by utilizing pricing models that consider forward yield curves and discount rates. Such amounts and the recognition of such amounts are subject to significant estimates that may change in the future. See Note 11 for additional information.

Federal Income Tax
Federal Income Tax
     No provision has been made for federal income taxes since we have elected to be treated as a real estate investment trust under the applicable provisions of the Internal Revenue Code, and we believe that we have met the requirements for qualification as such for each taxable year. Our taxable REIT subsidiaries are subject to federal, state and local income taxes. See Note 18 for additional information.

Earnings Per Share
Earnings Per Share
     Basic earnings per share is computed by dividing net income available to common stockholders by the weighted-average number of shares outstanding for the period adjusted for non-vested shares of restricted stock. The computation of diluted earnings per share is similar to basic earnings per share, except that the number of shares is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares had been issued.

New Accounting Standards
New Accounting Standards
     In June 2009, the Financial Accounting Standards Board (“FASB”) amended the consolidation guidance for variable interest entities. The new guidance, to be applied on a continuous basis, requires enterprises to perform a qualitative approach to determining whether or not a variable interest entity will need to be consolidated. This evaluation is based on an enterprise’s ability to direct and influence the activities of a variable interest entity that most significantly impact its economic performance. This amendment became effective as of January 1, 2010. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.
     In July 2010, the FASB issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses (“ASU 2010-20”). This update expands the required disclosures regarding the credit quality of our financing receivables, how risk is analyzed and assessed in arriving at the allowance for credit losses, and the changes (and reasons for the changes) in the allowance for credit losses. Both new and existing disclosures must be disaggregated by portfolio segment and class. The disaggregation of information is based on the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. This update is effective for interim periods and fiscal years ending after December 15, 2010. The adoption of this guidance did not have a material impact on our consolidated financial position or results of operations.

Reclassifications	Reclassifications Certain amounts in prior years have been reclassified to conform to current year presentation.

Accounting Policies and Related Matters (Tables)	12 Months Ended
Dec. 31, 2010
Accounting Policies and Related Matters (Tables) [Abstract]
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized

2011	$48,613
2012	30,828
2013	14,194

2014	9,831
2015	8,618
Thereafter	96,851

Totals	$208,935

Real Property Acquisitions and Development (Tables)	12 Months Ended
Dec. 31, 2010
Real Property Acquisitions and Development (Tables) [Abstract]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities

Land and land improvements	$64,050
Buildings and improvements	476,817
Acquired lease intangibles	45,036
Cash and cash equivalents	4,777
Restricted cash	3,707
Receivables and other assets	13,459

Total assets acquired	607,846
Secured debt	234,431
Accrued expenses and other liabilities	3,316

Total liabilities assumed	237,747
Capital in excess of par	41,423
Noncontrolling interests	79,775

Net assets acquired	$248,901

Land and land improvements	$11,570
Buildings and improvements	210,094
Acquired lease intangibles	18,721
Cash and cash equivalents	3,756
Restricted cash	391
Receivables and other assets	940

Total assets acquired	245,472
Secured debt	70,736
Accrued expenses and other liabilities	3,533

Total liabilities assumed	74,269
Capital in excess of par	2,218
Noncontrolling interests	27,902

Net assets acquired	$141,083

Land and land improvements	$10,240
Buildings and improvements	171,014
Acquired lease intangibles	41,519
Investment in unconcolidated joint venture	21,321
Goodwill	51,207
Other acquired intangibles	43,439
Cash and cash equivalents	3,873
Restricted cash	107
Receivables and other assets	5,390

Total assets acquired	348,110
Secured debt	61,664
Below market lease intangibles	4,189
Accrued expenses and other liabilities	26,848

Total liabilities assumed	92,701
Redeemable noncontrolling interests	4,553
Preferred stock	16,667
Capital in excess of par	2,721
Noncontrolling interests	6,295

Net assets acquired	$225,173

Unaudited pro forma consolidated results of operations

	Year Ended December 31,
	2010	2009
Revenues	$786,600	$690,329
Income from continuing operations attributable to common stockholders	$55,056	$97,736
Income from continuing operations attributable to common stockholders per share:
Basic	$0.43	$0.86
Diluted	$0.43	$0.85

Summary of real property investment activity
     The following is a summary of our real property investment activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property acquisitions:
Senior housing operating	$816,000		$816,000			$—			$—
Senior housing triple-net(2)	1,011,229		1,011,229			—	$113,790		113,790
Skilled nursing facilities	17,300		17,300	$11,650		11,650	11,360		11,360
Hospitals			—		$20,500	20,500		$196,303	196,303
Medical office buildings		$626,414	626,414		35,523	35,523		121,809	121,809
Land parcels		4,300	4,300			—	10,000		10,000

Total acquisitions	1,844,529	630,714	2,475,243	11,650	56,023	67,673	135,150	318,112	453,262
Less: Assumed debt	(389,253)	(170,255)	(559,508)			—			—
Assumed other items, net	(171,389)	(36,925)	(208,314)			—		(1,899)	(1,899)

Cash disbursed for acquisitions	1,283,887	423,534	1,707,421	11,650	56,023	67,673	135,150	316,213	451,363
Construction in progress additions:
Senior housing triple-net	85,993		85,993	310,310		310,310	419,622		419,622
Skilled nursing facilities	—		—	23,262		23,262	29,429		29,429
Hospitals		123,033	123,033		113,907	113,907		77,642	77,642
Medical office buildings		129,561	129,561		107,853	107,853		93,907	93,907

Total construction in progress additions	85,993	252,594	338,587	333,572	221,760	555,332	449,051	171,549	620,600
Less: Capitalized interest	(6,396)	(13,924)	(20,320)	(28,474)	(12,495)	(40,969)	(20,312)	(4,717)	(25,029)
Capitalized other	—	—	—			—	(119)		(119)
Accruals(3)	—	(11,435)	(11,435)		(21,466)	(21,466)			—

Cash disbursed for construction in progress	79,597	227,235	306,832	305,098	187,799	492,897	428,620	166,832	595,452
Capital improvements to existing properties	23,568	36,355	59,923	18,326	20,063	38,389	13,329	12,232	25,561

Total cash invested in real property	$1,387,052	$687,124	$2,074,176	$335,074	$263,885	$598,959	$577,099	$495,277	$1,072,376

(1)	Includes amounts relating to both the senior housing triple-net and senior housing operating segments (all activity for the years ended December 31, 2009 and 2008 related to the senior housing triple-net segment).

(2)	Includes $612,598,000 acquisition of a portfolio of 19 senior housing facilities that closed in December 2010. The allocation of the purchase consideration is preliminary and subject to change.

(3)	Represents non-cash accruals for amounts to be paid in future periods relating to properties that converted in the period noted above.

Summary of construction projects placed into service and generating revenues
     The following is a summary of the construction projects that were placed into service and began generating revenues during the periods presented:

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Development projects:
Senior housing facilities	$273,034		$273,034	$505,137		$505,137	$190,044		$190,044
Skilled nursing facilities	—		—	45,367		45,367	16,918		16,918
Hospitals		$96,829	96,829			—		$35,151	35,151
Medical office buildings		65,547	65,547		$183,127	183,127		11,823	11,823

Total development projects	273,034	162,376	435,410	550,504	183,127	733,631	206,962	46,974	253,936
Expansion projects	3,216	—	3,216	4,288	—	4,288	40,954	—	40,954

Total construction in progress conversions	$276,250	$162,376	$438,626	$554,792	$183,127	$737,919	$247,916	$46,974	$294,890

Future minimum lease payments receivable under operating leases
     At December 31, 2010, future minimum lease payments receivable under operating leases (excluding properties in our senior housing operating partnerships) are as follows (in thousands):

2011	$610,295
2012	604,731
2013	591,676
2014	538,787
2015	526,783
Thereafter	3,403,370

Totals	$6,275,642

Real Estate Intangibles (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate Intangibles (Tables) [Abstract]
Summary of real estate intangibles excluding those classified as held for sale
     The following is a summary of our real estate intangibles, excluding those classified as held for sale, as of the dates indicated (dollars in thousands):

	December 31, 2010	December 31, 2009
Assets:
In place lease intangibles	$182,030	$74,198
Above market tenant leases	24,089	10,232
Below market ground leases	46,992	39,806
Lease commissions	4,968	3,154

Gross historical cost	258,079	127,390
Accumulated amortization	(49,145)	(29,698)

Net book value	$208,934	$97,692

Weighted-average amortization period in years	18.2	30.0

Liabilities:
Below market tenant leases	$57,261	$22,961
Above market ground leases	5,020	4,084

Gross historical cost	62,281	27,045
Accumulated amortization	(15,992)	(10,478)

Net book value	$46,289	$16,567

Weighted-average amortization period in years	14.0	12.1

Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity
The following is a summary of our real property disposition activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Real property dispositions:
Senior housing facilities	$3,438	$	$3,438	$55,320	$	$55,320	$163,622	$	$163,622
Skilled nursing facilities	166,852		166,852	45,835		45,835	6,290		6,290
Hospitals		—	—		40,841	40,841		8,735	8,735
Medical office buildings		14,092	14,092		44,717	44,717		6,781	6,781
Land parcels		—	—			—	73		73

Total dispositions	170,290	14,092	184,382	101,155	85,558	186,713	169,985	15,516	185,501
Add: Gain (loss) on sales of real property	36,274	(159)	36,115	32,084	11,310	43,394	151,457	12,476	163,933
LandAmerica settlement	—	—	—			—	2,500		2,500
Extinguishment of other assets (liabilities)	—	—	—			—		(116)	(116)
Seller financing on sales of real property	—	(1,470)	(1,470)		(6,100)	(6,100)	(59,649)	(5,122)	(64,771)

Proceeds from real property sales	$206,564	$12,463	$219,027	$133,239	$90,768	$224,007	$264,293	$22,754	$287,047

Reclassification impact as result of classifying properties as discontinued operations
The following illustrates the reclassification impact as a result of classifying properties as discontinued operations for the periods presented (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues:
Rental income	$29,878	$50,880	$77,151
Other income	—	8,059	—
Expenses:
Interest expense	5,601	9,393	17,981
Property operating expenses	3,345	3,069	3,995
Provision for depreciation	10,593	19,365	30,078

Income (loss) from discontinued operations, net	$10,339	$27,112	$25,097

Real Estate Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate Loans Receivable (Tables) [Abstract]
Summary of real estate loans receivable
     The following is a summary of our real estate loans receivable (in thousands):

	December 31,
	2010	2009
Mortgage loans	$109,283	$74,517
Other real estate loans	327,297	352,846

Totals	$436,580	$427,363

Summary of real estate loan activity
     The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2010			December 31, 2009			December 31, 2008
	Senior			Senior			Senior
	Housing	Medical		Housing	Medical		Housing	Medical
	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals	and Care(1)	Facilities	Totals
Advances on real estate loans receivable:
Investments in new loans	$9,742	$41,644	$51,386	$20,036	$—	$20,036	$121,493	$—	$121,493
Draws on existing loans	46,113	1,236	47,349	52,910	1,471	54,381	21,265	—	21,265

Sub-total	55,855	42,880	98,735	72,946	1,471	74,417	142,758	—	142,758
Less: Seller financing on property sales	—	(1,470)	(1,470)	—	—	—	(59,649)	—	(59,649)

Net cash advances on real estate loans	55,855	41,410	97,265	72,946	1,471	74,417	83,109	—	83,109
Receipts on real estate loans receivable:
Loan payoffs	5,619	6,233	11,852	61,659	32,197	93,856	8,815	—	8,815
Principal payments on loans	24,203	7,440	31,643	15,890	2,033	17,923	9,354	—	9,354

Total receipts on real estate loans	29,822	13,673	43,495	77,549	34,230	111,779	18,169	—	18,169

Net advances (receipts) on real estate loans	$26,033	$27,737	$53,770	$(4,603)	$(32,759)	$(37,362)	$64,940	$—	$64,940

Summary of allowance for losses on loans receivable
     The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance at beginning of year	$5,183	$7,500	$7,406
Provision for loan losses	29,684	23,261	94
Charge-offs	(33,591)	(25,578)	—

Balance at end of year	$1,276	$5,183	$7,500

Summary of loan impairments

	Year Ended December 31,
	2010	2009	2008
Balance of impaired loans at end of year	$9,691	$67,126	$72,770
Allowance for loan losses	1,276	5,183	7,500

Balance of impaired loans not reserved	$8,415	$61,943	$65,270

Average impaired loans for the year	$38,409	$69,948	$36,785
Interest recognized on impaired loans(1)	103	530	3,288

(1)	Represents interest recognized prior to placement on non-accrual status.

Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2010
Customer Concentration (Tables) [Abstract]
Summary of customer concentration
     The following table summarizes certain information about our customer concentration as of December 31, 2010 (dollars in thousands):

	Number of	Total	Percent of
	Properties	Investment(2)	Investment(3)
Concentration by investment:(1)
Merrill Gardens LLC	38	$732,211	9%
Brandywine Senior Living, LLC	19	612,598	7%
Senior Living Communities, LLC	12	595,223	7%
Senior Star Living	10	464,062	5%
Brookdale Senior Living, Inc.	86	334,946	4%
Remaining portfolio	518	5,853,069	68%

Totals	683	$8,592,109	100%

(1)	All of our top five customers are in our senior housing triple-net segment, except Merrill Gardens and Senior Star which are in our senior housing operating segment.

(2)	Excludes our share of unconsolidated joint venture investments. Please see Note 7 for additional information.

(3)	Investments with our top five customers comprised 24% of total investments at December 31, 2009.

Borrowings Under Line of Credit Arrangement and Related Items (Tables)	12 Months Ended
Dec. 31, 2010
Borrowings Under Line of Credit Arrangement and Related Items (Tables) [Abstract]
Aggregate borrowings under the unsecured line of credit arrangement
     The following information relates to aggregate borrowings under the unsecured line of credit arrangement for the periods presented (dollars in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance outstanding at quarter end	$300,000	$140,000	$570,000
Maximum amount outstanding at any month end	$560,000	$559,000	$744,000
Average amount outstanding (total of daily principal balances divided by days in period)	$268,762	$241,463	$500,561
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.48%	1.92%	3.77%

Senior Unsecured Notes and Secured Debt (Tables)	12 Months Ended
Dec. 31, 2010
Senior Unsecured Notes And Secured Debt (Tables) [Abstract]
Principal payments due on debt obligations
     At December 31, 2010, the annual principal payments due on these debt obligations are as follows (in thousands):

	Senior	Secured
	Unsecured Notes(1)	Debt (1)	Totals
2011	$—	$24,048	$24,048
2012	76,853	91,979	168,832
2013	300,000	85,508	385,508
2014	—	188,009	188,009
2015	250,000	150,311	400,311
Thereafter	2,438,077	593,860	3,031,937

Totals	$3,064,930	$1,133,715	$4,198,645

(1)	Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments (Tables) [Abstract]
Fair value of derivative instruments
     The following is a summary of the fair value of our derivative instruments (dollars in thousands):

	Balance Sheet	Fair Value
	Location	December 31, 2010	December 31, 2009
Cash flow hedge interest rate swaps	Other liabilities	$$482	$$2,381

Impact of derivative instruments on the statement of operations and OCI
     The following presents the impact of derivative instruments on the statement of operations and OCI for the periods presented (dollars in thousands):

		Year Ended
	Location	December 31, 2010	December 31, 2009	December 31, 2008
Gain (loss) on interest rate swap recognized in OCI (effective portion)	n/a	$(10,307)	$(3,513)	$7,669
Gain (loss) reclassified from AOCI into income (effective portion)	Interest expense	(2,244)	(971)	(160)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Realized loss	—	—	(23,393)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Future minimum lease payments due under operating and capital leases
     At December 31, 2010, future minimum lease payments due under operating and capital leases are as follows (in thousands):

	Operating Leases	Capital Leases(1)
2011	$5,380	$604
2012	5,454	622
2013	5,158	640
2014	5,181	660
2015	5,189	8,425
Thereafter	203,827	—

Totals	$230,189	$10,951

(1)	Related assets of $17,815,000 recorded in real property.

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders' Equity (Tables) [Abstract]
Summary of stockholder's equity capital accounts
     The following is a summary of our stockholder’s equity capital accounts as of the dates indicated:

	December 31, 2010	December 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	11,349,854	11,474,093
Outstanding shares	11,349,854	11,474,093

Common Stock, $1.00 par value:
Authorized shares	225,000,000	225,000,000
Issued shares	147,381,191	123,583,242
Outstanding shares	147,097,381	123,385,317

Summary of common stock issuances
     Common Stock. The following is a summary of our common stock issuances during the periods indicated (dollars in thousands, except per share amounts):

	Shares Issued	Average Price	Gross Proceeds	Net Proceeds
March 2008 public issuance	3,000,000	$41.44	$124,320	$118,555
July 2008 public issuance	4,600,000	44.50	204,700	193,157
September 2008 public issuance	8,050,000	48.00	386,400	369,699
2008 Dividend reinvestment plan issuances	1,546,074	43.37	67,055	67,055
2008 Equity shelf program issuances	794,221	39.28	31,196	30,272
2008 Option exercises	118,895	29.83	3,547	3,547

2008 Totals	18,109,190		$817,218	$782,285

February 2009 public issuance	5,816,870	$36.85	$214,352	$210,880
September 2009 public issuance	9,200,000	40.40	371,680	356,554
2009 Dividend reinvestment plan issuances	1,499,497	37.22	55,818	55,818
2009 Equity shelf program issuances	1,952,600	40.69	79,447	77,605
2009 Option exercises	96,166	38.23	3,676	3,676

2009 Totals	18,565,133		$724,973	$704,533

September 2010 public issuance	9,200,000	$45.75	$420,900	$403,921
December 2010 public issuance	11,500,000	43.75	503,125	482,448
2010 Dividend reinvestment plan issuances	1,957,364	43.95	86,034	86,034
2010 Equity shelf program issuances	431,082	44.94	19,371	19,013
2010 Option exercises	129,054	31.17	4,022	4,022

2010 Totals	23,217,500		$1,033,452	$995,438

Summary of dividend payments
The following is a summary of our dividend payments (dollars in thousands, except per share amounts):

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Per Share	Amount	Per Share	Amount	Per Share	Amount
Common Stock	$2.74000	$348,578	$2.72000	$311,760	$2.70000	$253,659
Series D Preferred Stock	1.96875	7,875	1.96875	7,875	1.96875	7,875
Series E Preferred Stock	1.12500	94	1.50000	112	1.50000	112
Series F Preferred Stock	1.90625	13,344	1.90625	13,344	1.90625	13,344
Series G Preferred Stock	1.40640	332	1.87500	748	1.87500	1,870

Totals		$370,223		$333,839		$276,860

Summary of accumulated other comprehensive income/(loss)
     The following is a summary of accumulated other comprehensive income/(loss) as of the dates indicated (in thousands):

	December 31, 2010	December 31, 2009
Unrecognized gains (losses) on cash flow hedges	$(9,969)	$(1,907)
Unrecognized gains (losses) on equity investments	(497)	(550)
Unrecognized actuarial gains (losses)	(633)	(434)

Totals	$(11,099)	$(2,891)

Summary of comprehensive income/(loss)
     The following is a summary of comprehensive income/(loss) for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009	2008
Unrecognized gains (losses) on cash flow hedges	$(8,063)	$(2,542)	$7,829
Unrecognized gains (losses) on equity investments	54	487	(846)
Unrecognized actuarial gains (losses)	(199)	277	(715)

Total other comprehensive income (loss)	(8,208)	(1,778)	6,268
Net income attributable to controlling interests	128,527	193,269	283,299

Comprehensive income attributable to controlling interests	120,319	191,491	289,567
Net and comprehensive income (loss) attributable to noncontrolling interests	357	(342)	126

Total comprehensive income	$120,676	$191,149	$289,693

Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Stock Incentive Plans (Tables) [Abstract]
Fair value of each option grant estimated on weighted-average assumptions:
     The fair value of each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following weighted-average assumptions:

	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008
Dividend yield(1)	6.28%	7.35%	6.47%
Expected volatility	34.08%	29.40%	20.50%
Risk-free interest rate	3.23%	2.33%	3.42%
Expected life (in years)	7.0	7.0	6.5
Weighted-average fair value(1)	$7.82	$4.38	$6.25

(1)	Certain options granted to employees in 2008 include dividend equivalent rights. The fair value of options with DERs also includes the net present value of projected future dividend payments over the expected life of the option discounted at the dividend yield rate.

Summary of stock options activity
     The following table summarizes information about stock option activity for the twelve months ended December 31, 2010:

	Year Ended
	December 31, 2010		December 31, 2009		December 31, 2008
	Number of	Weighted	Number of	Weighted	Number of	Weighted
	Shares	Average	Shares	Average	Shares	Average
Stock Options	(000’s)	Exercise Price	(000’s)	Exercise Price	(000’s)	Exercise Price
Options at beginning of year	1,062	$$37.71	817	$38.29	637	$35.54
Options granted	280	43.29	366	37.00	307	40.83
Options exercised	(129)	33.58	(96)	38.22	(119)	29.83
Options terminated	(6)	37.82	(25)	44.50	(8)	42.00

Options at end of period	1,207	$$39.45	1,062	$$37.71	817	$$38.29

Options exercisable at end of period	440	$37.76	388	$35.85	281	$33.94
Weighted average fair value of options granted during the period		$$7.82		$$4.38		$$6.25

Non-vested stock incentive awards
     The following table summarizes information about stock options outstanding at December 31, 2010:

	Options Outstanding			Options Exercisable
	Number	Weighted	Weighted Average	Number	Weighted	Weighted Average
	Outstanding	Average	Remaining	Exercisable	Average	Remaining
Range of Per Share Exercise Prices	(thousands)	Exercise Price	Contract Life	(thousands)	Exercise Price	Contract Life
$20- $30	31	$25.67	2.7	31	$25.67	2.7
$30- $40	575	36.70	7.5	264	36.38	5.9
$40+	601	42.80	8.8	145	42.90	7.6

Totals	1,207	$$39.45	8.0	440	$$37.76	6.2

Aggregate intrinsic value	$9,892,000			$4,344,000

Summary of stock options outstanding
     The following table summarizes information about non-vested stock incentive awards as of December 31, 2010 and changes for the twelve months ended December 31, 2010:

	Stock Options		Restricted Stock
	Number of	Weighted Average	Number of	Weighted Average
	Shares	Grant Date	Shares	Grant Date
	(000’s)	Fair Value	(000’s)	Fair Value
Non-vested at December 31, 2009	675	$5.44	405	$40.26
Vested	(181)	5.91	(232)	42.02
Granted	280	7.82	249	43.28
Terminated	(6)	7.06	(2)	38.07

Non-vested at December 31, 2010	768	$6.19	420	$41.09

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share
     The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2010	2009	2008
Numerator for basic and diluted earnings per share — net income attributable to common stockholders	$106,882	$171,190	$260,098

Denominator for basic earnings per share — weighted average shares	127,656	114,207	93,732
Effect of dilutive securities:
Employee stock options	125	—	82
Non-vested restricted shares	420	405	443
Convertible senior unsecured notes	7	—	52

Dilutive potential common shares	552	405	577

Denominator for diluted earnings per share — adjusted weighted average shares	128,208	114,612	94,309

Basic earnings per share	$0.84	$1.50	$2.77

Diluted earnings per share	$0.83	$1.49	$2.76

Disclosure about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Disclosure about Fair Value of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments
     The carrying amounts and estimated fair values of our financial instruments are as follows (in thousands):

	December 31, 2010		December 31, 2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
Mortgage loans receivable	$109,283	$111,255	$74,517	$74,765
Other real estate loans receivable	327,297	333,003	352,846	354,429
Available-for-sale equity investments	1,103	1,103	5,816	5,816
Cash and cash equivalents	131,570	131,570	35,476	35,476

Financial Liabilities:
Borrowings under unsecured lines of credit arrangements	$300,000	$300,000	$140,000	$140,000
Senior unsecured notes	3,034,949	3,267,638	1,653,027	1,762,129
Secured debt	1,125,906	1,178,081	620,995	623,266
Interest rate swap agreements	482	482	2,381	2,381

The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis

	Fair Value Measurements as of December 31, 2010
	Total	Level 1	Level 2	Level 3
Available-for-sale equity investments(1)	$1,103	$1,103	$—	$—
Assets held for sale(2)	23,441	—	23,441	—
Interest rate swap agreements(3)	(482)	—	(482)	—

Totals	$24,062	$1,103	$22,959	$—

(1)	Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.

(2)	Please see Note 5 for additional information.

(3)	Please see Note 11 for additional information.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments
     Summary information for the reportable segments during the years ended December 31, 2010, 2009 and 2008 is as follows (in thousands and includes amounts from discontinued operations):

						Property	Net	Real Estate
	Rental	Resident Fees	Interest	Other	Total	Operating	Operating	Depreciation/	Interest	Total
	Income	and Services	Income	Income	Revenues	Expenses	Income(1)	Amortization	Expense	Assets
Year Ended December 31, 2010
Senior housing and care(2)	$382,904	$51,006	$36,176	$3,386	$473,472	$32,621	$440,851	$126,717	$22,905	$5,837,312
Medical facilities(3)	220,506	—	4,679	985	226,170	53,844	172,326	75,826	24,926	3,389,441
Non-segment/Corporate	—	—	—	2,874	2,874	—	2,874	—	113,129	224,981

	$603,410	$51,006	$40,855	$7,245	$702,516	$86,465	$616,051	$202,543	$160,960	$9,451,734

Year Ended December 31, 2009
Senior housing and care(2)	$358,109	$—	$35,945	$5,309	$399,363	$—	$399,363	$101,300	$12,622	$4,135,065
Medical facilities	181,802	—	4,940	9,368	196,110	48,965	147,145	63,623	20,584	2,140,044
Non-segment/Corporate	—	—	—	1,170	1,170	—	1,170	—	76,566	92,077

	$539,911	$—	$40,885	$15,847	$596,643	$48,965	$547,678	$164,923	$109,772	$6,367,186

Year Ended December 31, 2008
Senior housing and care(2)	$345,053	$—	$35,143	$5,994	$386,190	$—	$386,190	$98,675	$7,176
Medical facilities	177,128	—	4,920	2,835	184,883	46,629	138,254	64,370	21,828
Non-segment/Corporate	—	—	—	1,692	1,692	—	1,692	—	112,055

	$522,181	$—	$40,063	$10,521	$572,765	$46,629	$526,136	$163,045	$141,059

(1)	Net operating income (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.

(2)	Includes senior housing triple-net and senior housing operating results.

(3)	Excludes income and expense amounts related to our life science buildings held in an unconsolidated joint venture. Please see Note 7 for additional information.

Income Taxes and Distributions (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes and Distributions (Tables) [Abstract]
Cash distributions paid to common stockholders, for federal income tax purposes
     Cash distributions paid to common stockholders, for federal income tax purposes, are as follows:

	Year Ended December 31,
	2010	2009	2008
Per Share:
Ordinary income	$0.7774	$1.9865	$1.6196
Return of capital	1.7408	0.4864	0.8904
Long-term capital gains	0.0190	—	—
1250 gains	0.2028	0.2471	0.1900

Totals	$2.7400	$2.7200	$2.7000

Retirement Arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Retirement Arrangements (Tables) [Abstract]
Reconciliation of changes in SERP's benefit obligations and statement of fund status
     The following tables provide a reconciliation of the changes in the SERP’s benefit obligations and a statement of the funded status for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009
Reconciliation of benefit obligation:
Obligation at January 1	$3,287	$3,109
Service cost	413	389
Interest cost	115	164
Actuarial (gain) loss	251	434
Benefit Payments	—	(29)
Curtailments	—	(780)

Obligation at December 31	$4,066	$3,287

	December 31,
	2010	2009
Funded status:
Funded status at December 31	$4,066	$(3,287)
Unrecognized (gain) loss	—	—

Prepaid (accrued) benefit cost	$4,066	$(3,287)

Components of net periodic benefit costs
     The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended
	December 31,
	2010	2009
Service cost	$413	$389
Interest cost	115	164
Curtailment income	—	(87)
Net actuarial (gain) loss	52	16

Net periodic benefit cost	$580	$482

Accumulated benefit in excess of plan assets
     The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2010	2009
Projected benefit obligation	$4,066	$3,287
Accumulated benefit obligation	2,938	2,956
Fair value of assets	n/a	n/a

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP
     The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2010	2009	2010	2009
Discount rate	3.50%	3.50%	3.50%	6.25%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Results of Operations (Tables) [Abstract]
Summary of Unaudited Quarterly Results of Operations
     The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2010 and 2009 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter
Revenues — as reported	$152,759	$163,131	$176,146	$202,456
Discontinued operations	(7,382)	(7,381)	(5,157)	(1,933)

Revenues — as adjusted(1)	$145,377	$155,750	$170,989	$200,523

Net income (loss) attributable to common stockholders	$25,812	$45,646	$(4,563)	$39,988

Net income (loss) attributable to common stockholders per share:
Basic	$0.21	$0.37	$(0.04)	$0.29
Diluted	0.21	0.37	(0.04)	0.29

	Year Ended December 31, 2009
	1st Quarter	2nd Quarter	3rd Quarter(3)	4th Quarter
Revenues — as reported	$144,328	$141,686	$145,098	$147,261
Discontinued operations	(12,837)	(10,009)	(9,994)	(7,829)

Revenues — as adjusted(1)	$131,491	$131,677	$135,104	$139,432

Net income attributable to common stockholders	$61,119	$59,240	$19,130	$31,700

Net income attributable to common stockholders per share:
Basic	$0.56	$0.53	$0.17	$0.26
Diluted	0.56	0.53	0.17	0.26

(1)	We have reclassified the income attributable to the properties sold subsequent to January 1, 2002 and attributable to the properties held for sale at Macrh 31, 2011 to discontinued operations. See Note 5.

(2)	The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ( $28,918,000) and transaction costs ( $18,835,000). Additionally, net income differs from amounts previously reported as it includes adjustments for additional expenses attributable to business combination purchase price adjustments that have been retroactively reflected ( $5,687,000).

(3)	The decreases in net income and amounts per share are primarily attributable to losses on extinguishment of debt ( $26,374,000).

Business (Details)	Dec. 31, 2010
Business (Textuals) [Abstract]
Number of properties in diversified portfolio	683
Number of states in diversified portfolio	41

Accounting Policies and Related Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized
2011	$ 48,613,000
2012	30,828,000
2013	14,194,000
2014	9,831,000
2015	8,618,000
Thereafter	96,851,000
Totals	208,935,000
Accounting Policies and Related Matters (Textuals) [Abstract]
Weighted-average amortization period in years	18.2	30
Capitalized interest costs	(20,792,000)	(41,170,000)	(25,029,000)
Amount of non-accrual loans receivable outstanding	$ 9,691,000	$ 67,126,000
Building [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	15
Estimated useful lives of buildings and improvements maximum	40
Building Improvements [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	5
Estimated useful lives of buildings and improvements maximum	15

Real Property Acquisitions and Development (Details) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Merrill Gardens Partnership [Member]	Dec. 31, 2010 Senior Star Partnership [Member]	Dec. 31, 2009 Senior Star Partnership [Member]	Dec. 31, 2010 Strategic Medical Office Partnership [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements			$ 64,050	$ 11,570		$ 10,240
Buildings and improvements			476,817	210,094		171,014
Acquired lease intangibles			45,036	18,721		41,519
Investment in unconcolidated joint venture						21,321
Goodwill						51,207
Other acquired intangibles						43,439
Cash and cash equivalents			4,777	3,756		3,873
Restricted cash			3,707	391		107
Receivables and other assets			13,459	940		5,390
Total assets acquired			607,846	245,472		348,110
Secured debt			234,431	70,736		61,664
Below market lease intangibles						4,189
Accrued expenses and other liabilities			3,316	3,533		26,848
Total liabilities assumed			237,747	74,269		92,701
Redeemable noncontrolling interests	4,553	0				4,533
Preferred stock						16,667
Capital in excess of par			41,423	2,218		2,721
Noncontrolling interests			79,775	27,902		6,295
Net assets acquired			248,901	141,083		225,173
Unaudited pro forma consolidated results of operations
Revenues				786,600	690,329
Income from continuing operations attributable to common stockholders				$ 55,056	$ 97,736
Income from continuing operations attributable to common stockholders per share:
Basic				$ 0.43	$ 0.86
Diluted				$ 0.43	$ 0.85

Real Property Acquisitions and Development (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Real property acquisitions:
Property acquisitions	$ 2,475,243		$ 67,673	$ 453,262
Less: Assumed debt	(559,508)
Assumed other items, net	(208,314)			(1,899)
Cash disbursed for acquisitions	1,707,421		67,673	451,363
Construction in progress additions:
Construction in progress additions	338,587		555,332	620,600
Less: Capitalized interest	(20,320)		(40,969)	(25,029)
Capitalized other				(119)
Accruals	(11,435)		(21,466)
Cash disbursed for construction in progress	306,832		492,897	595,452
Capital improvements to existing properties	59,923		38,389	25,561
Total cash invested in real property	2,074,176		598,959	1,072,376
Development projects:
Development projects	435,410		733,631	253,936
Expansion projects	3,216		4,288	40,954
Total construction in progress conversions	438,626		737,919	294,890
Future minimum lease payments receivable under operating leases
2011	610,295
2012	604,731
2013	591,676
2014	538,787
2015	526,783
Thereafter	3,403,370
Totals	6,275,642
Senior housing facilities [Member]
Development projects:
Development projects	273,034		505,137	190,044
Senior housing facilities [Member] | Senior Housing Triple Net [Member]
Development projects:
Development projects	273,034		505,137	190,044
Senior housing facilities [Member] | Medical Facilities [Member]
Development projects:
Development projects	0		0	0
Senior housing - operating [Member]
Real property acquisitions:
Property acquisitions	816,000
Senior housing - operating [Member] | Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	816,000
Senior housing - triple net [Member]
Real property acquisitions:
Property acquisitions	1,011,229	[1]		113,790	[1]
Construction in progress additions:
Construction in progress additions	85,993		310,310	419,622
Senior housing - triple net [Member] | Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	1,011,229	[1]		113,790	[1]
Construction in progress additions:
Construction in progress additions	85,993		310,310	419,622
Skilled nursing facilities [Member]
Real property acquisitions:
Property acquisitions	17,300		11,650	11,360
Construction in progress additions:
Construction in progress additions			23,262	29,429
Development projects:
Development projects	0		45,367	16,918
Skilled nursing facilities [Member] | Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	17,300		11,650	11,360
Construction in progress additions:
Construction in progress additions			23,262	29,429
Development projects:
Development projects	0		45,367	16,918
Skilled nursing facilities [Member] | Medical Facilities [Member]
Development projects:
Development projects	0		0	0
Hospitals [Member]
Real property acquisitions:
Property acquisitions			20,500	196,303
Construction in progress additions:
Construction in progress additions	123,033		113,907	77,642
Development projects:
Development projects	0		0	35,151
Hospitals [Member] | Senior Housing Triple Net [Member]
Development projects:
Development projects	0		0	0
Hospitals [Member] | Medical Facilities [Member]
Real property acquisitions:
Property acquisitions			20,500	196,303
Construction in progress additions:
Construction in progress additions	123,033		113,907	77,642
Development projects:
Development projects	96,829		0	35,151
Land parcels [Member]
Real property acquisitions:
Property acquisitions	4,300			10,000
Land parcels [Member] | Medical Facilities [Member]
Real property acquisitions:
Property acquisitions	4,300
Medical office buildings [Member]
Real property acquisitions:
Property acquisitions	626,414		35,523	121,809
Construction in progress additions:
Construction in progress additions	129,561		107,853	93,907
Development projects:
Development projects	65,547		183,127	11,823
Medical office buildings [Member] | Senior Housing Triple Net [Member]
Development projects:
Development projects	0		0	0
Medical office buildings [Member] | Medical Facilities [Member]
Real property acquisitions:
Property acquisitions	626,414		35,523	121,809
Construction in progress additions:
Construction in progress additions	129,561		107,853	93,907
Development projects:
Development projects	65,547		183,127	11,823
Senior Housing Triple Net [Member]
Real property acquisitions:
Property acquisitions	1,844,529		11,650	135,150
Less: Assumed debt	(389,253)
Assumed other items, net	(171,389)
Cash disbursed for acquisitions	1,283,887		11,650	135,150
Construction in progress additions:
Construction in progress additions	85,993		333,572	449,051
Less: Capitalized interest	(6,396)		(28,474)	(20,312)
Capitalized other				(119)
Cash disbursed for construction in progress	79,597		305,098	428,620
Capital improvements to existing properties	23,568		18,326	13,329
Total cash invested in real property	1,387,052		335,074	577,099
Development projects:
Development projects	273,034		550,504	206,962
Expansion projects	3,216		4,288	40,954
Total construction in progress conversions	276,250		554,792	247,916
Medical Facilities [Member]
Real property acquisitions:
Property acquisitions	630,714		56,023	318,112
Less: Assumed debt	(170,255)
Assumed other items, net	(36,925)			(1,899)
Cash disbursed for acquisitions	423,534		56,023	316,213
Construction in progress additions:
Construction in progress additions	252,594		221,760	171,549
Less: Capitalized interest	(13,294)		(12,495)	(4,717)
Accruals	(11,435)		(21,466)
Cash disbursed for construction in progress	227,235		187,799	166,832
Capital improvements to existing properties	36,355		20,063	12,232
Total cash invested in real property	7,124		263,885	495,277
Development projects:
Development projects	162,376		183,127	46,974
Expansion projects	0		0	0
Total construction in progress conversions	$ 162,376		$ 183,127	$ 46,974

[1]	Includes $ 612,598,000 acquistion of a portfolio of 19 senior housing facilities that closed in December 2010. The allocation of the purchase consideration is preliminary and subject to adjustment.

Real Property Acquisitions and Development (Details Textuals) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Merrill Gardens Partnership [Member]	Sep. 30, 2010 Merrill Gardens Partnership [Member]	Dec. 31, 2010 Senior Star Partnership [Member]	Dec. 31, 2010 Strategic Medical Office Partnership [Member]
Real Property Acquisitions and Development (Textuals) [Abstract]
Number of properties in portfolio				38	9	17
Percentage of interest owned by company in partnership			80.00%		90.00%
Percentage of interest owned by minority			20.00%		10.00%
Number of previous facilities under partnership owned by company			13		2
Number of facilities under partnership previous owned by company			25		7
Contribution by the company for the formation of the partnership			$ 254,885,000		$ 152,270,000	$ 225,173,000
Contribution of convertible preferred stock by the company for the formation of the partnership						16,667,000
Value of contribution of options by the company for the formation of the partnership						2,721,000
Value of notes payable contributed by the company for the formation of the partnership						8,333,000
weighted average useful life of the acquired intangibles (in years)	18.2	30	1.9		2.08	26.2
Interest rate on note payable						6.00%
Number of properties with controlling interest of the company						11
Number of properties accounted for under equity method with no controlling interest of company						6
Amount included in senior housing facilities for acquistion of a portfolio that are closed						612,598,000
Additional Real Property Acquisitions and Development (Textuals) [Abstract]
Amount of real property purchased previously been financed by Company with loans	23,097,000
joint venture contingent consideration arrangements range	$0 to $35,008,000
Probability amounts paid by the expiration date of the commitments	19,453,000
Remaining part not recognized	15,555,000
Amount settled in the Company's common stock if certain performance thresholds	$ 12,500,000
Term of the applicable lease agreement	One year and are cancelable by the resident with 30 days' notice.

Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets
Other Finite-Lived Intangible Assets, Gross	$ 258,079	$ 127,390
Accumulated amortization	(49,145)	(29,698)
Net book value	208,934	97,692
Weighted-average amortization period in years	18.2	30
Liabilities
Real estate intangible liabilities, Gross	62,281	27,045
Accumulated amortization	(15,992)	(10,478)
Net book value	46,289	16,567
Weighted-average amortization period in years	14	12.1
In place lease intangibles [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	182,030	74,198
Above market tenant leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	24,089	10,232
Below market ground leases [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	46,992	39,806
Lease commissions [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	4,968	3,154
Gross historical cost [Member]
Assets
Other Finite-Lived Intangible Assets, Gross	258,079	127,390
Below market tenant leases [Member]
Liabilities
Real estate intangible liabilities, Gross	57,261	22,961
Above market ground leases [Member]
Liabilities
Real estate intangible liabilities, Gross	$ 5,020	$ 4,084

Dispositions, Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Real property dispositions:
Property dispositions		$ 184,382	$ 186,713	$ 185,501
Add: Gain on sales of real property	26,184	36,115	43,394	163,933
Land America settlement				2,500
Extinguishment of other assets (liabilities)				(116)
Seller financing on sales of real property		(1,470)	(6,100)	(64,771)
Proceeds from sales of real property		219,027	224,007	287,047
Revenues:
Rental income		29,878	50,880	77,151
Other income			8,059
Expenses:
Interest expense		5,601	9,393	17,981
Property operating expenses		3,345	3,069	3,995
Provision for depreciation		10,593	19,365	30,078
Income (loss) from discontinued operations, net		10,339	27,112	25,097
Senior housing facilities [Member]
Real property dispositions:
Property dispositions		3,438	55,320	163,622
Senior housing facilities [Member] | Senior Housing Triple Net [Member]
Real property dispositions:
Property dispositions		3,438	55,320	163,622
Skilled nursing facilities [Member]
Real property dispositions:
Property dispositions		166,852	45,835	6,290
Skilled nursing facilities [Member] | Senior Housing Triple Net [Member]
Real property dispositions:
Property dispositions		166,852	45,835	6,290
Hospitals [Member]
Real property dispositions:
Property dispositions			40,841	8,735
Hospitals [Member] | Medical Facilities [Member]
Real property dispositions:
Property dispositions			40,841	8,735
Medical office buildings [Member]
Real property dispositions:
Property dispositions		14,092	44,717	6,781
Medical office buildings [Member] | Medical Facilities [Member]
Real property dispositions:
Property dispositions		14,092	44,717	6,781
Land parcels [Member]
Real property dispositions:
Property dispositions				73
Senior Housing Triple Net [Member]
Real property dispositions:
Property dispositions		170,290	101,155	169,985
Add: Gain on sales of real property		36,274	32,084	151,457
Land America settlement				2,500
Seller financing on sales of real property			(6,100)	(59,649)
Proceeds from sales of real property		206,564	133,239	264,293
Medical Facilities [Member]
Real property dispositions:
Property dispositions		14,092	85,558	15,516
Add: Gain on sales of real property		(159)	11,310	(12,476)
Extinguishment of other assets (liabilities)				(116)
Seller financing on sales of real property		(1,470)		(5,122)
Proceeds from sales of real property		$ 12,463	$ 90,768	$ 22,754

Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2009	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2011	Nov. 26, 2008
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Sale of senior housing triple-net facilities		14
Held for sale medical facility						1
Held for sale senior housing triple-net facilities						18
Housing triple-net facilities for net gains		$ 26,156,000,000
Impairment charge related to two of the held for sale		202,000,000
Impairment charge		202,000	947,000	25,223,000	32,648,000
Cash proceeds for sale			219,027,000	224,007,000	287,047,000
Sellers financing			1,470,000		59,649,000
Gain (loss) on sales of properties		26,184,000	36,115,000	43,394,000	163,933,000
Number of properties sold		14	38	36	38
Number of medical facilities related to impairment charge		2			15
Number of properties sold to Emeritus Corporation					29
Amount of Sale of properties to Emeritus Corporation					299,413,000
Total fund held in escrow					299,413,000
Escrow funds utiized					162,558,000
Amount held in two segregated escrow funds stayed by bankruptcy proceedings of LandAmerica 1031 Exchange Services, Inc.							136,855,000
Interest Returned to Company	918,000
Settlement payment to bankruptcy estate	2,000,000
Settlement proceeding expense				500,000
Emeritus Corporation [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Cash proceeds for sale					249,413,000
Sellers financing					50,000,000
Gain (loss) on sales of properties					145,646,000
Medical Facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge to reduce the carrying value					163,933,000
Number of real property facilities satisfying held for sale criteria		1	1
Impairment charge			947,000
Cash proceeds for sale			12,463,000	90,768,000	22,754,000
Sellers financing			1,470,000
Gain (loss) on sales of properties			$ (159,000)	$ 11,310,000	$ (12,476,000)
Number of facilities held for sale			7	8
Skilled nursing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of facilities held for sale				2
Senior housing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of real property facilities satisfying held for sale criteria		18	16

Real Estate Loans Receivable (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of real estate loans receivable
Real estate loans receivable	$ 436,580	$ 427,363
Advances on real estate loans receivable:
Investments in new loans	51,386	20,036	121,493
Draws on existing loans	47,349	54,381	21,265
Sub-total	98,735	74,417	142,758
Less: Seller financing on property sales	(1,470)		(59,649)
Net cash advances on real estate loans	97,265	74,417	83,109
Receipts on real estate loans receivable:
Loan payoffs	11,852	93,856	8,815
Principal payments on loans	31,643	17,923	9,354
Total receipts on real estate loans	43,495	111,779	18,169
Net advances (receipts) on real estate loans	53,770	(37,362)	64,940
Senior Housing Triple Net [Member]
Advances on real estate loans receivable:
Investments in new loans	9,742	20,036	121,493
Draws on existing loans	46,113	52,910	21,265
Sub-total	55,855	72,946	142,758
Less: Seller financing on property sales			(59,649)
Net cash advances on real estate loans	55,855	72,946	83,109
Receipts on real estate loans receivable:
Loan payoffs	5,619	61,659	8,815
Principal payments on loans	24,203	15,890	9,354
Total receipts on real estate loans	29,822	77,549	18,169
Net advances (receipts) on real estate loans	26,033	(4,603)	64,940
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	41,644
Draws on existing loans	1,236	1,471
Sub-total	42,880	1,471
Less: Seller financing on property sales	(1,470)
Net cash advances on real estate loans	41,410	1,471
Receipts on real estate loans receivable:
Loan payoffs	6,233	32,197
Principal payments on loans	7,440	2,033
Total receipts on real estate loans	13,673	34,230
Net advances (receipts) on real estate loans	27,737	(32,759)
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	109,283	74,517
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	$ 327,297	$ 352,846

Real Estate Loans Receivable (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of allowance for losses on loans receivable
Balance at beginning of year		$ 5,183,000	$ 7,500,000	$ 7,406,000
Provision for loan losses		29,684,000	23,261,000	94,000
Charge-offs		(33,591,000)	(25,578,000)
Balance at end of year		1,276,000	5,183,000	7,500,000
Summary of loan impairments
Balance of impaired loans at end of year		9,691,000	67,126,000	72,770,000
Allowance for loan losses		1,276,000	5,183,000	7,500,000
Balance of impaired loans not reserved		8,415,000	61,943,000	65,270,000
Average impaired loans for the year		38,409,000	69,948,000	36,785,000
Interest recognized on impaired loans		103,000	530,000	3,288,000
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses		29,684,000	23,261,000	94,000
Write-off of loans primarily related to certain early stage senior housing and CCRC development projects		33,591,000	25,578,000
Net reduction of the allowance balance used for offsetting		3,907,000
Amount of non-accrual loans receivable outstanding		9,691,000	67,126,000	72,770,000
Value of outstanding loan related to received title to a parcel of land and an equity interest	38,848,000
Allowance for loan losses relating to real estate		1,276,000	5,183,000	7,500,000
Loss limited to equity investment		$ 29,578,000

Investments in Unconsolidated Joint Ventures (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010	Feb. 22, 2010
Investments In Unconsolidated Joint Ventures (Textuals) [Abstract]
Interest in seven-building joint venture	49.00%
Number of building closed	1		6
Percentage of leased portion of the seven-building joint venture portfolio		100.00%
Number of grocery store, restaurants and retail in joint venture		1
Equity method investments		$ 196,413,000
Approximate share of non-recourse secured debt assumed by the joint venture		156,729,000
Weighted-average interest rates of non-recourse secured debt assumed by joint venture		7.10%
Unamortized investment in joint venture primarily attributable to real estate and related intangible assets		$ 15,141,000

Customer Concentration (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Concentration by investment: (1)
Number of Properties	683	[1]
Total Investment	$ 8,592,109	[1],[2]
Percent of Investment	100.00%	[1],[3]
Customer Concentration (Textuals) [Abstract]
Percentage total investments with top five customers			24.00%
Merrill Gardens LLC [Member]
Concentration by investment: (1)
Number of Properties	38	[1]
Total Investment	732,211	[1],[2]
Percent of Investment	9.00%	[1],[3]
Brandywine Senior Living, LLC [Member]
Concentration by investment: (1)
Number of Properties	19	[1]
Total Investment	612,598	[1],[2]
Percent of Investment	7.00%	[1],[3]
Senior Living Communities, LLC [Member]
Concentration by investment: (1)
Number of Properties	12	[1]
Total Investment	595,223	[1],[2]
Percent of Investment	7.00%	[1],[3]
Senior Star Living [Member]
Concentration by investment: (1)
Number of Properties	10	[1]
Total Investment	464,062	[1],[2]
Percent of Investment	5.00%	[1],[3]
Brookdale Senior Living, Inc. [Member]
Concentration by investment: (1)
Number of Properties	86	[1]
Total Investment	334,946	[1],[2]
Percent of Investment	4.00%	[1],[3]
Remaining Portfolio [Member]
Concentration by investment: (1)
Number of Properties	518	[1]
Total Investment	$ 5,853,069	[1],[2]
Percent of Investment	68.00%	[1],[3]

[1]	All of our top five customers are in our senior housing triple-net segment, except Merrill Gardens and Senior Star which are in our senior housing operating segment.
[2]	Excludes our share of unconsolidated joint venture investments. Please see Note 7 for additional information.
[3]	Investments with our top five customers comprised 24% of total investments at December 31, 2009.

Borrowings Under Line of Credit Arrangement and Related Items (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 24, 2011
Aggregate borrowings under the unsecured line of credit arrangement
Borrowings under unsecured line of credit arrangement	$ 300,000,000	$ 140,000,000	$ 570,000,000
Maximum amount outstanding at any month end	560,000,000	559,000,000	744,000,000
Average amount outstanding (total of daily principal balances divided by days in period)	268,762,000	241,463,000	500,561,000
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.48%	1.92%	3.77%
Borrowings Under Line of Credit Arrangement and Related Items (Textuals) [Abstract]
Unsecured line of credit	1,150,000,000			1,150,000,000
Number of banks in consortium	16
Maximum Interest payable period in months	no longer than three months
Libor Rate	0.87%
Applicable margin Over LIBOR, based on certain debt ratings	0.60%
Facility Fee as Percentage of commitment fee	0.15%
Annual agent's fee	$ 50,000			$ 1,725,000

Senior Unsecured Notes and Secured Debt (Details) (USD $)	12 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Senior Unsecured Notes [Member]		Dec. 31, 2010 Secured Debt [Member]		Jun. 30, 2010 Secured Debt [Member]	Mar. 31, 2009 Senior Unsecured Convertible Notes One [Member]	Dec. 31, 2006 Senior Unsecured Convertible Notes One [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes One [Member]	Dec. 31, 2009 Senior Unsecured Convertible Notes One [Member]	Jul. 31, 2007 Senior Unsecured Convertible Notes Two [Member]	Mar. 31, 2009 Senior Unsecured Convertible Notes Two [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes Two [Member]	Dec. 31, 2010 Senior Unsecured Convertible Notes Two [Member]	Dec. 31, 2010 Senior Unsecured Convertible Notes Three [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes Three [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes Four [Member]	Sep. 30, 2010 Senior unsecured convertible notes due 2017 [Member]	Dec. 31, 2010 Senior unsecured convertible notes due 2021 [Member]	Dec. 31, 2010 First mortgage loans [Member]	Dec. 31, 2009 First mortgage loans [Member]	Dec. 31, 2008 First mortgage loans [Member]	Dec. 31, 2010 Loans Secured By Medical Office Buildings [Member]	Dec. 31, 2010 Loans Secured By Senior Housing Facilities [Member]
Principal payments due on debt obligations
2011	$ 24,048,000			$ 0	[1]	$ 24,048,000	[1]
2012	168,832,000			76,853,000	[1]	91,979,000	[1]
2013	385,508,000			300,000,000	[1]	85,508,000	[1]
2014	188,009,000			0	[1]	188,009,000	[1]
2015	400,311,000			250,000,000		150,311,000
Thereafter	3,031,937,000			2,438,077,000	[1]	593,860,000	[1]
Totals	4,198,645,000			3,064,930,000	[1]	1,133,715,000	[1]
Senior Unsecured Notes and Secured Debt (Textuals) [Abstract]
Senior unsecured notes	3,034,949,000	1,653,027,000		3,034,949,000
Notes, annual stated interest rates, Minimum				0.03		0.031
Notes, annual stated interest rates, Maximum				0.08		0.0874
Par value of senior debt				3,064,930,000				1,133,715,000		345,000,000
Senior unsecured convertible notes issued												183,147,000	400,000,000				494,403,000		450,000,000	450,000,000	450,000,000
Senior unsecured convertible notes, interest rate										4.75%		7.82%	4.75%				3.00%		6.13%	4.70%	4.95%
Proceeds from issuance of senior unsecured convertible notes	1,821,683,000									337,517,000			388,943,000				486,084,000		446,328,000	445,768,000	443,502,000
Conversion rate of senior unsecured convertible notes										20.8833 shares per $1,000 principal amount of notes			20.0000 shares per $1,000 principal amount of notes				19.5064 shares per $1,000 principal amount of notes
Conversion price of senior unsecured convertible notes										47.89			50				51.27
Cash Purchase Price for all or portion of senior unsecured convertible										100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest			100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest				100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest
Senior unsecured convertible notes extinguished		81,715,000	50,475,000						5,000,000		214,412,000			5,000,000	226,914,000							194,493,000
First mortgage loans, Recognized Loss	(34,171,000)	(25,107,000)	2,094,000						446,000		8,837,000	19,269,000		594,000	16,235,000							9,099,000	5,838,000	2,094,000
Equity component of convertible debt, reacquire	(9,689,000)										18,552,000				21,062,000
Notes outstanding											125,588,000					168,086,000
Reacquired equity component of senior unsecured convertible notes																		29,925,000
Carrying values of properties securing the debt	2,054,820,000
Assumed first mortgage loans secured																									$ 157,156,000	$ 564,657,000
Number of medical office buildings	15
Number of properties secured by mortgages	60
Number of debt instruments extinguished	20
First mortgage loans assumed		7.21%	6.67%																			6.07%			5.45%	6.06%

[1]	Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.

Derivative Instruments (Details) (USD $)	12 Months Ended					12 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 28, 2009	Sep. 30, 2004	Dec. 31, 2010 Other Liabilities [Member]	Dec. 31, 2009 Other Liabilities [Member]	Dec. 31, 2010 Realized Loss [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2009 Realized Loss [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2008 Realized Loss [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2010 Interest Expense [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2008 Interest Expense [Member] Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2009 Interest Expense [Member] Cash Flow Hedging [Member]	Sep. 28, 2009 Interest Rate Swap [Member]	Sep. 30, 2004 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2009 Interest Rate Swap [Member] Cash Flow Hedging [Member]	Dec. 31, 2008 Interest Rate Swap [Member] Cash Flow Hedging [Member]	Sep. 30, 2010 August 2009 Swap [Member]	Sep. 30, 2010 September 2009 Swap [Member]
Fair value of derivative instruments
Cash flow hedge interest rate swaps				$ 482,000	$ 2,381,000
Impact of derivative instruments on the statement of operations and OCI
Gain (loss) on interest rate swap recognized in OCI (effective portion)														(10,307,000)	(3,513,000)	7,669,000
Gain (loss) reclassified from AOCI into income (effective portion)									(2,244,000)	(160,000)	(971,000)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)						0	0	(23,393,000)
Derivative Instruments (Textuals) [Abstract]
Hedging losses included in accumulated other comprehensive income	1,643,000
Notional amount of interest rate swap	12,650,000											48,155,000	52,198,000
Term of interest payments Hedged	7 Years
Cash payment for termination interest rate swap																	6,645,000	4,365,000
Interest Rate swap Effective Date												Sep 30, 2009	Aug 12, 2009
Interest Rate swap maturity Date												Oct 1, 2016	Sep 1, 2016
Amount of long-term debt to be offset by Interest rate Cash Flow Hedge	$ 12,650,000	$ 48,155,000	$ 52,198,000
Fixed rate of swap	0.055											0.032675	0.0393

Commitments and Contingencies (Details) (USD $) In Thousands	Dec. 31, 2010
Future minimum lease payments due under operating and capital leases
Operating Leases 2011	$ 5,380
Capital Leases 2011	604
Operating Leases 2012	5,454
Capital Leases 2012	622
Operating Leases 2013	5,158
Capital Leases 2013	640
Operating Leases 2014	5,181
Capital Leases 2014	660
Operating Leases 2015	5,189
Capital Leases 2015	8,425
Operating Leases Thereafter	203,827
Capital Leases Thereafter	0
Operating Lease Total	230,189
Capital Leases Total	$ 10,951

Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments and Contingencies (Textuals) [Abstract]
Outstanding construction financings for leased properties	$ 356,793,000
Additional financing to complete construction	268,055,000
Total contingent purchase obligations	33,613,000
Operating lease obligations relating to certain ground leases	230,189,000
Rental expense relating to company office space	1,280,000	1,138,000	1,452,000
Aggregate future minimum rentals to be received	32,329,000
Conditions for treating a lease as as capital lease	A lease is classified as a capital lease if it provides for transfer of ownership of the leased asset at the end of the lease term, contains a bargain purchase option, has a lease term greater than 75% of the economic life of the leased asset, or if the net present value of the future minimum lease payments are in excess of 90% of the fair value of the leased asset. One lease related to a senior housing facility contains a bargain purchase option and has been classified as a capital lease
Liability and property insurance [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	1
Maturity date of outstanding letters of credit	2013
Outstanding letters of credit	1,000,000
Workers compensation insurance [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	2
Maturity date of outstanding letters of credit	2013
Outstanding letters of credit	4,200,000
Completion and Installation of Certain Public Improvements [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	1
Maturity date of outstanding letters of credit	November 2011
Outstanding letters of credit	67,932
Letter of credit Related To Wisconsin [Member]
Commitments and Contingencies (Textuals) [Abstract]
Number of outstanding letters of credit	1
Maturity date of outstanding letters of credit	41548
Outstanding letters of credit	$ 215,000

Stockholder's Equity (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of dividend payments
Dividends declared and paid per common share	$ 2.74	$ 2.72	$ 2.7
Common stock cash dividends	$ 348,578	$ 311,760	$ 253,659
Total dividend paid	370,223	333,839	276,860
Series D Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.96875	$ 1.96875	$ 1.96875
Preferred stock cash dividends	7,875	7,875	7,875
Series E Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.125	$ 1.5	$ 1.5
Preferred stock cash dividends	94	112	112
Series F Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.90625	$ 1.90625	$ 1.90625
Preferred stock cash dividends	13,344	13,344	13,344
Series G Preferred Stock [Member]
Summary of dividend payments
Dividends declared and paid per Preferred share	$ 1.4064	$ 1.875	$ 1.875
Preferred stock cash dividends	$ 332	$ 748	$ 1,870

Stockholder's Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	1,957,364	1,499,497	1,546,074
Dividend reinvestment plan issuances, Average Price	$ 43.95	$ 37.22	$ 43.37
Dividend reinvestment plan issuances, Gross Proceeds	86,034,000	55,818,000	67,055,000
Dividend reinvestment plan issuances, Net Proceeds	86,034,000	55,818,000	67,055,000
Equity shelf program issuances, Shares Issued	431,082	1,952,600	794,221
Equity shelf program issuances, Average Price	44.94	40.69	39.28
Equity shelf program issuances, Gross Proceeds	19,371,000	79,447,000	31,196,000
Equity shelf program issuances, Net Proceeds	19,013,000	77,605,000	30,272,000
Option exercises, Shares	129,054	96,166	118,895
Option exercises, Average Price	31.17	38.23	29.83
Option exercises, Gross Proceeds	4,022,000	3,676,000	3,547,000
Option exercises, Net Proceeds	4,022,000	3,676,000	3,547,000
Issuance of Common Stock, Shares	23,217,500	18,565,133	18,109,190
Gross Proceeds From Issuance Of Common Stock	1,033,452,000	724,973,000	817,218,000
Net proceeds from the issuance of common stock	995,438,000	704,533,000	782,285,000
March 2008 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued			3,000,000
Public issuance, Average Price			41.44
Public issuance, Gross Proceeds			124,320,000
Net proceeds from the issuance of common stock			118,555,000
July 2008 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued			4,600,000
Public issuance, Average Price			44.5
Public issuance, Gross Proceeds			204,700,000
Net proceeds from the issuance of common stock			193,157,000
September 2008 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued			8,050,000
Public issuance, Average Price			48
Public issuance, Gross Proceeds			386,400,000
Net proceeds from the issuance of common stock			369,699,000
February 2009 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued		5,816,870
Public issuance, Average Price		36.85
Public issuance, Gross Proceeds		214,352,000
Public issuance, Net Proceeds		210,880,000
September 2009 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued		9,200,000
Public issuance, Average Price		40.4
Public issuance, Gross Proceeds		371,680,000
Public issuance, Net Proceeds		356,554,000
September 2010 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued	9,200,000
Public issuance, Average Price	45.75
Public issuance, Gross Proceeds	420,900,000
Public issuance, Net Proceeds	403,921,000
December 2010 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued	11,500,000
Public issuance, Average Price	43.75
Public issuance, Gross Proceeds	503,125,000
Public issuance, Net Proceeds	$ 482,448,000

Stockholder's Equity (Details 2)	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	11,349,854	11,474,093
Outstanding shares	11,349,854	11,474,093
Common Stock, $1.00 par value:
Authorized shares	225,000,000	225,000,000
Issued shares	147,381,191	123,583,242
Outstanding shares	147,097,381	123,385,317

Stockholder's Equity (Details 3) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Summary of accumulated other comprehensive income/(loss)
Unrecognized gains (losses) on cash flow hedges	$ (9,969)	$ (1,907)
Unrecognized gains (losses) on equity investments	(497)	(550)
Unrecognized actuarial gains (losses)	(633)	(434)
Totals	$ (11,099)	$ (2,891)

Stockholder's Equity (Details 4) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of comprehensive income/(loss)
Unrecognized losses on cash flow hedges	$ (8,063)	$ (2,542)	$ 7,829
Unrecognized gains (losses) on equity investments	54	487	(846)
Unrecognized actuarial gains (losses)	(199)	277	(715)
Total other comprehensive income	(8,208)	(1,778)	6,268
Net income attributable to controlling interests	128,527	193,269	283,299
Comprehensive income attributable to controlling interests	120,319	191,491	289,567
Net and comprehensive income attributable to noncontrolling interests	357	(342)	126
Total comprehensive income	$ 120,676	$ 191,149	$ 289,693

Stockholder's Equity (Details Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2003 Series D Preferred Stock [Member]	Sep. 30, 2010 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Sep. 30, 2004 Series F Preferred Stock [Member]	Feb. 25, 2011 Series F Preferred Stock [Member]	Sep. 30, 2010 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Dec. 31, 2008 Series G Preferred Stock [Member]	Sep. 30, 2010 Series H Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Dec. 31, 2010 Other Equity	Dec. 31, 2009 Other Equity	Dec. 31, 2008 Other Equity
Stockholders Equity (Textuals) [Abstract]
Preferred Stock, per share	$ 1	$ 1
Common stock, per share	$ 1	$ 1
Cumulative Convertible Preferred Stock, Converted Into common Stock						349,854			394,200	41,600	1,362,887	74,380
Common stock issued on conversion of preferred stock					56,935				282,078	29,771	975,397
Cumulative Convertible Preferred Stock, Outstanding	11,349,854	11,474,093				0			5,513	399,713	441,313
Other equity	$ 1,634	$ 1,629	$ 1,503											$ 1,634	$ 1,629	$ 1,503
Liquidation value per preferred share				$ 25				$ 25					$ 25
Preferred stock dividend percentage				7.88%			7.63%						6.00%
Shares issued through public offering				4,000,000			7,000,000

Stock Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Fair value of each option grant estimated on weighted-average assumptions:
Dividend yield(1)	6.28%	[1]	7.35%	[1]	6.47%	[1]
Expected volatility	34.08%		29.40%		20.50%
Risk-free interest rate	3.23%		2.33%		3.42%
Expected life (in years)	7		7		6.5
Weighted-average fair value(1)	$ 7.82	[1]	$ 4.38	[1]	$ 6.25	[1]

[1]	Certain options granted to employees in 2008 include dividend equivalent right. The fair value of options with DERs also includes the net present value of projected future dividend payments over the expected life of the option discounted at the dividend yield rate.

Stock Incentive Plans (Details 1) (USD $) Share data in Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of stock options activity
Stock options shares at beginning of year	1,062	817	637
Stock option, Weighted Average Exercise Price Beginning balance	$ 37.71	$ 38.29	$ 35.54
Options granted, number of shares	280	366	307
Option granted, Weighted Average Exercise Price	$ 43.29	$ 37	$ 40.83
Options exercised, number of shares	(129)	(96)	(119)
Option exercised, Weighted Average Exercise Price	33.58	38.22	29.83
Options terminated, number of shares	(6)	(25)	(8)
Option terminated, Weighted Average Exercise Price	37.82	44.5	42
Stock options shares at End of year	1,207	1,062	817
Stock option, Weighted Average Exercise Price Ending balance	$ 39.45	$ 37.71	$ 38.29
Options exercisable at end of period, Aggregate Intrinsic Value	$ 9,892,000
Options exercisable at end of period, Number of Shares	440	388	281
Options exercisable at end of period Weighted Average Exercise Price	$ 37.76	$ 35.85	$ 33.94
Weighted average fair value of options granted during the period, Weighted Average Exercise Price	$ 7.82	$ 4.38	$ 6.25

Stock Incentive Plans (Details 2) (USD $) Share data in Thousands, except Per Share data	12 Months Ended
Dec. 31, 2010
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	675
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 5.44
Vested, shares	(181)
Vested, Weighted Average Grant Date Fair Value	5.91
Granted, shares	280
Granted, Weighted Average Grant Date Fair Value	$ 7.82
Terminated, shares	(6)
Terminated, Weighted Average Grant Date Fair Value	$ 7.06
Ending Balance, Non-vested, shares	768
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	6.19
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	405
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	40.26
Vested, shares	(232)
Vested, Weighted Average Grant Date Fair Value	42.02
Granted, shares	249
Granted, Weighted Average Grant Date Fair Value	$ 43.28
Terminated, shares	(2)
Terminated, Weighted Average Grant Date Fair Value	$ 38.07
Ending Balance, Non-vested, shares	420
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 41.09

Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,207
Options Outstanding, Weighted Average Exercise Price	$ 39.45
Options Outstanding, Weighted Average Remaining Contract Life	8
Options Exercisable, Number Exercisable	440
Options Exercisable, Weighted Average Exercise Price	$ 37.76
Options Exercisable,Weighted Average Remaining Contract Life	6.2
Options Outstanding, Aggregate Intrinsic Value	$ 9,892,000
Options Exercisable, Aggregate Intrinsic Value	$ 4,344,000
$20- $30 [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$20- $30
Options Outstanding, Number Outstanding	31
Options Outstanding, Weighted Average Exercise Price	$ 25.67
Options Outstanding, Weighted Average Remaining Contract Life	2.7
Options Exercisable, Number Exercisable	31
Options Exercisable, Weighted Average Exercise Price	$ 25.67
Options Exercisable,Weighted Average Remaining Contract Life	2.7
$30- $40 [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30- $40
Options Outstanding, Number Outstanding	575
Options Outstanding, Weighted Average Exercise Price	$ 36.7
Options Outstanding, Weighted Average Remaining Contract Life	7.5
Options Exercisable, Number Exercisable	264
Options Exercisable, Weighted Average Exercise Price	$ 36.38
Options Exercisable,Weighted Average Remaining Contract Life	5.9
$40+ [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40+
Options Outstanding, Number Outstanding	601
Options Outstanding, Weighted Average Exercise Price	$ 42.8
Options Outstanding, Weighted Average Remaining Contract Life	8.8
Options Exercisable, Number Exercisable	145
Options Exercisable, Weighted Average Exercise Price	$ 42.9
Options Exercisable,Weighted Average Remaining Contract Life	7.6

Stock Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Incentive Plans (Textuals) [Abstract]
Aggregate intrinsic value of options exercised under stock incentive plans	$ 1,798,000	$ 737,000	$ 2,042,000
Cash received from option exercises under stock incentive plans	4,022,000	3,676,000	3,547,000
Total Compenation cost	118,823,000	9,633,000	8,530,000
2005 Stock Incentive Plan [Member]
Stock Incentive Plans (Textuals) [Abstract]
Number of common stock authorized for Long-Term Incentive Plan	6,200,000
Stock Options [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	2,395,000
Expected recognized period	4
Restricted Stock [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	$ 8,010,000
Expected recognized period	3
Employee Stock Option [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Ten years
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Ten years
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Director [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Three Years
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Officer [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Five Years

Earnings Per Share [Details] (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 39,988	$ (4,563)	$ 45,646	$ 25,812	$ 31,700	$ 19,130	$ 59,240	$ 61,119	$ 106,882		$ 171,190		$ 260,098
Basic									127,656,000		114,207,000		93,732,000
Effect of dilutive securities:
Employee stock options									125,000				82,000
Non-vested restricted shares									420,000		405,000		443,000
Convertible senior unsecured notes									7,000				52,000
Dilutive potential common shares									552,000		405,000		577,000
Diluted									128,208,000		114,612,000		94,309,000
Basic earnings per share	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.84	[1]	$ 1.5	[1]	$ 2.77	[1]
Diluted earnings per share	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.83	[1]	$ 1.49	[1]	$ 2.76	[1]
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share									280,000		351,000		0

[1]	Amounts may not sum due to rounding

Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financial Assets:
Loans receivable, Carrying Amount	$ 436,580		$ 427,363
Available-for-sale equity investments, Carrying Amount	1,103		5,816
Available-for-sale equity investments, Fair Value	1,103		5,816
Cash and cash equivalents, Carrying Amount	131,570		35,476	23,370	30,269
Cash and cash equivalents	131,570		35,476
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	300,000		140,000	570,000
Borrowings under unsecured lines of credit arrangements, Fair Value	300,000		140,000
Senior unsecured notes, Carrying Amount	3,034,949		1,653,027
Senior unsecured notes, Fair Value	3,267,638		1,762,129
Secured debt, Carrying Amount	1,125,906		620,995
Secured debt, Fair Value	1,178,081		623,266
Interest rate swap agreements, Carrying Amount	(482)	[1]	2,381
Interest rate swap agreements, Fair Value	(482)		2,381
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	109,283		74,517
Loans receivable, Fair value	111,255		74,765
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	327,297		352,846
Loans receivable, Fair value	$ 333,003		$ 354,429

[1]	Please see Note 11 for additional information.

Disclosure about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 1,103	[1]
Interest rate swap agreements	23,441	[2]
Interest rate swap agreements	(482)	[3]	2,381
Totals	24,062
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	1,103	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements	0	[3]
Totals	1,103
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	23,441	[2]
Interest rate swap agreements	(482)	[3]
Totals	22,959
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0	[1]
Interest rate swap agreements	0	[2]
Interest rate swap agreements	0	[3]
Totals	$ 0

[1]	Unrealized gains or losses on equity investments are recorded in accumulated other comprehensive income (loss) at each measurement date.
[2]	Please see Note 5 for additional information
[3]	Please see Note 11 for additional information.

Segment Reporting (Details) (USD $) In Thousands	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Mar. 31, 2011 Senior Housing Triple Net [Member]	Dec. 31, 2010 Senior Housing Triple Net [Member]		Dec. 31, 2009 Senior Housing Triple Net [Member]		Dec. 31, 2008 Senior Housing Triple Net [Member]		Dec. 31, 2010 Medical Facilities [Member]	Dec. 31, 2009 Medical Facilities [Member]		Dec. 31, 2008 Medical Facilities [Member]		Dec. 31, 2010 Non-segment/Corporate [Member]	Dec. 31, 2009 Non-segment/Corporate [Member]		Dec. 31, 2008 Non-segment/Corporate [Member]
Summary of information for reportable segments
Rental Income	$ 603,410		$ 539,911	[1]	$ 522,181	[1]		$ 382,904		$ 358,109	[1]	$ 345,053	[1]	$ 220,506	$ 181,802	[1]	$ 177,128	[1]	$ 0	$ 0		$ 0
Resident fees and services	51,006		0		0			51,006		0		0		0	0		0		0	0		0
Interest income	40,855		40,885		40,063			36,176		35,945		35,143		4,679	4,940		4,920		0	0		0
Other income	7,245		7,788		10,521			3,386		5,309		5,994		985	9,368		2,835		2,874	1,170		1,692
Total Revenues	702,516		596,643	[1]	572,765	[1]		473,472		399,363	[1]	386,190	[1]	226,170	196,110	[1]	184,883	[1]	2,874	1,170	[1]	1,692	[1]
Property Operating Expenses	86,465		48,965	[1]	46,629	[1]		32,621		0		0		53,844	48,965	[1]	46,629	[1]	0	0		0
Net Operating Income	616,051	[1]	547,678		526,136			440,851		399,363		386,190		172,326	147,145		138,254		2,874	1,170		1,692
Real Estate Depreciation/Amortization	202,543		164,923	[1]	163,045	[1]	126,717			101,300	[1]	98,675	[1]	75,826	63,623	[1]	64,370	[1]	0	0		0
Interest Expense	160,960		109,772	[1]	141,059	[1]		22,905		12,622	[1]	7,176	[1]	24,926	20,584	[1]	21,828	[1]	113,129	76,566	[1]	112,055	[1]
Total assets	$ 9,451,734		$ 6,367,186					$ 5,837,312	[1]	$ 4,135,065				$ 3,389,441	$ 2,140,044				$ 224,981	$ 92,077

[1]

Segment Reporting (Details Textuals) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended						3 Months Ended
	Jun. 30, 2010	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Mar. 31, 2011 Senior housing operating segment [Member]
Additional Segment Reporting (Textuals)
Resident fees and services		$ 51,006		$ 0		$ 0		$ 51,006
Property Operating Expenses		86,465		48,965	[1]	46,629	[1]	32,621
Net Operating Income		616,051	[1]	547,678		526,136		18,385
Real Estate Depreciation/Amortization		202,543		164,923	[1]	163,045	[1]	15,405
Interest Expense		160,960		109,772	[1]	141,059	[1]	6,321
Total assets		$ 9,451,734		$ 6,367,186				$ 1,080,416
Segment Reporting (Textuals)
Number of Reportable Business Segment	3

[1]

Income Taxes and Distributions (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share
Ordinary income	$ 0.7774	$ 1.9865	$ 1.6196
Return of capital	$ 1.7408	$ 0.4864	$ 0.8904
Long- term capital gain	$ 0.019	$ 0	$ 0
1250 gains	$ 0.2028	$ 0.2471	$ 0.19
Totals	$ 2.74	$ 2.72	$ 2.7
Income Taxes and Distributions (Textuals) [Abstract]
Percentage of taxable income to be distributed to stockholders for federal tax purposes		90.00%
Percentage of capital gains on taxable income distributed to stockholders		100.00%
Percentage of federal excise tax on real estate investment trusts that do not distribute income		4.00%
Carryforwards expiration date	from 2011 through 2030
Domestic Country [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	$ 19,812,000
State and Local Jurisdiction [Member]
Additional Income Taxes and Distributions (Textuals) [Abstract]
Tax losses available for carryforward	$ 17,137,000

Retirement Arrangement (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of benefit obligation:
Obligation at January 1	$ 3,287,000	$ 3,109,000
Service cost	413,000	389,000
Interest cost	115,000	164,000
Actuarial (gain) loss	251,000	434,000
Benefit payments		(29,000)
Curtailments		(780,000)
Obligation at December 31	4,066,000	3,287,000	3,109,000
Funded status:
Funded status at December 31	(4,066,000)	(3,287,000)
Unrecognized (gain)/loss	0	0
Prepaid/(accrued) benefit cost	4,066,000	(3,287,000)
Components of net periodic benefit costs
Service cost	413,000	389,000
Interest cost	115,000	164,000
Curtailment income		(87,000)
Net actuarial (gain) loss	52,000	16,000
Net periodic benefit cost	580,000	482,000
Accumulated benefit in excess of plan assets
Projected benefit obligation	4,066,000	3,287,000
Accumulated benefit obligation	2,938,000	2,956,000
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP
Discount rate benefit obligations	3.50%	3.50%
Rate of compensation increase benefit obligations	4.50%	4.50%
Discount rate net periodic benefit cost	3.50%	6.25%
Rate of compensation increase net periodic benefit cost	4.50%	4.50%
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	1,341,000	1,201,000	1,013,000
Expected benefit payments under SERP for next five fiscal years	1,500,000
Expected benefit payments under SERP after succeeding five fiscal years	2,367,000
Expected Benefit Payments Under SERP Thereafter	2,410,000
Accrued liability for SERP	$ 4,066,000	$ 3,287,000	$ 3,109,000

Quarterly Results of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted									$ 672,638,000		$ 537,704,000		$ 495,614,000
Net income (loss) attributable to common stockholders	39,988,000	(4,563,000)	45,646,000	25,812,000	31,700,000	19,130,000	59,240,000	61,119,000	106,882,000		171,190,000		260,098,000
Net income (loss) attributable to common stockholders per share:
Basic	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.84	[1]	$ 1.5	[1]	$ 2.77	[1]
Diluted	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.83	[1]	$ 1.49	[1]	$ 2.76	[1]
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income amounts and per share attributable to losses on extinguishment of debt											(26,374,000)
Decreases in net income and amounts per share are primarily attributable to Provisions for loan losses		(28,918,000)							29,684,000		23,261,000		94,000
Decreases in net income and amounts per share are primarily attributable to transaction costs		(18,835,000)							46,660,000
Additional expenses attributable to business combination purchase price adjustments		(5,687,000)
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	202,456,000	176,146,000	163,131,000	152,759,000	147,261,000	145,098,000	141,686,000	144,328,000
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(1,933,000)	(5,157,000)	(7,381,000)	(7,382,000)	(7,829,000)	(9,994,000)	(10,009,000)	(12,837,000)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 200,523,000	$ 170,989,000	$ 155,750,000	$ 145,377,000	$ 139,432,000	$ 135,104,000	$ 131,677,000	$ 131,491,000

[1]	Amounts may not sum due to rounding

Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 15, 2011	Jan. 24, 2011
Subsequent Events (Textuals) [Abstract]
Unsecured line of credit	$ 1,150,000,000		$ 1,150,000,000
Extension fee to extend revolving line of credit	50,000		1,725,000
Amount of Definitive Agreements Partnership with Benchmark Senior Living		$ 890,000,000
Number of senior housing communities		34
Investment is structured as a RIDEA partnership owned	95% by us and and 5% by Benchmark

Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2010 Assets Held-for-sale [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Cedar Hill, TX [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Chicago, IL [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Duncan, OK [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Desoto, TX [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Edmond, OK [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Enid, OK [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Houston, TX [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Houston, TX 1 [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Midwest City, OK 2 [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Oklahoma City, OK [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Oklahoma City, OK 1 [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Oklahoma City, OK 3 [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Palestine, TX [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Ponca City, OK [Member]	Dec. 31, 2010 Assets Held-for-sale [Member] Waxahachie, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Aboite Twp, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Agawam, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Akron, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Akron, OH 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Albertville, AL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Albuquerque, NM [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Alexandria, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Alliance, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Amarillo, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Amelia Island, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ames, IA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Anderson, SC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Apple Valley, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Arcadia, LA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Asheboro, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Asheville, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Asheville, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Atlanta, GA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Atlanta, GA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Auburndale, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Aurora, CO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Aurora, CO 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Austin, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Austin, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Avon, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Azusa, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Baltic, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bartlesville, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Baytown, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Baytown, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Beachwood, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Beattyville, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bellevue, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bellingham, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bethel Park, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Boise, ID [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Boonville, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Boynton Beach, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bradenton, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Braintree, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Brandon, MS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bremerton, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bremerton, WA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Brick, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Brick, NJ (1) [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bridgewater, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bridgewater, NJ 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Brighton, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Broadview Heights, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Bunnell, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Burlington, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Burlington, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Butler, AL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Butte, MT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Byrdstown, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Canton, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Canton, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Cape Coral, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Carmel, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Cary, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Chapel Hill, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Chelmsford, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Chickasha, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Cincinnati, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Citrus Heights, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Claremore, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Clarksville, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Clearwater, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Clearwater, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Cleburne, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Cleveland, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Coeur d' Alene, ID [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Colorado Springs, CO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Colts Neck, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbia, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbia, TN 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbia, SC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbus, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbus, IN 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbus, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbus, OH 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Columbus, OH 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Concord, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Conroe, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Corpus Christi, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Corpus Christi, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Crystal Lake, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Dade City, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Danville, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Davenport, IA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Daytona Beach, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Daytona Beach, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] DeBary, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Dedham, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] DeForest, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Defuniak Springs, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] DeLand, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Denton, MD [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Denver, CO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Denver, CO 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Denver, CO 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Douglasville, GA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Douglasville, GA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Drescher, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Dublin, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Durham, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] East Norriston, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Easton, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Eden, NC [ember]	Dec. 31, 2010 Senior housing and care facilities [Member] El Paso, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] El Paso, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Elizabeth City, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Elizabethton, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Encinitas, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Englishtown, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Erin, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Eugene, OR [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Everett, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fairfield, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fairhaven, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fall River, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fayetteville, NY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Findlay, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fishers, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Florence, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Florence, AL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Forest City, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fork Union, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fort Pierce, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fredericksburg, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Fremont, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Gardnerville, NV [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Gastonia, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Gastonia, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Gastonia, NC 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Georgetown, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Gig Harbor, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Gilroy, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Goochland, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Goshen, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Graceville, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Grand Ledge, MI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Grand Prairie, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Granger, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Granite City, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Granite City, IL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greeneville, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greenfield, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greensboro, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greensboro, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greenville, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greenville, SC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greenville, SC 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Greenwood, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hamden, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hamilton, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hanover, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hardin, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Harleysville, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Harriman, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hattiesburg, MS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Haverford, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hemet, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hemet, CA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hemet, CA 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Henderson, NV [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Henderson, NV 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Herculaneum, MO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hickory, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] High Point, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] High Point, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] High Point, NC 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] High Point, NC 3 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Highlands Ranch, CO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hilliard, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Homestead, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hopedale, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Houston, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Houston, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Houston, TX 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Houston, TX 3 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Howell, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Huron, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Hutchinson, KS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Indianapolis, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Indianapolis, IN 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Irving, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Jamestown, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Jefferson, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Jefferson City, MO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Jonesboro, GA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Jonesboro, GA 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kalida, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kalispell, MT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kansas City, MO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kansas City, MO 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kenner, LA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kennett Square, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kennewick, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kenosha, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kent, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kirkland, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Kissimmee, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] LaBelle, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lake Havasu City, AZ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lake Havasu City. AZ 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lake Placid, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lancaster, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lawrenceville, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lecanto, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lee, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lenoir, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lexington, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lincoln, NE [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Linwood, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Litchfield, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Little Neck, NY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Littleton, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Loma Linda, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Longview, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Longview, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Longwood, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Los Angeles, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Louisville, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Louisville, KY 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Louisville, KY 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Lufkin, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Manassas, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Manchester, NH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Mansfield, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Manteca, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Margate, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Marianna, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Martinsville, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Marysville, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Marysville, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Matthews, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] McConnelsville, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] McHenry, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] McHenry, IL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] McKinney, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Melville, NY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Memphis, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Memphis, TN 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Memphis, TN 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Memphis, TN 3 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Merrillville, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Menomonee Falls, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Mesa, AZ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Middleburg Heights, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Middleton, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Midland, MI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Midwest City, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Midwest City, OK 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Melbourne, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Mill Creek, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Missoula, MT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monroe, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monroe, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monroe, NC 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monroe, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monteagle, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monterey, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Monticello, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Moorestown, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Morehead City, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Morgantown, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Moss Point, MS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Mount Airy, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Mountain City, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Mt. Vernon, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Myrtle Beach, SC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Nacogdoches, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Naples, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Naples, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Nashville, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Natchitoches, LA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Needham, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Neenah, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] New Haven, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] New Haven, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] New York, NY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Newark, DE [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Newburyport, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Norman, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] North Augusta, SC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] North Miami, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] North Miami, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] North Miami Beach, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Norwalk, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ocala, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ogden, UT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oklahoma City, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oklahoma City, OK 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oklahoma City, OK 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Olympia, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Omaha, NE [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Omaha, NE 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oneonta, NY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ormond Beach, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oshkosh, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oshkosh, WI 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oswego, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Overland Park, KS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Overland Park, KS 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Overland Park, KS 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Owasso, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Owensboro, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Owensboro, KY 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Owenton, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Oxford, MI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Palestine, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Palm Coast, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Panama City, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Paris, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pasadena, TX [ Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Paso Robles, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pawleys Island, SC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pigeon Forge, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pikesville, MD [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pinehurst, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Piqua, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pittsburgh, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Plano, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Plattsmouth, NE [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Plymouth, MI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Port St. Joe, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Port St. Lucie, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Post Falls, ID [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Prospect, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Pueblo, CO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Puyallup, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Quincy, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Quincy, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Quitman, MS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Raleigh, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Raytown, MO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rehoboth Beach, DE [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Reidsville, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Reno, NV [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Richmond, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Richmond, VA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ridgeland, MS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ridgely, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ringgold, LA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rockledge, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rockwood, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rocky Hill, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rocky Hill, CT 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rogersville, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Rohnert Park, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Romeoville, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Romeoville, IL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Roswell, GA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Royal Palm Beach, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Ruston, LA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sacramento, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Saint Simons Island, GA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Salem, OR [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Salisbury, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] San Angelo, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] San Antonio, TX 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] San Antonio, TX 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] San Juan Capistrano, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] San Ramon, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sarasota, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sarasota, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sarasota, FL 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Scituate, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Scottsdale, AZ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Seattle, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Seattle, WA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Seattle, WA 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Seattle, WA 3 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Selbyville, DE [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Seven Fields, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Seville, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Shawnee, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sheboygan, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Shelby, MS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Shelbyville, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sherman, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Shrewsbury, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Silvis, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Smithfield, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sonoma, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] South Boston, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] South Pittsburg, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Sparks, NV [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Spartanburg, SC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Spring City, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] St. Charles, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] St. Louis, MO [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] St. Louis, MO 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Stanwood, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Starke, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Statesville, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Statesville, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Statesville, NC 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Staunton, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Stillwater, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Stockton, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Stuart, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Swanton, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Tampa, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Texarkana, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Toledo, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Toms River, NJ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Torrington, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Troy, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Troy, OH 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Tucson, AZ [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Tulsa, OK [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Tulsa, OK 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Tulsa, OK 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Twin Falls, ID [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Tyler, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Uhrichsville, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vacaville, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vallejo, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vallejo, CA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Valparaiso, IN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Valparaiso, IN 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vancouver, WA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Venice, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Venice, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vero Beach, FL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vero Beach, FL 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Vero Beach, FL 2 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] W. Hartford, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Wake Forest, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Wareham, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Warren, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Waterbury, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Waterford, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Waukesha, WI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Waxahachie, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Weatherford, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Webster, TX [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] West Haven, CT [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] West Worthington, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Westerville, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Westlake, OH [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Westlake, OH 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Westmoreland, TN [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] White Hall, IL [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] White Lake, MI [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Whitemarsh, PA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Whittier, CA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Wichita, KS [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Williamsburg, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Williamstown, KY [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Wilmington, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Winchester, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Winston-Salem, NC [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Winston-Salem, NC 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Woodbridge, VA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Worcester, MA [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Worcester, MA 1 [Member]	Dec. 31, 2010 Senior housing and care facilities [Member] Zionsville, IN [Member]	Dec. 31, 2010 Medical facilities [Member]	Dec. 31, 2010 Medical facilities [Member] Akron, OH 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Amarillo, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Arcadia, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Atlanta, GA 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Austell, GA [Member]	Dec. 31, 2010 Medical facilities [Member] Bartlett, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Boynton Beach, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Boynton Beach, FL 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Boynton Beach, FL 3 [Member]	Dec. 31, 2010 Medical facilities [Member] Boynton Beach, FL 4 [Member]	Dec. 31, 2010 Medical facilities [Member] Boardman, OH [Member]	Dec. 31, 2010 Medical facilities [Member] Boardman, OH 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Bellaire, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Bellaire, TX 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Birmingham, AL [Member]	Dec. 31, 2010 Medical facilities [Member] Bowling Green, KY [Member]	Dec. 31, 2010 Medical facilities [Member] Bellingham, MA [Member]	Dec. 31, 2010 Medical facilities [Member] Bellevue, NE [Member]	Dec. 31, 2010 Medical facilities [Member] Bellevue, NE 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Boca Raton, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Bridgeton, MO [Member]	Dec. 31, 2010 Medical facilities [Member] Cedar Grove, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Clarkson Valley, MO [Member]	Dec. 31, 2010 Medical facilities [Member] Claremore, OK [Member]	Dec. 31, 2010 Medical facilities [Member] Corpus Christi, TX 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Coral Springs, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Covington, KY [Member]	Dec. 31, 2010 Medical facilities [Member] Dallas, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Denton, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Delray Beach, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Durham, NC [Member]	Dec. 31, 2010 Medical facilities [Member] Durham, NC 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Edina, MN [Member]	Dec. 31, 2010 Medical facilities [Member] El Paso, TX [Member]	Dec. 31, 2010 Medical facilities [Member] El Paso, TX 1 [Member]	Dec. 31, 2010 Medical facilities [Member] El Paso, TX 2 [Member]	Dec. 31, 2010 Medical facilities [Member] El Paso, TX 3 [Member]	Dec. 31, 2010 Medical facilities [Member] Fayetteville, GA [Member]	Dec. 31, 2010 Medical facilities [Member] Fresno, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Franklin, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Franklin, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Frisco, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Frisco, TX 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Fort Wayne, IN [Member]	Dec. 31, 2010 Medical facilities [Member] Green Bay, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Green Bay, WI 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Glendale, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Gallatin, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Greeley, CO [Member]	Dec. 31, 2010 Medical facilities [Member] Germantown, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Greeneville, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Jupiter, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Jupiter, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Killeen, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Kenosha, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Lafayette, LA [Member]	Dec. 31, 2010 Medical facilities [Member] Lenexa, KS [Member]	Dec. 31, 2010 Medical facilities [Member] Los Gatos, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Lakeway, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Lawrenceville, GA [Member]	Dec. 31, 2010 Medical facilities [Member] Lawrenceville, GA 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Lincoln, NE [Member]	Dec. 31, 2010 Medical facilities [Member] Loxahatchee, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Loxahatchee, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Loxahatchee, FL 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Los Alamitos, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Lake St Louis, MO [Member]	Dec. 31, 2010 Medical facilities [Member] Las Vegas, NV [Member]	Dec. 31, 2010 Medical facilities [Member] Las Vegas, NV 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Las Vegas, NV 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Las Vegas, NV 3 [Member]	Dec. 31, 2010 Medical facilities [Member] Las Vegas, NV 4 [Member]	Dec. 31, 2010 Medical facilities [Member] Lakewood, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Merrillville, IN [Member]	Dec. 31, 2010 Medical facilities [Member] Merrillville, IN 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Marinette, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Malabar, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Middletown, NY [Member]	Dec. 31, 2010 Medical facilities [Member] Mesa, AZ [Member]	Dec. 31, 2010 Medical facilities [Member] Meridian, ID [Member]	Dec. 31, 2010 Medical facilities [Member] Marlton, NJ [Member]	Dec. 31, 2010 Medical facilities [Member] Morrow, GA [Member]	Dec. 31, 2010 Medical facilities [Member] Mount Juliet, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Muskego, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Milwaukee, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Milwaukee, WI 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Milwaukee, WI 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Milwaukee, WI 3 [Member]	Dec. 31, 2010 Medical facilities [Member] Midwest City, OK [Member]	Dec. 31, 2010 Medical facilities [Member] Melbourne, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Melbourne, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Melbourne, FL 2 [Member]	Dec. 31, 2010 Medical facilities [Member] Merced, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Nashville, TN [Member]	Dec. 31, 2010 Medical facilities [Member] Nashville, TN 1 [Member]	Dec. 31, 2010 Medical facilities [Member] New Berlin, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Niagara Falls, NY [Member]	Dec. 31, 2010 Medical facilities [Member] Okatie, SC [Member]	Dec. 31, 2010 Medical facilities [Member] Orange Village, OH [Member]	Dec. 31, 2010 Medical facilities [Member] Oshkosh, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Oshkosh, WI 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Palm Springs, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Palm Springs, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Palm Springs, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Pearland, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Pearland, TX 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Phoenix, AZ [Member]	Dec. 31, 2010 Medical facilities [Member] Pineville, NC [Member]	Dec. 31, 2010 Medical facilities [Member] Plantation, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Plantation, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Plano, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Plano, TX 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Plymouth, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Palmer, AK [Member]	Dec. 31, 2010 Medical facilities [Member] Reno, NV [Member]	Dec. 31, 2010 Medical facilities [Member] Sacramento, CA [Member]	Dec. 31, 2010 Medical facilities [Member] San Antonio, TX 1 [Member]	Dec. 31, 2010 Medical facilities [Member] San Antonio, TX 2 [Member]	Dec. 31, 2010 Medical facilities [Member] San Bernardino, CA [Member]	Dec. 31, 2010 Medical facilities [Member] San Diego, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Seattle, WA [Member]	Dec. 31, 2010 Medical facilities [Member] Shakopee, MN [Member]	Dec. 31, 2010 Medical facilities [Member] Shakopee, MN 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Sheboygan, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Somerville, NJ [Member]	Dec. 31, 2010 Medical facilities [Member] Suffolk, VA [Member]	Dec. 31, 2010 Medical facilities [Member] Summit, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Sewell, NJ [Member]	Dec. 31, 2010 Medical facilities [Member] St. Louis MO [Member]	Dec. 31, 2010 Medical facilities [Member] Stafford, VA [Member]	Dec. 31, 2010 Medical facilities [Member] Oro Valley, AZ [Member]	Dec. 31, 2010 Medical facilities [Member] Tucson, AZ [Member]	Dec. 31, 2010 Medical facilities [Member] Tempe, AZ [Member]	Dec. 31, 2010 Medical facilities [Member] Tallahassee, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Tomball, Tx [Member]	Dec. 31, 2010 Medical facilities [Member] Trussville, AL [Member]	Dec. 31, 2010 Medical facilities [Member] Tulsa, OK [Member]	Dec. 31, 2010 Medical facilities [Member] Viera, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Van Nuys, CA [Member]	Dec. 31, 2010 Medical facilities [Member] Voorhees, NJ [Member]	Dec. 31, 2010 Medical facilities [Member] Pewaukee, WI [Member]	Dec. 31, 2010 Medical facilities [Member] Webster, TX [Member]	Dec. 31, 2010 Medical facilities [Member] Wellington, FL [Member]	Dec. 31, 2010 Medical facilities [Member] Wellington, FL 1 [Member]	Dec. 31, 2010 Medical facilities [Member] Warrington, PA [Member]	Dec. 31, 2010 Medical facilities [Member] West Palm Beach, FL [Member]	Dec. 31, 2010 Medical facilities [Member] West Palm Beach, FL [1 Member]	Dec. 31, 2010 Medical facilities [Member] West Allis, WI [Member]	Dec. 31, 2010 Medical facilities [Member] West Seneca, NY [Member]	Dec. 31, 2010 Medical facilities [Member] Yorkville, IL [Member]	Dec. 31, 2010 Senior Housing And Care Facilities Medical Facilities And Construction In Progress [Member]	Dec. 31, 2010 Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 1,124,045	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 660,567	$ 0	$ 0	$ 0	$ 0	$ 2,110	$ 5,901	$ 0	$ 4,621	$ 0	$ 0	$ 0	$ 0	$ 8,390	$ 0	$ 0	$ 0	$ 0	$ 7,997	$ 0	$ 0	$ 0	$ 0	$ 19,819	$ 10,185	$ 0	$ 0	$ 3,787	$ 0	$ 9,553	$ 0	$ 0	$ 0	$ 0	$ 10,429	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 15,578	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,254	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 19,513	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,420	$ 0	$ 0	$ 0	$ 0	$ 20,302	$ 13,121	$ 0	$ 0	$ 0	$ 0	$ 6,165	$ 0	$ 0	$ 0	$ 0	$ 8,549	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13,100	$ 0	$ 0	$ 13,550	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,183	$ 0	$ 10,549	$ 10,741	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,097	$ 7,455	$ 0	$ 0	$ 9,320	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,763	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,435	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,445	$ 0	$ 0	$ 0	$ 0	$ 4,775	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,365	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 30,914	$ 0	$ 0	$ 0	$ 0	$ 14,585	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,387	$ 0	$ 4,681	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12,094	$ 0	$ 0	$ 0	$ 0	$ 10,207	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12,876	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11,830	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14,280	$ 0	$ 0	$ 8,211	$ 0	$ 0	$ 9,834	$ 0	$ 0	$ 0	$ 0	$ 11,026	$ 10,163	$ 0	$ 9,851	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,921	$ 8,040	$ 9,548	$ 29,655	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 15,400	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 10,501	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,773	$ 0	$ 0	$ 0	$ 0	$ 16,896	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,579	$ 8,598	$ 0	$ 0	$ 0	$ 14,683	$ 22,409	$ 0	$ 0	$ 0	$ 10,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9,713	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 11,145	$ 0	$ 12,295	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 463,478	$ 0	$ 0	$ 10,154	$ 0	$ 0	$ 8,498	$ 4,225	$ 4,603	$ 4,129	$ 6,164	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 13,809	$ 11,972	$ 0	$ 0	$ 8,357	$ 0	$ 0	$ 0	$ 15,533	$ 12,327	$ 0	$ 0	$ 0	$ 6,033	$ 0	$ 10,405	$ 0	$ 0	$ 3,327	$ 0	$ 0	$ 8,122	$ 9,253	$ 0	$ 0	$ 10,223	$ 0	$ 8,311	$ 0	$ 0	$ 0	$ 0	$ 7,255	$ 4,518	$ 0	$ 10,528	$ 0	$ 12,440	$ 0	$ 0	$ 0	$ 0	$ 11,550	$ 0	$ 2,708	$ 0	$ 8,442	$ 0	$ 0	$ 0	$ 6,058	$ 0	$ 3,095	$ 0	$ 0	$ 0	$ 8,391	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,288	$ 1,758	$ 25,963	$ 7,289	$ 5,067	$ 1,749	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6,774	$ 0	$ 7,983	$ 0	$ 10,381	$ 0	$ 0	$ 2,774	$ 0	$ 0	$ 1,279	$ 29,194	$ 0	$ 9,824	$ 9,147	$ 0	$ 0	$ 1,757	$ 19,746	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,266	$ 12,337	$ 1,818	$ 0	$ 0	$ 0	$ 0	$ 7,602	$ 0	$ 10,363	$ 0	$ 5,522	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 7,066	$ 6,338	$ 0	$ 7,061	$ 6,518	$ 2,486	$ 12,698	$ 0	$ 1,124,045	$ 0
Initial Cost of Land	717,430	6,087	171	3,650	103	205	175	90	360	360	95	87	130	220	173	114	154	479,062	1,770	880	290	630	170	1,270	1,330	270	540	3,290	330	710	480	240	290	204	280	2,058	460	750	2,600	2,440	880	730	1,830	570	50	100	450	540	1,260	100	1,740	1,500	1,700	810	190	980	252	170	1,220	390	830	1,170	690	1,850	1,730	240	920	260	280	460	90	550	0	820	300	530	2,370	1,500	354	1,040	85	2,060	2,300	155	330	160	1,260	520	350	600	310	780	341	590	2,120	610	530	1,070	1,010	1,860	550	980	307	400	840	250	410	1,403	470	490	440	1,360	250	1,350	220	390	2,530	3,650	2,076	1,350	90	2,060	1,680	1,476	1,200	285	390	539	642	200	310	1,460	690	440	300	1,400	1,460	770	620	410	200	1,500	300	353	320	310	440	1,000	3,400	1,143	470	310	400	200	1,560	760	350	210	150	1,150	574	1,670	610	400	400	600	330	560	290	310	5,400	1,550	1,470	440	210	50	960	590	450	1,880	870	1,890	430	380	380	127	290	560	370	330	430	940	150	2,750	130	4,790	860	5,090	630	1,050	160	600	495	255	1,030	0	80	370	460	840	480	360	1,820	1,930	1,100	1,050	1,820	1,500	940	1,880	230	60	450	110	150	700	170	200	290	190	200	390	800	1,240	3,350	1,240	2,214	293	610	480	0	490	430	350	343	750	340	660	1,300	500	340	349	450	620	560	190	1,632	3,550	1,570	4,280	970	480	940	390	643	1,020	950	960	420	200	470	484	7,070	10,150	550	470	310	450	2,560	310	0	140	2,060	200	380	120	270	220	400	6,890	390	1,716	550	4,910	190	1,610	630	176	160	1,440	560	960	55	332	430	440	300	410	1,340	360	510	590	760	550	370	380	80	0	900	400	900	1,120	3,730	4,500	215	240	225	100	1,430	180	870	300	490	720	1,770	2,020	320	450	290	204	1,750	1,305	250	1,490	370	8,700	2,700	820	370	1,150	200	2,690	60	10,000	510	960	170	1,060	1,211	760	520	300	30	360	500	1,460	1,090	350	6,500	854	1,895	1,107	980	130	940	6,440	449	370	260	560	640	1,390	2,430	475	560	600	1,740	2,500	5,190	3,420	2,630	10,670	750	484	230	80	80	60	630	700	2,120	880	290	1,100	385	430	3,700	3,350	420	990	750	1,890	2,260	120	150	310	140	310	80	2,280	390	330	830	192	2,040	1,610	360	200	470	930	1,390	1,330	1,500	550	650	24	900	4,000	2,330	112	108	1,820	500	1,150	263	297	2,930	2,650	200	875	240	370	1,360	1,100	650	660	360	580	510	740	1,330	571	330	50	2,920	2,310	4,470	1,400	1,360	70	210	640	360	5,700	680	3,500	2,300	1,610	232,281	300	72	5,408	4,931	2,223	187	214	2,048	2,048	109	1,200	80	4,551	2,972	651	3,800	9,270	4,500	0	109	450	113	0	132	77	1,598	1,290	137	0	1,882	6,814	0	310	112	677	2,400	600	959	2,500	2,338	6,872	0	0	170	0	0	37	20	877	3,049	970	2,252	0	760	0	1,928	540	488	2,801	2,279	1,054	1,420	1,340	1,553	1,637	0	240	6,127	6,734	74	2,319	0	146	700	0	0	5,000	1,756	1,558	3,600	0	818	1,566	964	0	1,425	540	922	146	600	1,400	7,000	0	1,806	4,300	3,739	1,335	171	610	0	0	365	739	1,182	781	948	1,149	961	8,563	8,848	195	5,423	1,250	0	1,117	866	2,050	0	3,700	0	4,410	420	640	1,012	3,400	1,530	2,899	0	0	0	89	1,302	0	0	1,404	1,336	3,003	1,600	0	6,404	4,700	2,418	107	0	85	628	610	1,106	917	1,419	711,343	0
Initial Cost of Buildings & Improvements	7,854,196	17,354	894	1,900	802	844	940	817	1,999	2,006	813	919	802	1,994	853	906	865	4,993,512	19,930	16,112	8,219	7,535	6,203	20,837	7,820	7,723	7,260	24,310	8,871	6,290	16,639	5,460	5,032	3,489	1,955	14,914	5,540	5,950	5,906	28,172	9,520	18,970	14,470	3,141	8,709	1,380	6,150	11,110	23,478	6,900	18,260	19,861	16,007	5,401	5,510	8,112	3,298	7,157	10,241	2,210	10,420	17,372	17,125	3,050	48,201	3,859	12,400	7,118	4,297	5,467	3,510	3,957	2,414	8,201	2,098	3,281	57,175	4,350	2,646	10,951	1,395	109,388	31,876	1,428	2,292	7,218	2,740	5,369	5,000	7,878	6,290	14,733	2,295	3,787	4,860	3,190	5,170	11,726	4,931	16,624	3,921	7,771	443	1,916	7,290	7,150	3,954	35,893	5,930	5,710	7,460	9,830	5,350	10,250	7,080	4,010	9,514	14,906	13,594	7,471	217	40,236	43,423	10,659	28,129	6,315	4,877	8,961	3,958	2,760	4,604	7,721	12,520	8,060	5,316	5,476	14,040	6,230	5,829	3,962	1,800	14,500	2,978	13,049	4,497	2,490	3,560	20,000	25,300	10,831	6,129	3,096	5,029	2,100	15,947	13,880	3,697	6,120	13,000	16,286	3,426	21,280	7,143	4,303	8,290	6,626	2,970	5,507	4,393	4,750	100,523	22,770	4,530	4,469	4,430	5,350	11,355	8,060	15,518	33,993	3,405	28,606	9,630	9,220	4,360	10,373	987	4,443	2,185	3,395	4,143	3,721	6,990	11,750	8,170	7,100	18,715	9,471	5,970	21,703	6,088	10,590	6,287	2,473	6,823	6,707	9,120	6,730	1,304	1,921	8,173	3,282	34,898	39,997	10,036	22,946	27,991	9,139	20,318	4,315	3,854	4,946	4,223	2,244	12,850	15,295	4,780	6,900	18,135	3,748	3,900	13,807	21,984	17,908	38,461	2,910	9,586	1,707	5,520	7,520	11,430	10,010	7,135	4,675	1,184	7,446	4,360	5,251	12,125	7,303	8,910	0	4,172	4,780	4,738	7,060	0	15,300	7,389	73,283	4,246	5,656	5,963	9,660	7,084	6,984	9,087	7,780	4,006	11,025	5,673	5,516	48,257	60,274	7,490	3,681	4,799	4,021	34,460	3,318	4,195	4,471	51,628	3,104	3,705	7,280	6,430	5,896	2,200	41,526	5,754	17,306	5,450	29,590	4,096	13,715	15,120	3,524	4,778	21,460	21,220	8,290	1,484	2,558	3,918	4,830	5,709	2,118	10,564	6,700	10,694	7,513	7,017	16,689	10,230	8,864	5,020	2,739	3,800	23,237	8,047	8,360	27,076	29,105	1,380	6,760	13,275	2,400	15,791	4,320	10,957	9,200	5,452	24,080	8,630	32,590	4,180	10,750	2,690	1,885	8,572	9,095	5,650	19,990	2,055	47,230	14,217	1,441	6,051	20,776	5,333	15,410	10,340	0	5,490	24,248	3,830	11,440	2,889	12,640	7,675	5,700	4,174	4,117	7,116	7,040	6,710	3,278	18,700	12,646	0	9,627	8,320	9,403	14,781	50,060	5,172	5,697	8,800	7,315	13,360	6,942	17,488	3,175	8,474	3,400	10,640	3,890	9,350	15,555	10,257	37,291	25,912	4,663	1,770	1,400	5,320	5,340	3,870	5,221	38,116	16,420	5,680	18,400	2,002	5,628	46,526	15,750	6,085	15,265	6,030	14,430	28,474	10,180	1,447	6,183	3,627	11,090	1,400	5,983	8,110	6,370	6,370	1,403	47,129	34,627	1,261	2,000	16,730	13,399	7,110	21,285	20,861	14,740	5,268	6,716	17,100	18,000	15,407	2,558	2,962	19,042	6,000	10,674	3,187	3,263	40,070	5,980	3,003	10,313	3,810	2,166	12,540	14,910	5,763	5,261	5,940	1,620	5,090	8,287	17,926	5,411	1,822	5,550	20,179	6,190	22,151	11,000	7,440	6,430	2,991	1,510	2,514	13,550	4,423	54,099	9,060	22,400	2,486,537	20,200	11,928	23,219	18,720	7,982	15,015	6,574	7,692	7,403	11,235	12,800	13,619	45,900	33,445	39,552	26,700	0	99,186	15,833	34,002	21,221	618	0	12,829	3,923	10,627	8,093	28,690	19,407	34,767	10,825	0	15,132	15,888	17,075	32,800	6,700	7,540	35,800	12,138	7,550	18,635	15,309	8,232	14,891	31,794	18,398	19,480	6,707	12,456	10,032	11,415	5,858	22,977	18,058	10,483	16,013	22,386	0	10,732	4,974	29,692	6,509	4,694	5,048	18,635	11,937	0	54,886	15,287	4,612	6,921	14,885	11,699	22,134	13,538	12,000	20,364	9,561	20,802	38,300	8,064	11,697	2,159	44,535	11,520	8,457	2,185	3,854	9,400	24,400	69,000	13,772	7,165	0	8,290	17,702	17,791	7,419	15,881	18,339	12,396	4,066	7,765	5,517	4,556	48,018	6,974	10,666	9,262	14,805	20,752	1,870	29,705	21,972	12,756	16,251	17,303	14,300	22,003	39,015	11,360	18,094	2,216	22,244	10,979	87,666	53,360	17,247	11,260	18,339	4,925	9,112	16,404	5,071	2,177	6,025	10,600	36,187	24,251	20,669	12,028	16,933	13,697	23,231	14,740	14,618	3,309	22,435	2,816	7,836,842	356,793
Cost Capitalized Subsequent to Acquisition	420,869	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	330,111	0	2,135	492	185	0	0	0	107	0	19,007	0	0	0	0	166	0	352	548	190	166	7,915	0	396	0	0	5,936	189	0	0	0	0	0	571	0	0	0	0	0	0	1,290	0	144	0	0	0	0	0	2,126	2,237	0	707	0	0	43	0	263	0	0	263	986	783	0	0	0	0	0	0	0	200	0	122	0	0	0	0	0	5,709	0	1,540	1,204	91	1,077	55	0	0	0	0	0	722	1,781	0	0	0	0	354	0	0	206	0	1,585	0	0	0	0	0	2,196	0	0	0	232	1,100	2,011	336	0	0	134	0	0	0	0	4,856	500	0	0	0	0	0	60	117	303	1,427	629	0	22	120	0	0	23,860	0	0	0	0	0	0	842	707	0	328	554	1,013	168	0	634	0	0	0	0	135	0	158	0	0	0	0	0	65	41	393	232	793	410	28	0	0	0	0	0	0	0	0	750	0	1,452	0	22,565	12,123	267	0	0	301	0	0	0	0	0	0	125	0	0	0	10,381	0	0	0	0	136	0	0	0	0	926	641	1,015	0	0	0	0	0	0	0	0	0	0	0	163	109	0	0	159	0	1,309	2,459	0	0	44	229	0	0	0	6,718	0	0	0	0	0	0	3,526	0	232	0	600	0	0	0	970	0	0	648	857	114	0	0	0	0	0	1,648	0	0	118	660	156	283	0	923	0	0	0	366	0	0	1,682	975	0	0	0	0	0	0	2,006	2,973	0	0	0	0	0	0	0	0	0	73	3,687	0	0	0	340	0	0	0	0	0	0	1,300	0	0	0	0	0	5,249	117	0	484	0	115	952	0	0	0	0	2,181	2,503	0	0	0	0	0	0	0	0	857	0	0	0	0	97	0	0	741	0	1,500	0	1,125	58,220	0	358	0	0	0	963	0	168	0	0	0	0	0	0	0	0	0	710	0	0	0	0	0	59	0	0	3,774	0	0	0	0	0	0	869	5,218	0	0	9,028	2,579	0	0	0	0	0	266	8	0	0	0	0	0	0	0	0	0	0	1,274	4,254	0	0	0	0	0	0	0	0	1,127	1,341	0	0	0	0	0	0	0	0	3,202	0	1,742	1,701	0	1,859	0	0	0	0	0	1,529	0	2,736	0	0	2,634	670	0	1,702	0	0	0	0	0	0	459	13,154	330	0	0	0	90,758	0	1,400	1,082	1,481	59	657	206	188	645	458	0	0	205	1,238	1,157	45	0	0	0	934	0	0	35,592	270	0	541	1,150	257	395	3,333	1,838	157	0	44	516	424	0	388	73	267	0	48	1,023	0	0	0	0	0	0	561	0	69	2,868	0	0	26	0	466	0	49	25	0	10	466	762	158	0	0	89	250	688	499	483	154	0	0	0	465	225	251	36	151	0	0	0	0	0	0	0	0	0	0	0	748	0	0	731	53	28	0	0	909	0	103	3	74	5,921	901	1,519	0	500	0	0	630	260	423	771	0	326	74	0	0	0	0	2	0	0	3,979	447	0	325	146	1,864	0	560	119	20	0	0	1,203	0	32	129	351	1,653	100	80	0	879	73	420,869	0
Carrying Amount of Land	733,137	6,087	171	3,650	103	205	175	90	360	360	95	87	130	220	173	114	154	484,308	1,770	880	290	630	170	1,270	1,330	270	540	3,290	330	710	480	240	290	204	280	2,058	460	750	2,600	2,440	880	730	1,830	570	50	100	450	540	1,260	100	1,740	1,500	1,700	810	190	980	252	170	1,220	390	830	1,170	690	1,850	1,730	240	920	260	280	460	90	550	0	820	300	530	2,370	1,500	354	1,040	85	2,060	2,300	155	330	160	1,260	520	350	600	310	780	341	590	2,120	610	530	1,070	1,010	1,860	550	980	307	400	840	250	410	1,403	470	490	440	1,360	250	1,350	220	390	2,530	3,650	2,076	1,350	90	2,060	1,680	1,476	1,200	285	390	539	642	200	310	1,460	690	440	300	1,400	1,460	770	620	410	200	1,500	300	353	320	310	440	1,000	3,400	1,143	470	310	400	200	1,560	760	350	210	150	1,150	574	1,670	610	400	400	600	330	560	290	310	5,400	1,550	1,470	440	210	50	960	590	450	1,880	870	1,890	430	380	380	127	290	560	370	330	430	940	150	2,750	130	4,790	860	5,090	630	1,050	160	600	495	255	1,030	0	80	370	460	840	480	360	1,820	1,930	1,100	1,050	1,820	1,500	940	1,880	230	60	450	110	150	700	170	200	290	190	200	390	800	1,240	3,350	1,240	2,214	293	610	480	0	490	430	350	343	750	340	660	1,300	500	340	349	450	620	560	190	1,632	3,550	1,570	4,280	970	480	940	390	643	1,020	950	960	420	200	470	484	7,070	10,150	550	470	310	450	2,560	310	0	140	2,060	200	380	120	270	220	400	6,890	390	1,716	550	4,910	190	1,610	630	176	160	1,440	560	960	55	332	430	440	300	410	1,340	360	510	590	760	550	370	380	80	0	900	400	900	1,120	3,730	4,500	215	240	225	100	1,430	180	870	300	490	720	1,770	2,020	320	450	290	204	1,750	1,305	250	1,490	370	8,700	2,700	820	370	1,150	200	2,690	60	10,000	510	960	170	1,060	1,211	760	520	300	30	360	500	1,460	1,090	350	6,500	6,100	1,895	1,107	980	130	940	6,440	449	370	260	560	640	1,390	2,430	475	560	600	1,740	2,500	5,190	3,420	2,630	10,670	750	484	230	80	80	60	630	700	2,120	880	290	1,100	385	430	3,700	3,350	420	990	750	1,890	2,260	120	150	310	140	310	80	2,280	390	330	830	192	2,040	1,610	360	200	470	930	1,390	1,330	1,500	550	650	24	900	4,000	2,330	112	108	1,820	500	1,150	263	297	2,930	2,650	200	875	240	370	1,360	1,100	650	660	360	580	510	740	1,330	571	330	50	2,920	2,310	4,470	1,400	1,360	70	210	640	360	5,700	680	3,500	2,300	1,610	242,742	300	72	5,618	5,293	2,223	187	214	2,048	2,048	117	1,200	80	4,551	2,972	651	3,800	9,270	4,500	0	124	450	113	0	132	77	1,635	1,290	137	0	1,941	7,007	13	310	112	677	2,400	600	959	2,500	2,338	6,872	0	0	170	0	0	37	20	877	3,049	970	2,252	2,825	760	0	1,928	540	488	2,801	2,298	1,070	1,420	1,340	1,562	1,646	39	240	6,127	6,734	74	2,319	433	146	700	0	0	5,000	1,756	1,558	3,600	0	834	1,566	964	0	1,425	540	922	146	600	1,400	7,000	0	1,806	4,300	3,739	1,524	194	610	0	0	365	739	1,182	781	948	1,149	1,069	8,575	8,896	195	5,423	1,250	217	1,117	866	2,050	0	3,700	0	4,410	420	640	1,012	3,400	1,530	2,899	0	336	0	89	1,302	1,486	0	1,404	1,336	3,003	1,600	0	6,404	4,700	2,418	107	381	3,104	628	610	1,106	1,296	1,419	727,050	0
Carrying Amount of Buildings and Improvements	8,259,358	17,354	894	1,900	802	844	940	817	1,999	2,006	813	919	802	1,994	853	906	865	5,318,377	19,930	18,247	8,711	7,720	6,203	20,837	7,820	7,830	7,260	43,317	8,871	6,290	16,639	5,460	5,198	3,489	2,307	15,462	5,730	6,116	13,821	28,172	9,916	18,970	14,470	9,077	8,898	1,380	6,150	11,110	23,478	6,900	18,831	19,861	16,007	5,401	5,510	8,112	3,298	8,447	10,241	2,354	10,420	17,372	17,125	3,050	48,201	5,985	14,637	7,118	5,004	5,467	3,510	4,000	2,414	8,464	2,098	3,281	57,438	5,336	3,429	10,951	1,395	109,388	31,876	1,428	2,292	7,218	2,940	5,369	5,122	7,878	6,290	14,733	2,295	3,787	10,569	3,190	6,710	12,930	5,022	17,701	3,976	7,771	443	1,916	7,290	7,150	4,676	37,674	5,930	5,710	7,460	9,830	5,704	10,250	7,080	4,216	9,514	16,491	13,594	7,471	217	40,236	43,423	12,855	28,129	6,315	4,877	9,193	5,058	4,771	4,940	7,721	12,520	8,194	5,316	5,476	14,040	6,230	10,685	4,462	1,800	14,500	2,978	13,049	4,497	2,550	3,677	20,303	26,727	11,460	6,129	3,118	5,149	2,100	15,947	37,740	3,697	6,120	13,000	16,286	3,426	21,280	7,985	5,010	8,290	6,954	3,524	6,520	4,561	4,750	101,157	22,770	4,530	4,469	4,430	5,485	11,355	8,218	15,518	33,993	3,405	28,606	9,630	9,285	4,401	10,766	1,219	5,236	2,595	3,423	4,143	3,721	6,990	11,750	8,170	7,100	18,715	9,471	6,720	21,703	7,540	10,590	28,852	14,596	7,090	6,707	9,120	7,031	1,304	1,921	8,173	3,282	34,898	39,997	10,161	22,946	27,991	9,139	30,699	4,315	3,854	4,946	4,223	2,380	12,850	15,295	4,780	6,900	19,061	4,389	4,915	13,807	21,984	17,908	38,461	2,910	9,586	1,707	5,520	7,520	11,430	10,010	7,298	4,784	1,184	7,446	4,519	5,251	13,434	9,762	8,910	0	4,216	5,009	4,738	7,060	0	22,018	7,389	73,283	4,246	5,656	5,963	9,660	10,610	6,984	9,319	7,780	4,606	11,025	5,673	5,516	49,227	60,274	7,490	4,329	5,656	4,135	34,460	3,318	4,195	4,471	51,628	4,752	3,705	7,280	6,548	6,556	2,356	41,809	5,754	18,229	5,450	29,590	4,096	14,081	15,120	3,524	6,460	22,435	21,220	8,290	1,484	2,558	3,918	4,830	7,715	5,091	10,564	6,700	10,694	7,513	7,017	16,689	10,230	8,864	5,020	2,812	7,487	23,237	8,047	8,360	27,416	29,105	1,380	6,760	13,275	2,400	15,791	5,620	10,957	9,200	5,452	24,080	8,630	37,839	4,297	10,750	3,174	1,885	8,687	10,047	5,650	19,990	2,055	47,230	16,398	3,944	6,051	20,776	5,333	15,410	10,340	0	5,490	24,248	4,687	11,440	2,889	12,640	7,675	5,797	4,174	4,117	7,857	7,040	8,210	3,278	19,825	65,620	0	9,985	8,320	9,403	14,781	51,023	5,172	5,865	8,800	7,315	13,360	6,942	17,488	3,175	8,474	3,400	10,640	4,600	9,350	15,555	10,257	37,291	25,912	4,722	1,770	1,400	9,094	5,340	3,870	5,221	38,116	16,420	5,680	19,269	7,220	5,628	46,526	24,778	8,664	15,265	6,030	14,430	28,474	10,180	1,713	6,191	3,627	11,090	1,400	5,983	8,110	6,370	6,370	1,403	47,129	34,627	2,535	6,254	16,730	13,399	7,110	21,285	20,861	14,740	5,268	6,716	18,227	19,341	15,407	2,558	2,962	19,042	6,000	10,674	3,187	3,263	43,272	5,980	4,745	12,014	3,810	4,025	12,540	14,910	5,763	5,261	5,940	3,149	5,090	11,023	17,926	5,411	4,456	6,220	20,179	7,892	22,151	11,000	7,440	6,430	2,991	1,510	2,973	26,704	4,753	54,099	9,060	22,400	2,566,834	20,200	13,328	24,091	19,839	8,041	15,672	6,780	7,880	8,048	11,685	12,800	13,619	46,105	34,683	40,709	26,745	0	99,186	15,833	34,921	21,221	618	35,592	13,099	3,923	11,131	9,243	28,947	19,802	38,041	12,470	144	15,132	15,932	17,591	33,224	6,700	7,928	35,873	12,405	7,550	18,683	16,332	8,232	14,891	31,794	18,398	19,480	6,707	13,017	10,032	11,484	5,901	22,977	18,058	10,509	16,013	22,852	0	10,762	4,983	29,692	6,519	5,151	5,801	18,754	11,937	0	54,975	15,537	5,300	6,987	15,368	11,853	22,134	13,538	12,000	20,829	9,786	21,053	38,336	8,199	11,697	2,159	44,535	11,520	8,457	2,185	3,854	9,400	24,400	69,000	13,772	7,913	0	8,290	18,244	17,821	7,447	15,881	18,339	13,305	4,066	7,868	5,520	4,630	53,939	7,767	12,173	9,214	15,305	20,752	1,870	30,118	22,232	13,179	17,022	17,303	14,626	22,077	39,015	11,360	18,094	2,216	22,246	10,979	87,666	57,339	17,358	11,260	18,664	5,071	9,490	16,404	5,631	2,296	6,045	10,600	36,187	25,454	20,669	12,060	17,062	13,667	21,865	14,840	14,698	3,309	22,935	2,889	8,242,004	356,793
Accumulated Depreciation	$ 836,966	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 599,276	$ 132	$ 4,167	$ 1,297	$ 977	$ 207	$ 0	$ 459	$ 1,083	$ 1,170	$ 4,235	$ 161	$ 1,402	$ 449	$ 882	$ 1,047	$ 1,208	$ 524	$ 7,889	$ 975	$ 991	$ 1,767	$ 2,101	$ 3,249	$ 1,912	$ 274	$ 1,050	$ 1,205	$ 570	$ 1,516	$ 355	$ 5,876	$ 1,068	$ 2,206	$ 497	$ 775	$ 2,229	$ 1,344	$ 1,502	$ 1,378	$ 5,916	$ 47	$ 241	$ 0	$ 0	$ 0	$ 751	$ 0	$ 959	$ 3,135	$ 1,396	$ 995	$ 1,120	$ 750	$ 1,112	$ 1,086	$ 2,221	$ 720	$ 805	$ 3,794	$ 1,669	$ 794	$ 2,130	$ 570	$ 1,404	$ 722	$ 563	$ 778	$ 1,281	$ 593	$ 509	$ 1,379	$ 2,865	$ 1,077	$ 0	$ 789	$ 1,019	$ 1,644	$ 59	$ 1,492	$ 1,801	$ 763	$ 2,389	$ 903	$ 134	$ 203	$ 431	$ 456	$ 1,315	$ 970	$ 1,055	$ 1,187	$ 1,185	$ 1,365	$ 2,588	$ 540	$ 1,277	$ 1,307	$ 1,046	$ 1,404	$ 1,704	$ 422	$ 1,778	$ 53	$ 0	$ 0	$ 6,977	$ 0	$ 3,301	$ 1,018	$ 1,455	$ 831	$ 1,359	$ 1,370	$ 2,346	$ 0	$ 2,114	$ 2,089	$ 1,768	$ 3,510	$ 1,117	$ 3,445	$ 1,071	$ 677	$ 274	$ 727	$ 353	$ 947	$ 163	$ 590	$ 3,040	$ 3,370	$ 6,259	$ 1,247	$ 679	$ 1,052	$ 776	$ 409	$ 3,089	$ 236	$ 864	$ 1,575	$ 0	$ 668	$ 141	$ 4,804	$ 2,949	$ 1,626	$ 620	$ 749	$ 1,374	$ 920	$ 873	$ 2,681	$ 150	$ 1,320	$ 1,088	$ 847	$ 2,968	$ 482	$ 2,258	$ 0	$ 0	$ 326	$ 703	$ 258	$ 2,933	$ 1,205	$ 5,723	$ 347	$ 1,091	$ 579	$ 720	$ 863	$ 921	$ 2,499	$ 1,456	$ 1,285	$ 2,114	$ 1,636	$ 435	$ 1,597	$ 0	$ 963	$ 1,753	$ 3,309	$ 1,461	$ 436	$ 3,018	$ 1,321	$ 3,727	$ 281	$ 558	$ 796	$ 1,096	$ 0	$ 0	$ 5,565	$ 0	$ 660	$ 475	$ 2,031	$ 893	$ 710	$ 989	$ 1,343	$ 798	$ 2,415	$ 405	$ 294	$ 1,217	$ 4,534	$ 910	$ 1,111	$ 233	$ 0	$ 0	$ 0	$ 863	$ 836	$ 386	$ 534	$ 1,408	$ 246	$ 1,943	$ 1,990	$ 1,334	$ 389	$ 1,473	$ 681	$ 513	$ 1,677	$ 6,606	$ 1,076	$ 0	$ 1,176	$ 926	$ 1,021	$ 40	$ 0	$ 1,962	$ 162	$ 0	$ 1,084	$ 1,336	$ 1,337	$ 0	$ 5,090	$ 607	$ 2,630	$ 1,314	$ 989	$ 0	$ 3,036	$ 937	$ 1,934	$ 1,339	$ 1,084	$ 921	$ 1,133	$ 875	$ 776	$ 830	$ 1,888	$ 920	$ 0	$ 1,345	$ 876	$ 1,392	$ 851	$ 2,958	$ 249	$ 1,681	$ 546	$ 12,497	$ 1,024	$ 1,983	$ 717	$ 3,707	$ 234	$ 787	$ 1,877	$ 2,273	$ 3,452	$ 1,988	$ 688	$ 866	$ 985	$ 992	$ 5,145	$ 1,581	$ 374	$ 1,144	$ 1,463	$ 518	$ 358	$ 434	$ 183	$ 157	$ 424	$ 1,213	$ 872	$ 1,212	$ 505	$ 1,259	$ 768	$ 0	$ 544	$ 1,134	$ 2,135	$ 474	$ 0	$ 579	$ 259	$ 1,734	$ 1,513	$ 2,390	$ 2,143	$ 4,609	$ 1,236	$ 1,124	$ 699	$ 665	$ 1,408	$ 1,515	$ 107	$ 0	$ 666	$ 932	$ 920	$ 1,356	$ 2,460	$ 522	$ 1,105	$ 2,436	$ 1,861	$ 0	$ 573	$ 0	$ 1,073	$ 1,931	$ 897	$ 1,349	$ 1,521	$ 1,534	$ 705	$ 1,390	$ 2,082	$ 1,857	$ 1,403	$ 822	$ 2,530	$ 1,536	$ 0	$ 5,611	$ 1,604	$ 1,407	$ 404	$ 3,212	$ 1,727	$ 1,187	$ 1,456	$ 1,817	$ 1,386	$ 1,839	$ 467	$ 1,326	$ 2,703	$ 713	$ 1,484	$ 291	$ 389	$ 444	$ 328	$ 919	$ 0	$ 1,585	$ 387	$ 574	$ 663	$ 991	$ 630	$ 565	$ 0	$ 147	$ 1,169	$ 2,467	$ 2,460	$ 1,193	$ 1,789	$ 2,498	$ 2,179	$ 647	$ 1,436	$ 0	$ 689	$ 1,903	$ 376	$ 1,228	$ 746	$ 1,196	$ 577	$ 254	$ 1,503	$ 1,132	$ 1,470	$ 552	$ 0	$ 0	$ 767	$ 832	$ 2,862	$ 1,923	$ 127	$ 0	$ 0	$ 3,557	$ 511	$ 925	$ 2,312	$ 2,428	$ 444	$ 688	$ 780	$ 484	$ 1,108	$ 302	$ 830	$ 858	$ 3,677	$ 1,146	$ 1,417	$ 2,917	$ 660	$ 1,085	$ 3,043	$ 402	$ 410	$ 514	$ 1,470	$ 1,019	$ 733	$ 5,344	$ 4,559	$ 2,121	$ 1,218	$ 3,316	$ 0	$ 1,236	$ 596	$ 1,289	$ 805	$ 1,044	$ 990	$ 112	$ 630	$ 2,730	$ 1,155	$ 1,448	$ 576	$ 148	$ 237,690	$ 528	$ 1,793	$ 3,567	$ 3,691	$ 2,048	$ 2,205	$ 978	$ 1,620	$ 1,169	$ 1,624	$ 862	$ 0	$ 5,270	$ 4,462	$ 6,014	$ 1,726	$ 0	$ 1,465	$ 239	$ 5,075	$ 0	$ 19	$ 568	$ 1,811	$ 653	$ 1,967	$ 261	$ 4,174	$ 2,180	$ 6,299	$ 3,451	$ 52	$ 0	$ 2,259	$ 2,794	$ 2,886	$ 511	$ 1,282	$ 2,314	$ 1,933	$ 242	$ 2,458	$ 2,185	$ 722	$ 422	$ 1,010	$ 2,421	$ 0	$ 1,031	$ 1,808	$ 0	$ 1,952	$ 943	$ 0	$ 501	$ 1,629	$ 0	$ 3,644	$ 0	$ 1,706	$ 822	$ 0	$ 1,004	$ 700	$ 752	$ 2,506	$ 0	$ 0	$ 7,170	$ 2,756	$ 785	$ 998	$ 2,145	$ 835	$ 1,623	$ 452	$ 0	$ 4,247	$ 1,469	$ 1,941	$ 2,475	$ 1,213	$ 1,703	$ 60	$ 1,208	$ 451	$ 254	$ 107	$ 625	$ 0	$ 0	$ 0	$ 417	$ 1,487	$ 0	$ 249	$ 2,833	$ 1,913	$ 1,385	$ 433	$ 505	$ 1,989	$ 690	$ 1,502	$ 969	$ 705	$ 6,803	$ 1,077	$ 2,503	$ 3,563	$ 2,133	$ 3,107	$ 63	$ 3,723	$ 3,404	$ 1,748	$ 3,690	$ 2,387	$ 876	$ 1,333	$ 0	$ 0	$ 0	$ 75	$ 1,345	$ 327	$ 4,600	$ 3,100	$ 2,662	$ 502	$ 2,424	$ 827	$ 1,486	$ 0	$ 1,242	$ 828	$ 1,307	$ 0	$ 1,094	$ 3,181	$ 2,308	$ 2,043	$ 2,259	$ 1,702	$ 3,360	$ 2,217	$ 2,691	$ 135	$ 3,140	$ 623	$ 836,966	$ 0
Year Acquired			1997	2002	1995	1996	1995	1995	2002	2002	1996	1996	1995	1999	1996	1995	1996		2010	2002	2005	2006	2010	2010	2008	2006	2005	2005	2010	2003	2010	2006	2003	1999	2003	1997	2005	2005	2006	2006	1999	2007	2010	1998	2006	1996	2002	2009	2001	2005	2006	2010	2007	1998	2002	2004	1996	1997	2010	2006	2010	2010	2010	2004	2010	2005	2001	2004	2003	2003	2004	1998	2004	2002	1998	2002	2006	1998	2002	2003	1996	2007	2010	1996	1998	2004	2005	2006	2001	1998	2005	2010	1999	2003	2003	2010	2002	2005	2006	2006	2003	2009	2005	2005	2007	2004	2003	2006	2004	2004	2004	2002	2007	2006	2004	2003	2005	2006	2007	2003	2003	2010	2010	1997	2010	1993	2003	2005	2005	1998	2001	2000	2010	2001	1998	1999	2002	2004	1996	2001	1997	2010	2002	2010	2003	2008	2005	2005	2005	1998	2003	2003	2003	1997	2010	2006	2008	2005	2006	2010	2005	2010	1998	1999	2004	2006	2003	2003	2003	2004	2006	2010	2002	2001	2004	2002	2008	2001	2010	2010	2007	2010	2010	1998	1999	2002	2003	2003	2003	2003	2003	2002	1999	2006	2005	2003	2007	2007	2002	2010	2005	2004	2006	2006	2007	2004	2006	2002	2003	2003	2006	1998	2010	2010	1998	2010	2010	2007	2007	2003	2004	2004	1998	1998	2004	2010	2008	2004	2002	2003	2002	2010	2010	2010	2010	1996	2008	2005	2006	2004	2008	2005	2002	2002	2005	2003	2005	2006	2005	1998	2006	2003	1998	2003	2003	2010	2006	2006	2009	2010	2003	2003	2004	2010	1997	2006	1999	2004	2001	2010	1998	2005	2007	2010	2005	2003	2003	2003	2010	2003	2004	2004	2010	1999	2003	2004	2005	2001	2006	2007	2006	1997	2004	2008	2005	2002	2010	2004	2006	2006	2004	2002	1995	1999	2004	2004	1998	2004	2008	2004	1998	2007	2007	2010	2010	2010	2007	2002	2006	2007	2006	2005	2008	2010	1996	1993	2005	2005	2010	2006	2008	2004	2005	2007	2002	2005	2001	2007	2003	1997	2005	2005	2010	2010	2004	2008	2007	2004	1998	2010	2004	2004	2004	2008	2006	2010	2002	2004	2003	2007	2003	2001	2005	2001	2001	2002	2003	2003	2005	2006	2006	1997	2004	2005	2010	2008	1999	2003	2004	2002	2007	2000	2010	1996	1999	2004	2005	2008	2010	2010	2010	2010	2010	1999	2005	1996	2006	2004	2005	2005	2010	2010	2003	2005	1995	2004	2007	2005	2001	2006	1995	2010	2010	2004	2003	2003	2003	2007	1995	2010	2004	2004	2004	1996	2010	2010	2004	1997	2004	2005	2010	2010	2010	2002	2006	2006	2005	2005	2010	2001	2001	2010	2004	2008	2001	2001	2007	2004	1998	2002	2005	2006	2002	2008	2007	2006	2002	2004	2006	1998	2001	1998	2001	2002	2010	2005	2010	2006	2007	2005	1999	2008	2003	2005	2002	2007	2008	2010		2009	2005	2006	2006	2006	2007	2007	2006	2006	2007	2008	2010	2006	2006	2006	2008	2010	2008	2010	2006	2010	2010	2009	2007	2005	2006	2008	2006	2007	2006	2006	2006	2010	2005	2006	2008	2008	2006	2008	2007	2010	2007	2007	2006	2010	2010	2007	2010	2007	2006	2010	2006	2007	2010	2010	2006	2010	2006	2007	2006	2006	2010	2006	2006	2006	2007	2010	2007	2006	2006	2006	2007	2006	2007	2008	2010	2010	2006	2008	2006	2008	2007	2007	2010	2010	2010	2010	2010	2005	2010	2010	2010	2009	2006	2010	2010	2007	2007	2007	2010	2010	2006	2006	2006	2006	2006	2006	2006	2006	2006	2005	2008	2010	2007	2010	2006	2006	2007	2008	2008	2010	2010	2010	2010	2008	2010	2008	2007	2007	2008	2007	2008	2007	2010	2006	2006	2006	2010	2009	2006	2007	2006	2006	2007	2008	2006	2006	2010	2007	2006
Year Built			1996	1979	1996	1996	1996	1995	1999	1999	1995	1996	1996	1999	1996	1995	1996		2008	1993	1961	1915	1999	1984	1955	1982	1986	1998	1999	1986	1999	2006	1998	1999	1992	1999	1972	1983	2006	2008	1998	2006	2004	1988	1983	1995	2000	2008	1990	1972	2004	1996	2009	1966	2000	1999	1995	1968	1999	1999	1984	1998	1999	1970	1999	1982	1984	1985	2000	1997	1960	1999	1982	1993	1998	2000	2007	1996	1997	1997	1996	2010	1997	1996	1998	1961	1983	2007	1987	1996	1985	2002	1999	1974	2000	1998	2001	1968	1983	1978	1997	2010	1985	1985	2008	1975	1998	2009	1986	1961	1965	1996	2006	1980	1967	1982	1986	1987	2009	1975	1985	2001	1990	1999	1988	1959	1998	1970	1969	1999	1980	2000	1997	1981	1972	1999	1998	1999	1973	1997	1997	2000	1999	1999	1999	1990	1973	1999	1987	1999	1998	1994	1996	1997	1994	2007	1991	2006	1980	1999	1982	2009	1973	1964	1979	2006	1996	1997	1998	1997	2009	2007	1998	1998	2000	1996	2009	1972	2009	2000	1996	1988	1988	1998	2000	1984	1994	2000	1999	1994	1998	1999	1990	1994	1999	1974	2006	2009	1995	2007	1983	1997	1981	1981	2008	1966	1984	1982	1992	1992	2007	1998	1980	1986	2000	2008	1994	2009	2000	1996	1972	1986	1999	1994	1984	1999	1989	1986	1998	1998	1997	2000	1997	1998	2000	1975	1976	1971	2007	1980	2008	1978	1974	1975	1919	1996	1984	2007	1985	1972	1997		1999	1998	1998	1946		2004	2010	2001	1981	1982	1951	1981	1999	2007	2000	1998	1991	1994	1958	1987	2009	1998	1998	2001	2000	1997	1994	1980	1977	1986	2000	1999	1965	1933	1998	1976	2001	2009	2007	1999	1968	2007	1975	1994	1991	1981	1958	1959	1998	1999	1995	1998	1968	1963	1987	1971	2009	1998	1979	2008	2009	1995	1998	1999	1996	1983	2005	2008	2008	1970	2009	1988	1996	1966	1964	1979	2001	2005	2010	1992	2006	2005	1998	1997	1986	1983	1998	1997	1998	1977	1999	1972	1982	2010	2008	1970	1989	1985	1983	1999	1976		2000	1999	1998	1998	1995	1969	1997	1990	1984	1970	1979	1998	1996	1980	1985	2010		1999	1984	1965	1978	2007	1998	1997	1997	2000	2004	2001	1989	1995	2000	1982	1976	1999	1962	2000	2003	2005	2008	1999	1981	1995	2006	1979	1965	2006	2000	2005	1998	1988	1961	1979	2009	1997	1987	2009	1994	1963	1998	1990	1990	1996	1999	1959	1995	1988	1985	1950	1968	1996	1985	2005	1966	1997	1971	1985	1998	1986	1984	1991	2007	1977	1986	1989	1990	1998	1999	2006	1987	2009	1999	1996	2003	1905	1999	1989	1973	1972	2000	2009	2008	2007	2000	1971	1980	2001	1985	1957	1994	1971	2000	1967	1988	1997	1970	1987	1999	1964	1996	1997	1977	2009	1993	2009		2008	1986	1984	1992	1999	2004	2004	1995	1997	1996	2008	2007	2005	2005	1971	1992		2010	2010	1995	2006	1986	2010	2005	1968	1993	2009	1995	2005	1985	1980	1980	2003	1994	1997	2003	2003	1999	1991	1988	1984	2004	2004	2006	2002	2002	2002	1997	1997	2002	2005	2001	2004	2010	1993	1993	2008	1993		2001	2002	2003	1993	1994	1997	2003	2008		1991	2000	1991	1997	1993	2008	2006	2002	2008	1998	1989	2008	1994	1990	2005	1993	1983	1962	1930	1958	1996	1986	2003	2009	2010	1986		1993	1990	1998	1985	2000	2000	1998	1993	1997	2000	2002	1998	1988	1997	1996	1995	2007	1991	2006	1991	1990	1999	2007	1993	1992	2010	1996	2007	1958	2007	2007	2009	2009	2001	2009	2004	1995	1996	2011	1982	1990	1992	1998	1991	1997	2007	1991	2000	2003	2001	1993	1991	1961	1990	1980

Real Estate and Accumulated Depreciation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment in real estate:
Balance at beginning of year	$ 6,336,291,000	$ 5,979,575,000	$ 5,117,005,000
Additions:
Acquisitions	1,707,421,000	67,673,000	451,363,000
Improvements	398,510,000	590,394,000	646,161,000
Conversions from loans receivable	10,070,000		23,097,000
Assumed other items, net	208,314,000		1,899,000
Assumed debt	559,508,000
Purchase price adjustments		665,000
Reclassification of lease commissions			2,359,000
Total additions	2,883,823,000	658,732,000	1,124,879,000
Deductions:
Cost of real estate sold	(216,300,000)	(260,956,000)	(219,079,000)
Reclassification of accumulated depreciation and amortization for assets held for sale	(10,372,000)	(15,837,000)	(10,582,000)
Impairment of assets	(947,000)	(25,223,000)	(32,648,000)
Total deductions	(227,619,000)	(302,016,000)	(262,309,000)
Balance at end of year	8,992,495,000	6,336,291,000	5,979,575,000
Accumulated depreciation:
Balance at beginning of year	677,851,000	600,781,000	478,373,000
Additions:
Depreciation and amortization expenses	202,543,000	164,923,000	163,045,000
Amortization of above market leases	2,524,000	2,061,000	3,477,000
Reclassification of lease commissions			423,000
Total additions	205,067,000	166,984,000	166,945,000
Deductions:
Sale of properties	(31,919,000)	(74,244,000)	(33,578,000)
Reclassification of accumulated depreciation and amortization for assets held for sale	(14,033,000)	(15,670,000)	(10,959,000)
Total deductions	(45,952,000)	(89,914,000)	(44,537,000)
Balance at end of year	836,966,000	677,851,000	600,781,000
Reconciliation of real property (Textual) [Abstract]
Aggregate cost for tax purposes for real property	$ 8,802,656,000	$ 6,378,056,000	$ 5,977,346,000

Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Loans on Real Estate
Prior Liens	$ 25,639
Face Amount of Mortgages	142,956
Carrying Amount of Mortgages	109,283
Principal Amount of Loans Subject to Delinquent Principal or Interest	(1,850)
Reconciliation of mortgage loans:
Balance at beginning of year	74,517	137,292	143,091
Additions:
New mortgage loans	73,439	9,456	22,142
Total additions	73,439	9,456	22,142
Deductions:
Collections of principal	(10,540)	(54,696)	(4,844)
Conversions of real property	(10,070)	0	(23,097)
Charge-offs	(18,063)	(17,535)	0
Total deductions	(38,673)	(72,231)	(27,941)
Balance at end of year	109,283	74,517	137,292
7.60 % First mortgage relating to one senior housing facility in New York [Member]
Mortgage Loans on Real Estate
Interest Rate	7.60%
Final Maturity Date	Jun 30, 2013
Periodic Payment Terms	Monthly Payments 234829
Prior Liens	0
Face Amount of Mortgages	40,000
Carrying Amount of Mortgages	37,799
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
8.11 % First mortgage relating to one hospital in California Interest Rate One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Dec 1, 2017
Periodic Payment Terms	Monthly Payments 99373
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	15,218
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.50 % First Mortgage Relating To one Hospital In California Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	9.50%
Final Maturity Date	Jun 1, 2020
Periodic Payment Terms	Monthly Payments 146191
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	13,747
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
7.35 % First mortgage relating to one senior housing facility in North Carolina Interest Rate Two [Member]
Mortgage Loans on Real Estate
Interest Rate	7.35%
Final Maturity Date	Apr 30, 2015
Periodic Payment Terms	Monthly Payments 40234
Prior Liens	0
Face Amount of Mortgages	7,000
Carrying Amount of Mortgages	6,525
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
6.50 % First mortgage relating to one medical office building in Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct 1, 2014
Periodic Payment Terms	Monthly Payments 33042
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,100
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.63 % First mortgage relating to one hospital in California Interest Rate Year Three [Member]
Mortgage Loans on Real Estate
Interest Rate	9.63%
Final Maturity Date	Jan 14, 2014
Periodic Payment Terms	Monthly Payments 140072
Prior Liens	0
Face Amount of Mortgages	18,800
Carrying Amount of Mortgages	4,888
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
3.55 % First mortgage relating to one senior housing facility in Arizona In year One [member]
Mortgage Loans on Real Estate
Interest Rate	3.55%
Final Maturity Date	Jan 1, 2013
Periodic Payment Terms	Monthly Payments 12511
Prior Liens	0
Face Amount of Mortgages	4,151
Carrying Amount of Mortgages	4,151
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
9.13 % Second mortgage relating to one hospital in California Interest Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	9.13%
Final Maturity Date	Oct 31, 2013
Periodic Payment Terms	Monthly Payments 137558
Prior Liens	13,747
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	4,107
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
15.21 % Second mortgage relating to one senior housing facility in Wisconsin Interst Rate Year One [Member]
Mortgage Loans on Real Estate
Interest Rate	15.21%
Final Maturity Date	Jan 15, 2015
Periodic Payment Terms	Monthly Payments 42625
Prior Liens	7,792
Face Amount of Mortgages	3,300
Carrying Amount of Mortgages	3,300
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Seven first mortgages relating to four senior housing facilities and three medical office buildings Minimum [Member]
Mortgage Loans on Real Estate
Interest Rate	3.00%
Final Maturity Date	Sep 1, 2011
Periodic Payment Terms	Monthly Payments from $739 to 52,811
Prior Liens	0
Face Amount of Mortgages	13,605
Carrying Amount of Mortgages	11,598
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Seven first mortgages relating to four senior housing facilities and three medical office buildings Maximum [Member]
Mortgage Loans on Real Estate
Interest Rate	10.90%
Final Maturity Date	Jun 30, 2020
12.7% Second mortgage relating to one hospital in massachusetts [Member]
Mortgage Loans on Real Estate
Interest Rate	12.17%
Final Maturity Date	Jun 30, 2010
Periodic Payment Terms	Monthly Payments 16900
Prior Liens	4,100
Face Amount of Mortgages	2,000
Carrying Amount of Mortgages	1,850
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ (1,850)